UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.    Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.88%

BANKS—25.02%
Bank of China Ltd. Class H(a)	378,268,000	$246,946,908
Bank of Communications Co. Ltd. Class H(a)	176,385,000	319,053,220
BOC Hong Kong (Holdings) Ltd.	88,976,000	249,681,065
China CITIC Bank Class H(a)(b)	39,225,000	31,680,407
China Construction Bank Class H(a)	466,830,000	524,602,533
China Merchants Bank Co. Ltd. Class H	69,255,000	352,493,904
Industrial and Commercial Bank of China Class H(a)	587,346,000	554,700,510

		2,279,158,547
COAL—7.29%
China Coal Energy Co. Class H(a)	74,660,000	249,001,523
China Shenhua Energy Co. Ltd. Class H(a)	65,407,500	414,767,330

		663,768,853
ELECTRIC—1.98%
Datang International Power Generation Co. Ltd. Class H(a)	78,976,000	88,749,673
Huaneng Power International Inc. Class H(a)	78,210,000	92,026,010

		180,775,683
ENGINEERING & CONSTRUCTION—3.92%
China Communications Construction Co. Ltd. Class H	114,170,000	357,204,740

		357,204,740
HOLDING COMPANIES - DIVERSIFIED—5.55%
China Merchants Holdings International Co. Ltd.	29,774,000	207,820,277
China Resources Enterprises Ltd.	30,160,000	130,744,697
CITIC Pacific Ltd.(a)	26,714,000	167,160,680

		505,725,654
INSURANCE—15.50%
China Life Insurance Co. Ltd. Class H(a)	117,990,000	783,220,506
PICC Property & Casualty Co. Ltd. Class H(a)	88,526,000	185,028,797
Ping An Insurance (Group) Co. of China Ltd. Class H(a)	32,062,500	443,450,999

		1,411,700,302
MINING—4.73%
Aluminum Corporation of China Ltd. Class H(a)	75,466,000	215,177,607
Zijin Mining Group Co. Ltd. Class H(a)	125,802,000	215,870,181

		431,047,788
OIL & GAS—17.51%
China Petroleum & Chemical Corp. Class H	213,750,000	321,557,129
CNOOC Ltd.	199,215,000	415,352,531
PetroChina Co. Ltd. Class H	342,720,000	857,817,001

		1,594,726,661

TELECOMMUNICATIONS—18.19%
China Mobile Ltd.	49,162,500	995,834,301
China Netcom Group Corp. (Hong Kong) Ltd.(a)	33,628,000	102,392,114
China Telecom Corp. Ltd. Class H(a)	359,100,000	309,952,393
China Unicom Ltd.	103,454,000	248,530,923

		1,656,709,731
TRANSPORTATION—0.19%
China COSCO Holdings Co. Ltd. Class H	3,847,500	16,902,433

		16,902,433

TOTAL COMMON STOCKS
(Cost: $4,723,290,417)		9,097,720,392

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.70%

MONEY MARKET FUNDS—13.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(d)	277,227	277,227
BGI Cash Premier Fund LLC
5.17%(c)(d)(e)	1,246,992,869	1,246,992,869

		1,247,270,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,247,270,096)		1,247,270,096

TOTAL INVESTMENTS IN SECURITIES—113.58%
(Cost: $5,970,560,513)		10,344,990,488
Other Assets, Less Liabilities—(13.58)%		(1,236,533,816)

NET ASSETS—100.00%		$9,108,456,672

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GSSITM NATURAL RESOURCES INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.98%

BUILDING MATERIALS—0.58%
Eagle Materials Inc.	28,313	$1,118,647
Florida Rock Industries Inc.	53,118	3,342,716
Martin Marietta Materials Inc.	48,656	6,293,654
Texas Industries Inc.	30,869	2,255,289

		13,010,306
COAL—1.89%
Alpha Natural Resources Inc.(a)	57,436	1,576,044
Arch Coal Inc.	163,761	6,714,201
CONSOL Energy Inc.	209,743	11,850,479
Foundation Coal Holdings Inc.	50,259	2,147,064
Massey Energy Co.	92,717	2,937,275
Peabody Energy Corp.	309,382	17,248,046

		42,473,109
FOREST PRODUCTS & PAPER—2.93%
AbitibiBowater Inc.(b)	66,210	2,268,371
Domtar Corp.(a)	605,751	5,197,344
International Paper Co.	510,748	18,877,246
Louisiana-Pacific Corp.	123,222	2,028,234
MeadWestvaco Corp.	217,771	7,325,816
Smurfit-Stone Container Corp.(a)	309,705	3,750,528
Temple-Inland Inc.	126,114	6,768,538
Weyerhaeuser Co.	257,822	19,571,268

		65,787,345
MANUFACTURING—0.15%
AptarGroup Inc.	77,173	3,449,633

		3,449,633
MINING—12.18%
Agnico-Eagle Mines Ltd.(b)	152,024	8,648,645
Alcoa Inc.	1,024,709	40,568,229
Barrick Gold Corp.	1,006,586	44,420,640
Cameco Corp.	399,514	19,596,162
Denison Mines Corp.(a)	173,778	2,458,959
Freeport-McMoRan Copper & Gold Inc.	440,696	51,861,105
Goldcorp Inc.	813,542	28,579,730
IAMGOLD Corp.	353,332	3,098,722
Ivanhoe Mines Ltd.(a)	330,911	4,546,717
Kinross Gold Corp.(a)	676,749	13,318,420
Lundin Mining Corp.(a)	443,948	5,984,419
Newmont Mining Corp.	527,103	26,808,459
Silver Standard Resources Inc.(a)	68,698	2,916,917
Silver Wheaton Corp.(a)(b)	118,333	1,996,278
Titanium Metals Corp.(a)(b)	102,512	3,608,422
Vulcan Materials Co.	109,960	9,402,680
Yamana Gold Inc.(b)	401,049	6,023,756

		273,838,260
OIL & GAS—62.30%
Anadarko Petroleum Corp.	532,576	31,432,636
Apache Corp.	381,694	39,623,654
Bill Barrett Corp.(a)(b)	25,937	1,213,852
Cabot Oil & Gas Corp.	110,584	4,389,079
Canadian Natural Resources Ltd.	614,162	51,098,278

Cheniere Energy Inc.(a)(b)	59,302	2,401,731
Chesapeake Energy Corp.	480,530	18,971,324
Chevron Corp.	1,895,414	173,449,335
Cimarex Energy Co.	93,757	3,798,096
ConocoPhillips	1,879,732	159,702,031
Denbury Resources Inc.(a)(b)	137,523	7,783,802
Devon Energy Corp.	513,262	47,938,671
Diamond Offshore Drilling Inc.	72,640	8,225,027
EnCana Corp.	866,313	60,382,016
ENSCO International Inc.	172,918	9,595,220
EOG Resources Inc.	282,295	25,011,337
Exxon Mobil Corp.	1,818,761	167,307,824
Forest Oil Corp.(a)	85,356	4,147,448
Frontier Oil Corp.	124,865	5,717,568
GlobalSantaFe Corp.	261,210	21,165,846
Grey Wolf Inc.(a)	216,414	1,218,411
Helmerich & Payne Inc.	116,534	3,684,805
Hess Corp.	314,601	22,528,578
Holly Corp.	41,750	2,621,900
Marathon Oil Corp.	777,418	45,968,726
Mariner Energy Inc.(a)	96,652	2,416,300
Murphy Oil Corp.	219,720	16,177,984
Nabors Industries Ltd.(a)(b)	326,140	9,158,011
Newfield Exploration Co.(a)	151,868	8,176,573
Nexen Inc.	600,215	20,293,269
Noble Corp.	311,204	16,478,252
Noble Energy Inc.	198,465	15,190,511
Occidental Petroleum Corp.	965,404	66,661,146
Patterson-UTI Energy Inc.	177,624	3,541,823
Petro-Canada	563,106	32,451,799
Petrohawk Energy Corp.(a)	201,651	3,730,544
Pioneer Natural Resources Co.	144,098	7,351,880
Plains Exploration & Production Co.(a)	86,210	4,392,400
Pogo Producing Co.	68,382	4,072,832
Pride International Inc.(a)	189,331	6,986,314
Quicksilver Resources Inc.(a)(b)	66,786	3,806,802
Range Resources Corp.	168,904	7,588,857
Rowan Companies Inc.	125,554	4,894,095
Southwestern Energy Co.(a)	196,266	10,152,840
St. Mary Land & Exploration Co.	69,931	2,962,277
Suncor Energy Inc.(b)	526,044	57,459,786
Sunoco Inc.	140,529	10,342,934
Talisman Energy Inc.	1,179,985	25,652,874
Tesoro Corp.(b)	158,568	9,598,121
Transocean Inc.(a)	336,647	40,185,552
Ultra Petroleum Corp.(a)	179,946	12,750,974
Unit Corp.(a)	53,718	2,566,109
Valero Energy Corp.	644,280	45,376,640
W&T Offshore Inc.	16,790	450,308
Western Refining Inc.	29,424	1,079,272
XTO Energy Inc.	442,778	29,391,604

		1,400,715,878
OIL & GAS SERVICES—15.40%
Baker Hughes Inc.	361,437	31,343,817
BJ Services Co.	340,421	8,575,205
Cameron International Corp.(a)	127,414	12,405,027
Dresser-Rand Group Inc.(a)	38,832	1,502,798
Exterran Holdings Inc.(a)	74,985	6,313,737
FMC Technologies Inc.(a)	155,285	9,414,930
Global Industries Ltd.(a)	106,407	2,619,740
Grant Prideco Inc.(a)	147,718	7,261,817
Halliburton Co.	1,042,684	41,102,603
Helix Energy Solutions Group Inc.(a)	106,591	4,929,834
National Oilwell Varco Inc.(a)	403,364	29,542,379
Oceaneering International Inc.(a)	62,735	4,847,533
Oil States International Inc.(a)	54,407	2,349,838
Schlumberger Ltd.	1,372,922	132,583,078
SEACOR Holdings Inc.(a)	26,156	2,397,197
Smith International Inc.	233,873	15,447,312

Superior Energy Services Inc.(a)	90,825	3,367,791
Tetra Technologies Inc.(a)	82,066	1,615,880
Tidewater Inc.	65,617	3,587,281
Weatherford International Ltd.(a)	385,166	25,001,125

		346,208,922
PACKAGING & CONTAINERS—1.84%
Ball Corp.	117,737	5,837,400
Bemis Co. Inc.	127,175	3,581,248
Crown Holdings Inc.(a)	184,512	4,575,898
Greif Inc. Class A	34,214	2,176,010
Owens-Illinois Inc.(a)	175,695	7,804,372
Packaging Corp. of America	101,534	3,232,843
Pactiv Corp.(a)	156,830	4,308,120
Sealed Air Corp.	192,006	4,786,710
Silgan Holdings Inc.	25,865	1,411,453
Sonoco Products Co.	118,299	3,657,805

		41,371,859
PIPELINES—2.62%
El Paso Corp.	815,907	14,408,918
Spectra Energy Corp.	743,519	19,316,624
Williams Companies Inc. (The)	691,024	25,215,466

		58,941,008
TRANSPORTATION—0.09%
Overseas Shipholding Group Inc.	27,710	2,061,624

		2,061,624

TOTAL COMMON STOCKS
(Cost: $1,696,562,959)		2,247,857,944

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.55%

MONEY MARKET FUNDS—1.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(d)	1,761,616	1,761,616
BGI Cash Premier Fund LLC
5.17%(c)(d)(e)	33,088,347	33,088,347

		34,849,963

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,849,963)		34,849,963

TOTAL INVESTMENTS IN SECURITIES—101.53%
(Cost: $1,731,412,922)		2,282,707,907
Other Assets, Less Liabilities—(1.53)%		(34,504,560)

NET ASSETS—100.00%		$2,248,203,347

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GSTITM NETWORKING INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

COMPUTER - INTEGRATED SYSTEMS—0.40%
Riverbed Technology Inc.(a)	30,705	$1,037,522

		1,037,522
COMPUTERS—12.68%
Research in Motion Ltd.(a)	265,262	33,027,772

		33,027,772
INTERNET INFRASTRUCTURE EQUIPMENT—1.50%
Avocent Corp.(a)	144,642	3,909,673

		3,909,673
INTERNET INFRASTRUCTURE SOFTWARE—3.18%
F5 Networks Inc.(a)	230,061	8,289,098

		8,289,098
NETWORKING PRODUCTS—24.80%
Cisco Systems Inc.(a)	755,350	24,971,871
Foundry Networks Inc.(a)	422,174	8,924,758
Juniper Networks Inc.(a)	500,611	18,021,996
Polycom Inc.(a)	252,279	7,058,766
3Com Corp.(a)	1,156,196	5,642,237

		64,619,628
TELECOMMUNICATION EQUIPMENT—25.91%
ADC Telecommunications Inc.(a)	337,211	6,305,846
ADTRAN Inc.	179,276	4,315,173
Andrew Corp.(a)	450,235	6,600,445
ARRIS Group Inc.(a)	309,432	3,558,468
CommScope Inc.(a)(b)	172,161	8,120,834
Harris Corp.	204,453	12,381,674
Nortel Networks Corp.(a)	501,298	8,085,937
Sonus Networks Inc.(a)	747,057	5,154,693
Tekelec(a)	207,758	2,742,406
Tellabs Inc.(a)	1,055,714	9,300,840
UTStarcom Inc.(a)(b)	299,134	957,229

		67,523,545
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—14.91%
Ciena Corp.(a)(b)	252,294	12,074,791
Corning Inc.	633,211	15,368,031
JDS Uniphase Corp.(a)(b)	598,479	9,132,790
Sycamore Networks Inc.(a)	529,687	2,261,764

		38,837,376
WIRELESS EQUIPMENT—16.46%
InterDigital Inc.(a)	136,156	2,925,992
Motorola Inc.	980,327	18,420,344
Powerwave Technologies Inc.(a)(b)	369,480	2,054,309
QUALCOMM Inc.	456,191	19,493,041

		42,893,686

TOTAL COMMON STOCKS
(Cost: $267,639,903)		260,138,300

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.89%

MONEY MARKET FUNDS—7.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(d)	493,816	493,816
BGI Cash Premier Fund LLC
5.17%(c)(d)(e)	20,064,220	20,064,220

		20,558,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,558,036)		20,558,036

TOTAL INVESTMENTS IN SECURITIES—107.73%
(Cost: $288,197,939)		280,696,336
Other Assets, Less Liabilities—(7.73)%		(20,144,867)

NET ASSETS—100.00%		$260,551,469

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GSTITM SEMICONDUCTOR INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.87%

COMPUTER GRAPHICS—0.18%
Trident Microsystems Inc.(a)	69,385	$522,469

		522,469
ELECTRONIC COMPONENTS - SEMICONDUCTORS—65.45%
Advanced Micro Devices Inc.(a)(b)	642,170	8,399,584
Altera Corp.	397,609	7,801,089
AMIS Holdings Inc.(a)	44,270	339,551
Amkor Technology Inc.(a)	123,006	1,393,658
Applied Micro Circuits Corp.(a)	322,266	1,037,696
Broadcom Corp. Class A(a)	513,451	16,712,830
Conexant Systems Inc.(a)	559,290	715,891
Cree Inc.(a)(b)	93,249	2,610,972
Fairchild Semiconductor International Inc. Class A(a)	135,921	2,480,558
Intel Corp.	1,075,929	28,942,490
International Rectifier Corp.(a)	79,991	2,670,100
Intersil Corp. Class A	141,624	4,296,872
LSI Corp.(a)(b)	813,325	5,367,945
MEMC Electronic Materials Inc.(a)	188,311	13,788,131
Microchip Technology Inc.	243,517	8,077,459
Micron Technology Inc.(a)(b)	818,921	8,606,860
Microsemi Corp.(a)	84,331	2,244,048
National Semiconductor Corp.	272,417	6,848,563
NVIDIA Corp.(a)	587,985	20,802,909
ON Semiconductor Corp.(a)	149,218	1,522,024
PMC-Sierra Inc.(a)	242,707	2,186,790
Rambus Inc.(a)	101,166	2,002,075
Semtech Corp.(a)	70,441	1,205,245
Silicon Image Inc.(a)	92,899	591,767
Silicon Laboratories Inc.(a)	61,714	2,696,902
Skyworks Solutions Inc.(a)	182,875	1,686,107
Spansion Inc. Class A(a)	58,193	410,261
Texas Instruments Inc.	701,654	22,873,920
Xilinx Inc.	335,849	8,194,716

		186,507,013
LASERS - SYSTEMS/COMPONENTS—0.53%
Cymer Inc.(a)	35,638	1,514,615

		1,514,615
NETWORKING PRODUCTS—0.77%
Atheros Communications Inc.(a)(b)	62,006	2,176,411

		2,176,411
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—11.19%
Analog Devices Inc.	345,793	11,570,234
Atmel Corp.(a)	488,602	2,389,264
Cypress Semiconductor Corp.(a)	170,625	6,236,344
Integrated Device Technology Inc.(a)	217,144	2,916,244
Linear Technology Corp.	247,871	8,184,700

Micrel Inc.	63,920	578,476

		31,875,262
SEMICONDUCTOR EQUIPMENT—21.27%
Applied Materials Inc.	1,303,481	25,313,601
Entegris Inc.(a)	131,782	1,203,170
FormFactor Inc.(a)	51,323	2,007,242
KLA-Tencor Corp.	213,717	11,252,200
Lam Research Corp.(a)	149,410	7,500,382
MKS Instruments Inc.(a)	42,010	843,561
Novellus Systems Inc.(a)(b)	138,538	3,935,865
Teradyne Inc.(a)	210,116	2,592,831
Tessera Technologies Inc.(a)	55,064	2,102,894
Varian Semiconductor Equipment Associates Inc.(a)	83,954	3,863,563

		60,615,309
WIRELESS EQUIPMENT—0.48%
RF Micro Devices Inc.(a)(b)	221,400	1,377,108

		1,377,108

TOTAL COMMON STOCKS
(Cost: $316,921,757)		284,588,187

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.06%

MONEY MARKET FUNDS—10.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(d)	366,382	366,382
BGI Cash Premier Fund LLC
5.17%(c)(d)(e)	28,291,393	28,291,393

		28,657,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,657,775)		28,657,775

TOTAL INVESTMENTS IN SECURITIES—109.93%
(Cost: $345,579,532)		313,245,962
Other Assets, Less Liabilities—(9.93)%		(28,290,491)

NET ASSETS—100.00%		$284,955,471

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GSTITM SOFTWARE INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.96%

APPLICATIONS SOFTWARE—24.69%
Citrix Systems Inc.(a)	242,049	$10,405,687
Compuware Corp.(a)	403,796	4,037,960
Intuit Inc.(a)	369,002	11,870,794
Microsoft Corp.	635,980	23,410,424
Nuance Communications Inc.(a)(b)	193,808	4,285,095
Quest Software Inc.(a)	89,993	1,565,878
Red Hat Inc.(a)	258,885	5,589,327
Salesforce.com Inc.(a)(b)	118,043	6,654,084

		67,819,249
COMPUTER - INTEGRATED SYSTEMS—2.48%
Henry (Jack) & Associates Inc.	101,285	2,959,548
MICROS Systems Inc.(a)	53,536	3,844,956

		6,804,504
COMPUTER AIDED DESIGN—7.33%
ANSYS Inc.(a)	102,889	3,993,122
Autodesk Inc.(a)	272,770	13,338,453
Parametric Technology Corp.(a)	146,464	2,797,462

		20,129,037
COMPUTER SERVICES—1.27%
FactSet Research Systems Inc.	49,596	3,497,510

		3,497,510
DATA PROCESSING/MANAGEMENT—4.59%
Fair Isaac Corp.	76,576	2,903,762
NAVTEQ Corp.(a)	125,902	9,719,634

		12,623,396
DECISION SUPPORT SOFTWARE—2.59%
Cognos Inc.(a)	116,510	5,863,948
Wind River Systems Inc.(a)	99,581	1,245,758

		7,109,706
ELECTRONIC DESIGN AUTOMATION—5.32%
Cadence Design Systems Inc.(a)	371,697	7,285,261
Mentor Graphics Corp.(a)	118,912	1,904,970
Synopsys Inc.(a)	191,995	5,425,779

		14,616,010
ELECTRONIC FORMS—7.04%
Adobe Systems Inc.(a)	403,517	19,328,464

		19,328,464
ENTERPRISE SOFTWARE/SERVICES—23.52%
Advent Software Inc.(a)	24,807	1,372,571
BEA Systems Inc.(a)	527,920	8,921,848
BMC Software Inc.(a)	271,435	9,185,360
CA Inc.	511,213	13,521,584
Informatica Corp.(a)	113,300	1,935,164
Lawson Software Inc.(a)	69,162	780,839
MicroStrategy Inc. Class A(a)	12,660	1,244,858
Novell Inc.(a)	476,773	3,604,404
Oracle Corp.(a)	927,244	20,557,000
Sybase Inc.(a)	121,383	3,471,554

		64,595,182

ENTERTAINMENT SOFTWARE—10.86%
Activision Inc.(a)	328,666	7,772,951
Electronic Arts Inc.(a)	293,535	17,940,859
Take-Two Interactive Software Inc.(a)(b)	93,709	1,759,855
THQ Inc.(a)	86,770	2,350,599

		29,824,264
INTERNET INFRASTRUCTURE SOFTWARE—0.91%
TIBCO Software Inc.(a)	273,228	2,508,233

		2,508,233
INTERNET SECURITY—8.72%
McAfee Inc.(a)	211,119	8,729,771
Symantec Corp.(a)	811,282	15,235,876

		23,965,647
MOTION PICTURES AND SERVICES—0.64%
Macrovision Corp.(a)	72,826	1,747,824

		1,747,824

TOTAL COMMON STOCKS
(Cost: $261,309,930)		274,569,026

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.52%

MONEY MARKET FUNDS—1.52%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(d)	191,341	191,341
BGI Cash Premier Fund LLC
5.17%(c)(d)(e)	3,973,755	3,973,755

		4,165,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,165,096)		4,165,096

TOTAL INVESTMENTS IN SECURITIES—101.48%
(Cost: $265,475,026)		278,734,122
Other Assets, Less Liabilities—(1.48)%		(4,056,829)

NET ASSETS—100.00%		$274,677,293

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GSTITM TECHNOLOGY INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

COMMERCIAL SERVICES—1.46%
Alliance Data Systems Corp.(a)	13,975	$1,123,590
BearingPoint Inc.(a)	42,374	202,971
Convergys Corp.(a)	29,360	538,169
Euronet Worldwide Inc.(a)	10,076	322,734
Gartner Inc.(a)	11,127	243,681
Hewitt Associates Inc. Class A(a)	8,781	309,794
Iron Mountain Inc.(a)	36,963	1,283,725
MPS Group Inc.(a)	21,347	260,647
Western Union Co.	165,596	3,649,736
Wright Express Corp.(a)	8,578	331,969

		8,267,016
COMPUTERS—29.07%
Affiliated Computer Services Inc. Class A(a)	21,370	1,082,604
Apple Inc.(a)	181,872	34,546,586
Brocade Communications Systems Inc.(a)	82,307	782,740
CACI International Inc. Class A(a)	6,326	340,655
Cadence Design Systems Inc.(a)	59,595	1,168,062
Ceridian Corp.(a)	30,585	1,099,225
Cognizant Technology Solutions Corp.(a)	61,851	2,564,342
Computer Sciences Corp.(a)	37,842	2,209,594
Dell Inc.(a)	477,223	14,603,024
Diebold Inc.	13,566	567,601
DST Systems Inc.(a)	11,614	983,822
Electronic Data Systems Corp.	108,845	2,349,964
Electronics For Imaging Inc.(a)	12,043	274,580
EMC Corp.(a)	429,910	10,915,415
FactSet Research Systems Inc.	7,861	554,358
Henry (Jack) & Associates Inc.	17,217	503,081
Hewlett-Packard Co.	550,276	28,438,264
Imation Corp.	8,488	189,113
International Business Machines Corp.	286,249	33,239,234
Lexmark International Inc. Class A(a)	19,762	829,806
Mentor Graphics Corp.(a)	19,066	305,437
MICROS Systems Inc.(a)	8,525	612,265
NCR Corp.(a)	38,757	1,069,306
Network Appliance Inc.(a)	74,149	2,334,952
Palm Inc.(b)	22,237	200,578
Perot Systems Corp. Class A(a)	18,190	265,574
Research in Motion Ltd.(a)	99,371	12,372,683
Riverbed Technology Inc.(a)	3,179	107,418
SanDisk Corp.(a)	46,431	2,061,536
SRA International Inc. Class A(a)	8,915	244,806
Sun Microsystems Inc.(a)	748,969	4,276,613
Synopsys Inc.(a)	30,782	869,899
Teradata Corp.(a)	38,742	1,105,309
Unisys Corp.(a)	71,624	435,474
Western Digital Corp.(a)	47,461	1,230,189

		164,734,109

DISTRIBUTION & WHOLESALE—0.19%
Ingram Micro Inc. Class A(a)	30,493	647,671
Tech Data Corp.(a)	11,560	454,655

		1,102,326
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
Molex Inc.	29,879	853,344

		853,344
ELECTRONICS—2.47%
Agilent Technologies Inc.(a)	82,259	3,031,244
Amphenol Corp. Class A	37,139	1,644,144
Arrow Electronics Inc.(a)	25,770	1,030,285
Avnet Inc.(a)	27,584	1,150,804
AVX Corp.	12,564	194,114
Benchmark Electronics Inc.(a)	14,825	304,061
Celestica Inc.(a)	42,374	287,719
Cogent Inc.(a)	8,955	132,265
Cymer Inc.(a)	7,062	300,135
Dolby Laboratories Inc. Class A(a)	7,686	318,662
FLIR Systems Inc.(a)	13,478	935,238
Itron Inc.(a)	6,379	685,679
Jabil Circuit Inc.	37,906	823,697
L-1 Identity Solutions Inc.(a)	8,830	163,973
National Instruments Corp.	11,856	384,609
Plexus Corp.(a)	9,496	244,997
Sanmina-SCI Corp.(a)	111,259	245,882
Tektronix Inc.	16,504	624,676
Trimble Navigation Ltd.(a)	24,055	1,003,094
Vishay Intertechnology Inc.(a)	39,169	493,138

		13,998,416
ENTERTAINMENT—0.05%
Macrovision Corp.(a)	11,661	279,864

		279,864
INTERNET—12.71%
Akamai Technologies Inc.(a)	34,102	1,336,457
Amazon.com Inc.(a)	65,008	5,795,463
Avocent Corp.(a)	10,466	282,896
CheckFree Corp.(a)(b)	18,531	880,778
CNET Networks Inc.(a)	31,812	257,041
Digital River Inc.(a)	8,382	444,749
EarthLink Inc.(a)	25,136	198,826
eBay Inc.(a)	237,428	8,571,151
Equinix Inc.(a)	6,275	732,042
Expedia Inc.(a)	33,762	1,102,667
F5 Networks Inc.(a)	17,517	631,138
Google Inc. Class A(a)	46,791	33,081,237
IAC/InterActiveCorp(a)	46,794	1,378,551
j2 Global Communications Inc.(a)	10,062	338,989
McAfee Inc.(a)	33,837	1,399,160
NetFlix Inc.(a)(b)	12,969	343,289
NutriSystem Inc.(a)(b)	6,204	186,740
Openwave Systems Inc.	18,005	71,300
Priceline.com Inc.(a)	1,364	126,988
RealNetworks Inc.(a)	26,865	195,040
Symantec Corp.(a)	195,739	3,675,978
TIBCO Software Inc.(a)	42,941	394,198
ValueClick Inc.(a)	20,489	557,096
VeriSign Inc.(a)	51,946	1,770,839

Websense Inc.(a)	9,417	173,273
Yahoo! Inc.(a)	260,563	8,103,509

		72,029,395
MACHINERY—0.15%
Intermec Inc.(a)	9,944	252,776
Zebra Technologies Corp. Class A(a)	14,512	567,274

		820,050
OFFICE & BUSINESS EQUIPMENT—0.63%
Xerox Corp.(a)	203,340	3,546,250

		3,546,250
SEMICONDUCTORS—15.28%
Advanced Micro Devices Inc.(a)	120,538	1,576,637
Altera Corp.	74,653	1,464,692
AMIS Holdings Inc.(a)	11,547	88,565
Amkor Technology Inc.(a)	22,862	259,026
Analog Devices Inc.	65,090	2,177,911
Applied Materials Inc.	284,484	5,524,679
Applied Micro Circuits Corp.(a)	58,874	189,574
Atmel Corp.(a)	92,442	452,041
Broadcom Corp. Class A(a)	96,482	3,140,489
Conexant Systems Inc.(a)	101,397	129,788
Cree Inc.(a)(b)	17,377	486,556
Cypress Semiconductor Corp.(a)	31,992	1,169,308
Emulex Corp.(a)	16,829	364,516
Entegris Inc.(a)	26,011	237,480
Fairchild Semiconductor International Inc. Class A(a)	25,314	461,981
FormFactor Inc.(a)	9,557	373,774
Integrated Device Technology Inc.(a)	40,482	543,673
Intel Corp.	1,171,694	31,518,569
International Rectifier Corp.(a)	14,908	497,629
Intersil Corp. Class A	27,261	827,099
KLA-Tencor Corp.	40,134	2,113,055
Lam Research Corp.(a)	28,034	1,407,307
Linear Technology Corp.	46,565	1,537,576
LSI Corp.(a)(b)	156,649	1,033,883
MEMC Electronic Materials Inc.(a)	35,365	2,589,425
Micrel Inc.	14,886	134,718
Microchip Technology Inc.	45,752	1,517,594
Micron Technology Inc.(a)(b)	153,741	1,615,818
Microsemi Corp.(a)	15,709	418,016
MKS Instruments Inc.(a)	9,377	188,290
National Semiconductor Corp.	51,975	1,306,652
Novellus Systems Inc.(a)	25,863	734,768
NVIDIA Corp.(a)	110,512	3,909,915
OmniVision Technologies Inc.(a)(b)	11,124	246,397
ON Semiconductor Corp.(a)	27,791	283,468
PMC-Sierra Inc.(a)	45,189	407,153
QLogic Corp.(a)	32,611	506,449
Rambus Inc.(a)	19,511	386,123
Semtech Corp.(a)	13,840	236,802
Silicon Image Inc.(a)	17,110	108,991
Silicon Laboratories Inc.(a)	11,502	502,637
SiRF Technology Holdings Inc.(a)	11,128	331,726
Skyworks Solutions Inc.(a)	34,053	313,969
Spansion Inc. Class A(a)	14,332	101,041
Teradyne Inc.(a)	39,171	483,370
Tessera Technologies Inc.(a)	10,254	391,600
Texas Instruments Inc.	297,877	9,710,790

Varian Semiconductor Equipment Associates Inc.(a)	16,136	742,579
Xilinx Inc.	63,713	1,554,597
Zoran Corp.(a)	10,383	264,767

		86,563,463
SOFTWARE—21.73%
ACI Worldwide Inc.(a)	7,674	175,504
Activision Inc.(a)	52,580	1,243,517
Acxiom Corp.	15,072	198,046
Adobe Systems Inc.(a)	130,129	6,233,179
Advent Software Inc.(a)	4,905	271,394
ANSYS Inc.(a)	16,393	636,212
Autodesk Inc.(a)	51,480	2,517,372
Automatic Data Processing Inc.	113,714	5,635,666
Avid Technology Inc.(a)	8,459	248,610
BEA Systems Inc.(a)	84,556	1,428,996
BMC Software Inc.(a)	43,297	1,465,170
Broadridge Financial Solutions Inc.	29,383	587,660
CA Inc.	85,537	2,262,454
Citrix Systems Inc.(a)	38,717	1,664,444
Cognos Inc.(a)	18,514	931,810
Compuware Corp.(a)	66,567	665,670
CSG Systems International Inc.(a)	9,018	185,140
Electronic Arts Inc.(a)	64,788	3,959,843
Fair Isaac Corp.	12,226	463,610
Fidelity National Information Services Inc.	35,421	1,633,617
Fiserv Inc.(a)	35,467	1,964,872
Global Payments Inc.	14,332	681,630
Informatica Corp.(a)	18,041	308,140
Intuit Inc.(a)	72,287	2,325,473
Lawson Software Inc.(a)	10,493	118,466
MasterCard Inc. Class A	13,518	2,562,337
Microsoft Corp.	1,410,037	51,903,462
MicroStrategy Inc. Class A(a)	1,991	195,775
MoneyGram International Inc.	17,182	274,053
NAVTEQ Corp.(a)	20,174	1,557,433
Novell Inc.(a)	76,056	574,983
Nuance Communications Inc.(a)	31,023	685,919
Open Text Corp.(a)(b)	10,411	324,823
Oracle Corp.(a)	820,346	18,187,071
Parametric Technology Corp.(a)	23,198	443,082
Paychex Inc.	72,782	3,040,832
Quest Software Inc.(a)	16,851	293,207
Red Hat Inc.(a)	41,475	895,445
Salesforce.com Inc.(a)	18,981	1,069,959
Sybase Inc.(a)	19,243	550,350
Take-Two Interactive Software Inc.(a)(b)	14,803	278,000
THQ Inc.(a)	13,841	374,953
Total System Services Inc.	42,362	1,269,166
Trident Microsystems Inc.(a)	12,619	95,021
VeriFone Holdings Inc.(a)	11,171	552,183
Wind River Systems Inc.(a)	16,419	205,402

		123,139,951
TELECOMMUNICATIONS—15.97%
ADC Telecommunications Inc.(a)	24,557	459,216
ADTRAN Inc.	13,444	323,597
Andrew Corp.(a)	32,635	478,429
Anixter International Inc.(a)	6,505	467,384
ARRIS Group Inc.(a)	22,584	259,716
Atheros Communications Inc.(a)	11,538	404,984
Black Box Corp.	3,606	144,168

Ciena Corp.(a)	18,532	886,942
Cisco Systems Inc.(a)	1,265,113	41,824,636
CommScope Inc.(a)	12,535	591,276
Corning Inc.	332,822	8,077,590
Foundry Networks Inc.(a)	30,829	651,725
Harris Corp.	29,053	1,759,450
InterDigital Inc.(a)	9,960	214,040
JDS Uniphase Corp.(a)	43,718	667,137
Juniper Networks Inc.(a)	109,619	3,946,284
Motorola Inc.	488,602	9,180,832
Nortel Networks Corp.(a)	92,291	1,488,654
Polycom Inc.(a)	18,711	523,534
Powerwave Technologies Inc.(a)	27,179	151,115
QUALCOMM Inc.	358,710	15,327,678
RF Micro Devices Inc.(a)(b)	41,167	256,059
SAVVIS Inc.(a)	9,624	363,595
Sonus Networks Inc.(a)	54,656	377,126
Sycamore Networks Inc.(a)	37,150	158,631
Tekelec(a)	14,533	191,836
Tellabs Inc.(a)	92,285	813,031
3Com Corp.(a)	85,281	416,171
UTStarcom Inc.(a)(b)	23,032	73,702

		90,478,538

TOTAL COMMON STOCKS
(Cost: $518,879,765)		565,812,722

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.01%

MONEY MARKET FUNDS—1.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(d)	939,993	939,993
BGI Cash Premier Fund LLC
5.17%(c)(d)(e)	4,809,998	4,809,998

		5,749,991

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,749,991)		5,749,991

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $524,629,756)		571,562,713
Other Assets, Less Liabilities—(0.87)%		(4,929,431)

NET ASSETS—100.00%		$566,633,282

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.07%

AUSTRALIA—6.95%
AGL Energy Ltd.	1,680,963	$18,771,881
Alumina Ltd.	4,897,188	30,271,588
Amcor Ltd.	3,422,142	22,263,720
AMP Ltd.	6,549,874	61,854,275
Aristocrat Leisure Ltd.(a)	1,413,168	13,620,396
Asciano Group(b)	2,241,828	17,327,302
ASX Ltd.	782,432	41,585,566
Australia & New Zealand Banking Group Ltd.	6,329,632	176,566,192
Babcock & Brown Ltd.(a)	818,360	23,131,662
BHP Billiton Ltd.	11,966,756	511,257,811
BlueScope Steel Ltd.	3,275,911	32,181,075
Boral Ltd.	3,117,752	19,561,080
Brambles Ltd.	5,882,212	77,354,514
Caltex Australia Ltd.	770,456	15,265,750
Centro Properties Group	4,288,406	27,819,962
Coca-Cola Amatil Ltd.	2,887,214	27,292,401
Coles Group Ltd.	4,388,206	65,556,331
Commonwealth Bank of Australia	4,363,771	248,713,673
Commonwealth Property Office Fund	38,571,649	56,479,116
Computershare Ltd.	2,036,341	16,135,381
CSL Ltd.	2,089,812	70,690,765
CSR Ltd.	5,663,650	17,898,366
DB RREEF Trust	18,674,576	36,170,926
Fortescue Metals Group Ltd.(b)	444,110	20,578,947
Foster’s Group Ltd.	8,499,099	50,173,560
Futuris Corp. Ltd.	5,506,077	10,817,844
Goodman Group	4,619,742	29,541,287
GPT Group	8,632,700	36,961,639
Harvey Norman Holdings Ltd.	3,808,368	23,929,366
Insurance Australia Group Ltd.	6,727,518	29,303,218
James Hardie Industries NV	2,279,432	13,667,640
John Fairfax Holdings Ltd.	4,301,380	18,895,080
Leighton Holdings Ltd.(a)	483,065	27,845,726
Lend Lease Corp. Ltd.	1,628,736	30,264,094
Macquarie Airports	2,611,766	10,601,589
Macquarie Bank Ltd.(a)	845,624	65,868,476
Macquarie Infrastructure Group	10,349,260	30,308,118
Mirvac Group	6,321,332	33,860,942
National Australia Bank Ltd.	5,589,798	223,272,882
Newcrest Mining Ltd.	1,753,872	52,662,988
Orica Ltd.	1,111,209	31,831,518
Origin Energy Ltd.	4,988,550	42,301,719
Paladin Resources Ltd.(a)(b)	2,071,848	15,725,497
Qantas Airways Ltd.	4,274,171	23,410,030
QBE Insurance Group Ltd.	2,786,416	83,925,109
Rio Tinto Ltd.	1,045,959	106,627,676
Santos Ltd.	3,298,390	42,886,665
Stockland	6,037,900	50,080,833
Suncorp-Metway Ltd.	3,131,724	58,859,156
Symbion Health Ltd.	4,026,231	15,074,491
Tabcorp Holdings Ltd.	2,451,088	35,345,253
Tattersall’s Ltd.	4,577,826	17,776,076
Telstra Corp. Ltd.	8,620,724	37,389,718
Telstra Corp. Ltd. Instalment Receipts(a)	5,157,430	15,199,281
Toll Holdings Ltd.	2,216,082	27,335,466
Transurban Group	4,507,455	30,368,854

Wesfarmers Ltd.	1,230,534	50,109,061
Westfield Group	5,724,574	115,654,427
Westpac Banking Corp.	6,373,729	180,395,301
Woodside Petroleum Ltd.	1,849,554	89,131,857
Woolworths Ltd.	3,949,086	122,420,827
Zinifex Ltd.	1,686,620	26,025,200

		3,554,197,144
AUSTRIA—0.56%
Erste Bank der Oesterreichischen Sparkassen AG(a)	933,150	75,601,947
Immoeast AG(b)	624,748	7,592,375
Oesterreichische Elektrizitaetswirtschafts AG Class A	541,746	35,747,796
OMV AG	452,168	33,761,923
Raiffeisen International Bank Holding AG	191,616	31,630,853
RHI AG(a)(b)	253,929	12,979,245
Telekom Austria AG	1,734,616	49,689,203
Wiener Staedtische Allgemeine Versicherung AG	274,242	20,195,064
Wienerberger AG	348,433	21,676,104

		288,874,510
BELGIUM—1.36%
Cofinimmo	165,333	31,030,835
Colruyt SA	96,561	20,626,650
Delhaize Group	288,422	27,318,963
Dexia SA	1,982,779	63,510,483
Euronav SA	171,554	5,088,013
Fortis(a)	7,162,980	228,608,691
Groupe Bruxelles Lambert SA	354,754	45,247,269
InBev	648,700	61,153,098
KBC Group NV	632,732	88,519,665
Mobistar SA	138,722	12,535,475
NV Bekaert SA	113,792	15,636,422
Omega Pharma SA	104,183	6,963,576
Solvay SA	247,504	37,565,796
UCB SA(a)	388,222	22,758,470
Umicore	110,074	27,390,924

		693,954,330
DENMARK—0.95%
A.P. Moller-Maersk A/S	3,992	55,015,577
A/S Dampskibsselskabet TORM(a)	299,400	12,436,620
Carlsberg A/S Class B	192,684	25,918,847
Coloplast A/S Class B(a)	220,558	21,320,086
Danisco A/S	265,468	20,405,355
Danske Bank A/S	1,782,428	78,450,566
DSV A/S	672,614	17,755,855
FLS Industries A/S Class B	185,628	20,105,481
GN Store Nord A/S(a)(b)	1,027,940	10,924,176
Novo Nordisk A/S Class B	872,252	108,018,824
Novozymes A/S Class B(a)	292,414	31,785,056
Topdanmark A/S(a)(b)	138,269	23,564,386
Vestas Wind Systems A/S(b)	680,636	60,640,726

		486,341,555
FINLAND—1.94%
Cargotec Corp. Class B	242,514	14,967,565
Elisa OYJ Class A	752,492	22,285,030
Fortum OYJ	1,667,658	72,211,638
Kone OYJ Class B	437,124	36,091,590
Metso OYJ	578,840	35,138,847
Neste Oil OYJ	628,740	22,567,910
Nokia OYJ	13,819,243	546,808,271
Nokian Renkaat OYJ	644,708	24,251,014
Outokumpu OYJ	570,856	21,266,562
Rautaruukki OYJ	457,084	26,120,808
Sampo OYJ	1,651,690	51,686,669
Stora Enso OYJ Class R(a)	2,139,712	39,190,655
TietoEnator OYJ(a)	529,938	12,980,024

UPM-Kymmene OYJ	1,960,424	43,819,961
YIT OYJ	822,352	25,281,927

		994,668,471
FRANCE—10.17%
Accor SA	780,436	74,373,539
Air France-KLM	540,112	20,504,121
ALSTOM	381,296	89,862,154
ArcelorMittal	3,143,700	251,967,398
Atos Origin SA(b)	306,386	18,603,788
AXA	5,640,696	251,838,490
BNP Paribas	2,901,791	319,438,461
Bouygues SA	750,496	71,943,788
Business Objects SA(b)	395,208	23,716,902
Cap Gemini SA	499,000	31,764,843
Carrefour SA	2,073,844	149,086,587
Compagnie de Saint-Gobain	1,131,732	121,146,289
Compagnie Generale des Etablissements Michelin Class B	532,932	71,265,320
Credit Agricole SA	2,837,098	112,013,757
Dassault Systemes SA(a)	249,500	15,597,260
Essilor International SA	737,672	46,947,314
European Aeronautic Defence and Space Co.(a)	1,175,075	39,848,932
France Telecom SA	6,385,205	235,194,269
Gaz de France	627,742	35,600,881
Groupe Danone	1,559,196	133,473,722
Hermes International	238,522	31,326,517
Lafarge SA	533,117	86,576,968
Lagardere SCA	482,243	40,702,947
L’Air Liquide SA	826,344	113,561,797
L’Oreal SA	984,028	129,038,957
LVMH Moet Hennessy Louis Vuitton SA	804,577	103,458,255
Neopost SA	180,970	20,989,977
PagesJaunes SA	581,418	12,819,377
Pernod Ricard SA	324,350	74,845,911
PPR SA(a)	268,462	53,140,532
PSA Peugeot Citroen SA	582,014	53,873,000
Publicis Groupe SA	565,866	22,947,226
Renault SA	630,264	105,681,612
Safran SA(a)	668,217	16,927,669
Sanofi-Aventis	3,536,850	309,779,411
Schneider Electric SA	882,955	121,418,310
SCOR SE	652,692	17,752,504
Societe BIC	202,594	15,724,969
Societe Generale Class A	1,273,262	213,424,756
Societe Television Francaise 1	513,970	14,195,059
Sodexho Alliance SA	434,130	31,259,421
STMicroelectronics NV	2,514,960	42,970,902
Suez SA	3,506,605	227,785,817
Technip SA	383,232	34,303,258
Thales SA	357,852	22,272,417
Thomson	1,155,684	20,130,709
Total SA	7,644,680	615,485,705
Unibail-Rodamco	261,476	64,922,199
Valeo SA	350,298	19,161,867
Vallourec SA	168,662	48,816,990
Veolia Environnement	1,169,405	104,301,731
Vinci SA	1,383,228	113,307,101
Vivendi SA	3,980,301	178,974,195
Zodiac SA	159,199	11,009,351

		5,207,075,232
GERMANY—8.29%
Adidas AG	816,364	54,388,486
Allianz SE	1,562,868	350,964,726
BASF AG	1,735,522	239,787,746
Bayer AG	2,525,938	210,274,222
Beiersdorf AG	307,384	24,329,964
Celesio AG	417,164	23,628,279
Commerzbank AG	2,206,578	93,472,498
Continental AG	479,040	72,347,606

Daimler AG Registered	3,225,536	354,424,033
Deutsche Bank AG	1,789,414	238,302,234
Deutsche Boerse AG	766,684	120,791,889
Deutsche Lufthansa AG	956,564	28,217,904
Deutsche Post AG	2,704,580	81,817,717
Deutsche Telekom AG	9,860,240	201,854,026
Douglas Holding AG	360,563	22,936,710
E.ON AG	2,168,654	423,248,774
Fresenius Medical Care AG & Co. KGaA	706,794	37,282,327
Hochtief AG	217,690	30,017,218
Hypo Real Estate Holding AG	870,085	51,623,202
Infineon Technologies AG(b)	2,763,462	40,500,131
IVG Immobilien AG	483,566	21,848,480
Linde AG	441,116	55,739,041
MAN AG	481,116	85,753,923
Merck KGaA	249,698	31,193,988
METRO AG	640,716	58,064,516
Muenchener Rueckversicherungs-Gesellschaft AG	754,488	144,543,781
Premiere AG(b)	387,224	7,927,061
Puma AG	51,315	21,969,094
RWE AG	1,554,884	211,995,559
Salzgitter AG	160,678	31,547,268
SAP AG	3,146,694	169,989,586
Siemens AG	2,908,172	394,317,326
SolarWorld AG	329,340	22,308,449
ThyssenKrupp AG	1,362,350	90,665,074
TUI AG(a)(b)	1,027,940	30,382,928
Volkswagen AG	579,046	165,787,717

		4,244,243,483
GREECE—0.56%
Hellenic Telecommunications Organization SA SP ADR	5,274,876	97,796,201
National Bank of Greece SA ADR	13,455,962	188,518,028

		286,314,229
HONG KONG—2.33%
Bank of East Asia Ltd.	6,786,400	45,704,970
BOC Hong Kong (Holdings) Ltd.(a)	13,473,000	37,807,420
Cheung Kong (Holdings) Ltd.	5,988,000	116,425,608
CLP Holdings Ltd.	5,489,000	36,896,436
Esprit Holdings Ltd.	3,992,000	65,925,582
Foxconn International Holdings Ltd.(a)(b)	7,984,000	22,043,866
Hang Lung Properties Ltd.	9,980,000	47,448,393
Hang Seng Bank Ltd.	2,794,400	56,675,399
Henderson Land Development Co. Ltd.(a)	4,990,000	44,422,511
Hong Kong & China Gas Co. Ltd. (The)(a)	14,255,120	38,162,995
Hong Kong Exchanges & Clearing Ltd.	5,489,000	181,436,987
Hongkong Electric Holdings Ltd.	4,990,000	25,559,039
Hutchison Telecommunications International Ltd.	2,652,000	3,763,741
Hutchison Whampoa Ltd.	6,986,000	87,068,122
Li & Fung Ltd.	8,186,200	38,444,765
Link REIT (The)	9,481,000	21,382,036
MTR Corp. Ltd.(a)	8,483,000	29,222,287
New World Development Co. Ltd.(a)	11,179,599	39,881,807
PCCW Ltd.	26,946,000	17,313,191
Sun Hung Kai Properties Ltd.	5,988,000	113,412,603
Swire Pacific Ltd. Class A	3,992,000	56,603,293
Techtronic Industries Co. Ltd.(a)	5,248,500	5,627,166
Tencent Holdings Ltd.	2,154,000	18,258,477
Wharf Holdings Ltd. (The)	6,986,000	41,731,408

		1,191,218,102
IRELAND—0.78%
Allied Irish Banks PLC	3,703,313	92,367,922
Bank of Ireland	4,149,276	76,477,775
C&C Group PLC	2,049,346	16,366,200
CRH PLC	1,897,803	72,320,329
DCC PLC	554,888	15,236,845

Elan Corp. PLC(b)	1,669,654	39,873,846
Grafton Group PLC(b)	1,490,014	16,577,162
Independent News & Media PLC	3,871,242	14,169,820
Irish Life & Permanent PLC	1,398,198	31,649,401
Kerry Group PLC Class A	707,084	21,148,960
Ryanair Holdings PLC(b)	177,504	1,476,622

		397,664,882
ITALY—3.66%
Alleanza Assicurazioni SpA	1,817,614	24,573,921
Arnoldo Mondadori Editore SpA(a)	1,187,620	11,735,232
Assicurazioni Generali SpA	3,496,467	165,969,832
Atlantia SpA	957,810	37,580,499
Autogrill SpA	983,763	19,626,743
Banca Monte dei Paschi di Siena SpA(a)	4,652,111	29,681,247
Banca Popolare di Milano Scrl	1,837,318	28,787,654
Banco Popolare SpA(b)	2,499,990	59,931,379
Bulgari SpA	756,404	11,818,737
Enel SpA	14,559,318	174,091,425
Eni SpA	9,101,760	331,832,876
Fiat SpA	2,492,006	80,326,300
Finmeccanica SpA	1,217,272	36,084,698
Intesa Sanpaolo SpA	26,557,638	209,785,555
Italcementi SpA	481,714	11,053,147
Luxottica Group SpA(a)	511,230	17,891,456
Mediaset SpA	3,407,172	35,244,681
Mediobanca SpA	1,862,758	44,116,252
Mediolanum SpA(a)	1,244,506	9,227,507
Parmalat SpA	5,618,740	20,749,048
Pirelli & C. SpA(b)	12,108,918	15,460,144
Snam Rete Gas SpA	4,014,718	25,934,030
Telecom Italia SpA	36,370,114	114,050,518
UniCredito Italiano SpA	34,208,253	292,490,569
Unione di Banche Italiane ScpA	2,377,236	65,999,518

		1,874,042,968
JAPAN—19.84%
Aderans Holdings Co. Ltd.(a)	41,900	672,741
AEON Co. Ltd.	3,426,200	53,613,781
AEON Credit Service Co. Ltd.	1,195,690	18,285,132
AIFUL Corp.(a)	697,900	16,375,240
Aisin Seiki Co. Ltd.	798,400	32,549,594
Ajinomoto Co. Inc.	1,996,000	22,403,816
All Nippon Airways Co. Ltd.(a)	1,996,000	7,669,931
Alps Electric Co. Ltd.	1,097,800	13,655,247
Amada Co. Ltd.	1,996,000	19,979,911
Asahi Breweries Ltd.	1,625,300	26,814,595
Asahi Glass Co. Ltd.	3,397,000	46,320,718
Asahi Kasei Corp.	3,992,000	30,333,452
Astellas Pharma Inc.	1,796,490	79,317,640
Bank of Kyoto Ltd. (The)	1,996,000	25,364,445
Bank of Yokohama Ltd. (The)	5,988,000	42,175,964
Benesse Corp.	299,400	11,141,311
Bridgestone Corp.	1,996,000	43,890,012
Canon Inc.	3,729,200	185,999,046
Central Japan Railway Co.	4,990	51,508,002
Chiba Bank Ltd. (The)	3,987,000	31,713,397
Chiyoda Corp.	993,000	18,260,485
Chubu Electric Power Co. Inc.	2,095,800	53,538,024
Chugai Pharmaceutical Co. Ltd.	1,594,800	27,528,751
Chuo Mitsui Trust Holdings Inc.	3,987,000	31,644,229
Citizen Watch Co. Ltd.	1,596,800	17,161,255
Coca-Cola West Japan Co. Ltd.(a)	357,000	8,252,634
Credit Saison Co. Ltd.	798,400	25,277,876
CSK Holdings Corp.	299,400	11,660,719
Dai Nippon Printing Co. Ltd.	1,996,000	28,861,795
Daicel Chemical Industries Ltd.	998,000	7,297,688
Daido Steel Co. Ltd.	1,361,000	9,196,504
Daiichi Sankyo Co. Ltd.	2,395,295	67,941,316
Daikin Industries Ltd.	998,000	50,036,345
Dainippon Ink & Chemicals Inc.	2,994,000	14,257,761

Dainippon Screen Manufacturing Co. Ltd.	1,991,000	11,743,766
Daito Trust Construction Co. Ltd.	399,200	18,352,431
Daiwa House Industry Co. Ltd.	3,984,000	56,467,503
Daiwa Securities Group Inc.	4,990,000	47,525,871
Denso Corp.	1,698,100	68,492,562
Dentsu Inc.	5,988	15,634,193
Dowa Holdings Co. Ltd.	998,000	11,539,524
East Japan Railway Co.	11,976	98,375,955
Ebara Corp.(a)	1,996,000	9,349,352
Eisai Co. Ltd.	898,200	37,553,229
Electric Power Development Co. Ltd.	499,000	19,780,804
Elpida Memory Inc.(b)	598,000	20,333,608
FamilyMart Co. Ltd.	299,400	8,726,062
Fanuc Ltd.	623,200	67,787,899
Fast Retailing Co. Ltd.	316,500	18,174,351
Fuji Electric Holdings Co. Ltd.	998,000	3,765,711
Fuji Television Network Inc.	1,922	3,867,840
FUJIFILM Holdings Corp.	1,796,400	85,702,390
Fujikura Ltd.	2,989,000	19,134,163
Fujitsu Ltd.	6,986,000	54,537,885
Fukuoka Financial Group Inc.	4,982,000	31,978,835
Furukawa Electric Co. Ltd. (The)	1,996,000	9,522,488
Gunma Bank Ltd.	1,996,000	14,110,596
Hankyu Hanshin Holdings Inc.	1,556,000	7,274,875
Hikari Tsushin Inc.	298,300	9,030,377
Hino Motors Ltd.	998,000	7,159,180
Hirose Electric Co. Ltd.	100,300	11,936,644
Hiroshima Bank Ltd. (The)	3,992,000	21,572,763
Hitachi Cable Ltd.	998,000	6,622,458
Hitachi Construction Machinery Co. Ltd.	397,800	16,148,710
Hitachi Ltd.	10,980,000	74,384,179
Hokuhoku Financial Group Inc.	7,973,000	24,413,141
Honda Motor Co. Ltd.	5,322,200	198,512,035
Hoya Pentax HD Corp.	1,454,600	52,614,668
IBIDEN Co. Ltd.	499,000	42,115,366
IHI Corp.	2,840,000	6,749,881
INPEX Holdings Inc.	3,254	34,999,870
Isetan Co. Ltd.	998,500	13,442,096
ITO EN Ltd.(a)	199,600	4,207,209
ITOCHU Corp.	4,990,000	62,372,295
Itochu Techno-Science Corp.	199,600	7,081,269
J Front Retailing Co. Ltd.(b)	1,532,600	13,759,301
Japan Airlines Corp.(a)(b)	1,996,000	4,484,226
Japan Steel Works Ltd. (The)	1,996,000	32,168,695
Japan Tobacco Inc.	14,970	86,871,059
JFE Holdings Inc.	1,996,875	115,878,855
JGC Corp.	998,000	19,780,803
Joyo Bank Ltd. (The)	2,994,000	18,464,970
JS Group Corp.	998,480	16,100,744
JSR Corp.	627,700	16,170,958
Kamigumi Co. Ltd.	998,000	8,085,458
Kaneka Corp.	588,000	5,192,211
Kansai Electric Power Co. Inc. (The)	2,594,800	58,294,939
Kao Corp.	1,996,000	57,134,927
Kawasaki Heavy Industries Ltd.	4,990,000	17,876,306
Kawasaki Kisen Kaisha Ltd.	2,994,000	41,059,236
KDDI Corp.	8,982	67,549,065
Keihin Electric Express Railway Co. Ltd.(a)	1,996,000	12,206,098
Keio Corp.	1,996,000	12,119,530
Keyence Corp.	199,681	45,847,735
Kikkoman Corp.	998,000	12,586,997
Kinden Corp.	998,000	8,821,286
Kintetsu Corp.(a)	5,988,000	18,179,295
Kirin Holdings Co. Ltd.	2,994,000	41,682,526
Kobe Steel Ltd.	9,980,000	35,579,477
Komatsu Ltd.	2,994,000	98,947,305
Konami Corp.	399,200	11,738,630
Konica Minolta Holdings Inc.	1,996,000	34,627,228
Kubota Corp.	3,992,000	33,449,903
Kuraray Co. Ltd.	1,497,000	19,412,890
Kyocera Corp.	598,800	50,174,853

Kyowa Hakko Kogyo Co. Ltd.(a)	1,996,000	21,728,585
Kyushu Electric Power Co. Inc.	1,397,200	33,995,281
Lawson Inc.	299,400	10,336,227
Leopalace21 Corp.	797,300	25,312,209
Marubeni Corp.	5,988,000	50,798,144
Marui Group Co. Ltd.	2,193,000	22,674,728
Matsushita Electric Industrial Co. Ltd.	6,986,868	132,725,341
Meiji Dairies Corp.	1,996,000	10,509,363
Meiji Seika Kaisha Ltd.(a)	1,992,000	8,760,411
Meitec Corp.(a)	199,600	5,869,315
Millea Holdings Inc.	2,694,600	105,647,673
Minebea Co. Ltd.	1,996,000	13,764,323
Mitsubishi Chemical Holdings Corp.	3,768,500	30,956,061
Mitsubishi Corp.	4,522,700	139,268,639
Mitsubishi Electric Corp.	7,354,000	89,050,475
Mitsubishi Estate Co. Ltd.	3,992,000	118,425,121
Mitsubishi Gas Chemical Co. Inc.	1,988,000	19,692,900
Mitsubishi Heavy Industries Ltd.	10,978,000	63,229,318
Mitsubishi Materials Corp.	4,990,000	28,870,452
Mitsubishi Rayon Co. Ltd.	1,996,000	11,236,536
Mitsubishi UFJ Financial Group Inc.	32,028,180	316,434,029
Mitsui & Co. Ltd.	5,988,000	153,225,484
Mitsui Chemicals Inc.	1,996,000	18,577,508
Mitsui Engineering & Shipbuilding Co. Ltd.	2,994,000	17,400,182
Mitsui Fudosan Co. Ltd.	2,994,000	82,066,531
Mitsui Mining & Smelting Co. Ltd.	2,994,000	12,517,743
Mitsui O.S.K. Lines Ltd.	4,990,000	81,547,122
Mitsui Sumitomo Insurance Co. Ltd.	3,992,160	45,432,744
Mitsukoshi Ltd.(a)	1,996,000	9,210,842
Mizuho Financial Group Inc.	35,923	200,359,882
Murata Manufacturing Co. Ltd.	798,400	48,131,847
Namco Bandai Holdings Inc.	898,200	13,774,712
NEC Corp.	6,986,000	34,540,660
NGK Insulators Ltd.	998,000	35,060,069
NGK Spark Plug Co. Ltd.	998,000	16,621,069
Nichirei Corp.	1,996,000	8,483,671
Nidec Corp.	399,200	29,952,553
Nikko Cordial Corp.(a)	1,996,000	28,602,090
Nikon Corp.	998,000	31,597,346
Nintendo Co. Ltd.	337,500	210,489,222
Nippon Electric Glass Co. Ltd.	1,129,500	19,095,247
Nippon Express Co. Ltd.	2,994,000	14,958,962
Nippon Meat Packers Inc.	998,000	10,050,553
Nippon Mining Holdings Inc.	3,197,000	29,894,314
Nippon Oil Corp.	4,990,000	43,760,160
Nippon Sheet Glass Co. Ltd.	2,994,000	18,127,354
Nippon Steel Corp.	21,956,000	144,551,364
Nippon Telegraph and Telephone Corp.	19,880	91,049,486
Nippon Yusen Kabushiki Kaisha	4,990,000	51,075,161
Nishimatsu Construction Co. Ltd.(a)	1,992,000	6,116,737
Nishi-Nippon City Bank Ltd. (The)	5,980,000	17,584,421
Nissan Motor Co. Ltd.	7,654,100	88,036,922
Nisshin Seifun Group Inc.	1,055,200	9,491,629
Nisshin Steel Co. Ltd.	3,992,000	15,166,726
Nissin Food Products Co. Ltd.(a)	299,400	9,401,293
Nitto Denko Corp.	598,800	29,034,931
NOK Corp.	499,000	11,015,787
Nomura Holdings Inc.	5,988,000	106,478,727
NSK Ltd.	1,996,000	17,504,064
NTN Corp.	1,996,000	18,923,780
NTT Data Corp.	3,992	18,110,041
NTT DoCoMo Inc.	63,877	91,977,118
Obayashi Corp.	456,000	2,286,230
Oji Paper Co. Ltd.	2,994,000	13,660,441
Okumura Corp.(a)	998,000	5,263,339
Olympus Corp.	998,000	41,119,834
Omron Corp.	827,300	20,129,041
Oracle Corp. Japan(a)	99,800	4,570,794
Oriental Land Co. Ltd.	199,600	11,842,512
ORIX Corp.	349,300	70,323,572
Osaka Gas Co. Ltd.	6,986,000	27,087,149

OSAKA Titanium technologies Co. Ltd.	99,300	8,604,823
Promise Co. Ltd.(a)	598,100	17,898,642
Rakuten Inc.	28,942	14,058,655
Resona Holdings Inc.(a)	3,984	7,049,798
Ricoh Co. Ltd.	1,996,000	39,042,199
Rohm Co. Ltd.	399,200	34,800,364
Sankyo Co. Ltd.	299,400	12,725,506
SANYO Electric Co. Ltd.(a)(b)	8,982,000	14,803,140
Sapporo Hokuyo Holdings Inc.	1,996	20,430,065
Sapporo Holdings Ltd.(a)	1,996,000	14,976,276
SBI E*Trade Securities Co. Ltd.(a)	6,996	7,403,496
SBI Holdings Inc.	43,889	13,743,270
Secom Co. Ltd.	898,700	46,071,189
Sega Sammy Holdings Inc.(a)	1,394,938	19,178,356
Seiko Epson Corp.	598,800	13,998,057
Seino Holdings Co. Ltd.	998,000	8,509,641
Sekisui Chemical Co. Ltd.	1,996,000	13,573,874
Sekisui House Ltd.	1,996,000	25,399,072
Seven & I Holdings Co. Ltd.	880	22,594
77 Bank Ltd. (The)	1,996,000	13,452,678
Sharp Corp.	3,992,000	62,502,147
Shimamura Co. Ltd.	198,800	19,244,550
Shimano Inc.	299,400	10,855,636
Shimizu Corp.	3,984,000	20,700,143
Shin-Etsu Chemical Co. Ltd.	1,397,200	88,957,349
Shinko Electric Industries Co. Ltd.	596,800	13,588,932
Shionogi & Co. Ltd.	998,000	16,941,371
Shiseido Co. Ltd.	998,000	23,936,072
Shizuoka Bank Ltd. (The)	3,992,000	41,691,183
Showa Denko K.K.	3,992,000	15,547,626
Showa Shell Sekiyu K.K.	1,097,800	12,845,836
SMC Corp.	199,600	26,628,339
SoftBank Corp.(a)	2,793,600	64,699,762
Sojitz Corp.	3,592,800	16,236,707
Sompo Japan Insurance Inc.	2,994,000	34,904,246
Sony Corp.	3,493,000	170,885,371
Sony Financial Holdings Inc.(b)	2,959	10,651,733
Stanley Electric Co. Ltd.	627,700	13,856,933
Sumitomo Chemical Co. Ltd.	5,988,000	52,927,718
Sumitomo Corp.	3,992,000	68,665,793
Sumitomo Electric Industries Ltd.	2,694,600	43,310,871
Sumitomo Heavy Industries Ltd.	1,996,000	26,074,303
Sumitomo Metal Industries Ltd.	14,970,000	73,106,735
Sumitomo Metal Mining Co. Ltd.	1,996,000	43,976,580
Sumitomo Mitsui Financial Group Inc.	7,494	60,713,848
Sumitomo Osaka Cement Co. Ltd.	2,994,000	7,427,541
Sumitomo Realty & Development Co. Ltd.	1,391,000	48,624,973
Sumitomo Trust and Banking Co. Ltd. (The)	2,640,000	19,487,704
Suruga Bank Ltd.	998,000	13,054,465
Suzuken Co. Ltd.	299,440	9,636,313
T&D Holdings Inc.	847,750	50,518,650
Taiheiyo Cement Corp.	1,515,000	4,730,884
Taisho Pharmaceutical Co. Ltd.	998,000	19,174,827
Taiyo Nippon Sanso Corp.	998,000	8,855,913
Takara Holdings Inc.	998,000	5,834,687
Takashimaya Co. Ltd.	2,088,000	25,247,621
Takeda Pharmaceutical Co. Ltd.	2,894,200	179,749,942
TDK Corp.	415,200	33,818,173
Teijin Ltd.	2,994,000	14,361,643
Terumo Corp.	598,800	29,138,812
THK Co. Ltd.	499,000	10,929,219
Tobu Railway Co. Ltd.	2,994,000	14,075,968
Toda Corp.	1,996,000	10,405,482
Toho Co. Ltd.	798,400	15,859,271
Tohoku Electric Power Co. Inc.	1,596,800	33,657,666
Tokuyama Corp.	998,000	13,816,264
Tokyo Broadcasting System Inc.(a)	171,900	4,562,727
Tokyo Electric Power Co. Inc. (The)	3,992,000	101,111,506
Tokyo Electron Ltd.	797,600	46,423,178
Tokyo Gas Co. Ltd.	8,982,000	39,812,655
Tokyo Steel Manufacturing Co. Ltd.	499,000	6,869,176

Tokyo Tatemono Co. Ltd.	1,996,000	25,433,699
Tokyu Corp.	3,992,000	25,797,285
Tokyu Land Corp.	1,996,000	20,499,319
TonenGeneral Sekiyu K.K.	1,996,000	20,031,852
Toppan Printing Co. Ltd.	1,996,000	19,425,875
Toray Industries Inc.	4,990,000	38,263,087
Toshiba Corp.	10,216,000	85,513,641
Tosoh Corp.	1,996,000	12,656,252
TOTO Ltd.(a)	1,996,000	14,387,613
Toyo Seikan Kaisha Ltd.	698,600	12,574,012
Toyobo Co. Ltd.	2,994,000	7,012,014
Toyoda Gosei Co. Ltd.	299,400	10,673,843
Toyota Industries Corp.	898,700	38,197,771
Toyota Motor Corp.	9,481,000	540,314,612
Toyota Tsusho Corp.	698,600	19,451,845
Trend Micro Inc.	499,000	22,118,142
Ube Industries Ltd.	3,992,000	14,231,791
Uni-Charm Corp.	199,600	11,859,826
USS Co. Ltd.	139,720	9,113,886
West Japan Railway Co.	6,986	34,843,649
Yahoo! Japan Corp.	59,880	26,541,770
Yamada Denki Co. Ltd.	299,400	30,645,097
Yamaha Corp.	627,500	14,532,896
Yamaha Motor Co. Ltd.	898,200	25,399,072
Yamato Holdings Co. Ltd.	1,996,000	29,277,322
Yaskawa Electric Corp.	998,000	13,296,856
Yokogawa Electric Corp.	998,000	12,491,773

		10,153,564,533
NETHERLANDS—2.72%
Aegon NV	5,071,836	104,635,299
Akzo Nobel NV	912,747	73,328,294
ASML Holding NV(b)	1,484,135	51,618,022
Heineken NV	845,013	59,047,840
ING Groep NV	6,433,108	288,892,353
Koninklijke Ahold NV(b)	4,377,531	65,611,879
Koninklijke DSM NV	592,812	33,568,451
Koninklijke KPN NV	6,812,644	128,327,629
Koninklijke Philips Electronics NV	4,136,927	170,874,581
QIAGEN NV(a)(b)	745,506	17,515,828
Reed Elsevier NV	2,514,960	48,574,220
SBM Offshore NV	732,614	28,151,191
TNT NV	1,527,938	62,425,771
Unilever NV	5,647,682	182,943,852
Vedior NV	673,054	15,248,782
Wereldhave NV	219,560	26,136,113
Wolters Kluwer NV CVA	1,063,868	33,291,837

		1,390,191,942
NORWAY—1.07%
DnB NOR ASA	3,074,838	50,474,030
Frontline Ltd.(a)	235,528	10,572,079
Marine Harvest ASA(a)(b)	10,005,948	10,096,239
Ocean Rig ASA(a)(b)	956,084	7,590,009
Orkla ASA	3,199,588	59,168,654
Petroleum Geo-Services ASA(b)	650,696	19,069,429
Renewable Energy Corp. ASA(b)	645,706	32,756,284
Schibsted ASA	404,803	22,900,556
Seadrill Ltd.(a)(b)	1,036,922	24,570,244
StatoilHydro ASA	4,769,442	160,651,909
Storebrand ASA	1,229,800	17,472,930
Tandberg ASA	294,010	7,443,843
Telenor ASA(b)	3,176,634	74,240,382
TGS-NOPEC Geophysical Co. ASA(b)	596,804	9,962,692
Tomra Systems ASA(a)	926,321	6,700,830
Yara International ASA	864,268	33,303,658

		546,973,768
PORTUGAL—0.48%
Banco Comercial Portugues SA Class R(a)	8,592,908	41,522,177
Banco Espirito Santo SA	1,626,451	39,343,297

Brisa-Auto Estradas de Portugal SA(a)	2,161,447	30,645,320
Energias de Portugal SA	7,925,217	50,908,186
Portugal Telecom SGPS SA	3,561,946	47,667,520
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA(a)	956,835	12,998,587
Sonae Industria SGPS SA(b)	615,766	7,456,494
Sonae SGPS SA	5,299,610	15,487,766

		246,029,347
SINGAPORE—1.12%
CapitaLand Ltd.(a)	6,986,000	38,817,808
Chartered Semiconductor Manufacturing Ltd.(a)(b)	8,982,000	7,067,803
City Developments Ltd.	2,994,000	32,652,424
ComfortDelGro Corp. Ltd.	10,978,000	14,624,704
DBS Group Holdings Ltd.	3,992,000	61,722,727
Fraser and Neave Ltd.	9,980,150	41,332,804
Haw Par Corp. Ltd.	3,012,775	16,428,592
Keppel Corp. Ltd.	3,992,000	40,505,540
Oversea-Chinese Banking Corp.	9,981,200	63,383,634
Singapore Airlines Ltd.	2,779,200	37,599,530
Singapore Press Holdings Ltd.	10,978,750	34,707,627
Singapore Technologies Engineering Ltd.	7,984,000	20,941,639
Singapore Telecommunications Ltd.	26,946,285	75,886,691
United Overseas Bank Ltd.	4,990,000	74,053,495
UOL Group Ltd.	4,237,000	15,354,098

		575,079,116
SPAIN—4.35%
Abertis Infraestructuras SA(a)	1,269,372	42,201,941
Acciona SA	143,712	44,285,967
Acerinox SA(a)	1,045,904	30,807,970
Actividades de Construcciones y Servicios SA	991,014	61,235,441
Altadis SA	1,037,920	73,999,378
Antena 3 de Television SA(a)	801,394	14,191,261
Banco Bilbao Vizcaya Argentaria SA	13,002,640	326,756,961
Banco Popular Espanol SA	3,461,064	60,337,897
Banco Santander SA	21,394,345	464,284,030
Cintra Concesiones de Infraestructuras de Transporte SA(a)	1,327,714	23,165,695
Gas Natural SDG SA	787,514	48,364,808
Grupo Ferrovial SA(a)	291,416	25,317,446
Iberdrola SA	13,032,882	209,482,628
Iberia Lineas Aereas de Espana SA(a)	3,300,932	16,714,682
Industria de Diseno Textil SA	809,378	60,129,187
Repsol YPF SA	3,156,312	124,434,247
Sacyr Vallehermoso SA(a)	520,577	24,432,017
Sogecable SA(b)	354,216	14,282,316
Telefonica SA	15,400,138	507,764,610
Union Fenosa SA	626,351	41,602,417
Zeltia SA(a)	1,132,730	13,257,707

		2,227,048,606
SWEDEN—2.46%
Assa Abloy AB Class B	1,200,758	25,105,849
Atlas Copco AB Class A	2,472,273	41,294,589
Atlas Copco AB Class B	1,643,993	25,586,032
Boliden AB	1,002,990	17,659,663
Electrolux AB Series B	1,069,149	20,631,344
Eniro AB	720,715	9,205,656
Hennes & Mauritz AB Class B	1,684,689	112,028,336
Hoganas AB Class B(a)	266,466	6,388,214
Holmen AB Class B(a)	294,410	11,570,719
Husqvarna AB	1,141,712	13,730,482
Lundin Petroleum AB(a)(b)	1,153,688	13,829,166
Modern Times Group MTG AB Class B	199,600	14,010,375
Nordea Bank AB	7,221,338	128,962,600
Oriflame Cosmetics SA	258,164	15,584,565
Sandvik AB	3,550,884	66,986,226
Scania AB Class B	1,710,059	46,642,128
Securitas AB Class B	1,369,256	17,274,181
Securitas Direct AB Class B(a)(b)	1,259,476	3,761,935

Securitas Systems AB Class B	1,222,550	4,900,886
Skandinaviska Enskilda Banken AB Class A	1,803,218	55,136,046
Skanska AB Class B	1,483,028	29,259,093
SKF AB	1,487,020	28,811,874
SSAB Svenskt Stal AB Class A(a)	1,138,646	36,874,294
Svenska Cellulosa AB Class B	1,943,106	34,212,302
Svenska Handelsbanken AB Class A	1,950,462	64,544,222
Swedish Match AB	1,430,840	31,940,903
Tele2 AB Class B	1,293,408	30,397,965
Telefonaktiebolaget LM Ericsson AB Class B	51,293,426	153,208,579
TeliaSonera AB	7,640,688	75,072,393
Trelleborg AB Class B	664,803	16,878,478
Volvo AB Class A	1,776,383	34,418,450
Volvo AB Class B	3,739,506	72,749,032

		1,258,656,577
SWITZERLAND—6.56%
ABB Ltd. Registered	7,308,354	219,682,545
Adecco SA Registered	481,244	28,919,067
Clariant AG Registered(b)	1,022,950	13,062,129
Compagnie Financiere Richemont AG Class A	1,838,882	131,127,731
Credit Suisse Group Registered	3,938,981	264,739,761
Geberit AG Registered	174,865	23,550,689
Givaudan SA Registered	33,932	33,315,746
Holcim Ltd. Registered	726,581	82,747,674
Kuoni Reisen Holding AG Registered	19,960	9,970,959
Logitech International SA Registered(b)	738,687	25,658,547
Lonza Group AG Registered	209,397	24,371,386
Nestle SA Registered	1,372,250	632,817,933
Nobel Biocare Holding AG	87,705	25,500,699
Novartis AG Registered	8,089,858	429,951,471
OC Oerlikon Corp. AG Registered(a)(b)	38,922	18,469,522
Roche Holding AG	2,450,532	417,777,596
SGS SA Registered	17,751	23,248,366
Sonova Holding AG Registered	180,638	20,260,507
Sulzer AG Registered	16,749	26,849,266
Swatch Group AG (The) Class B	137,417	43,867,210
Swatch Group AG (The) Registered	384,561	24,137,710
Swiss Life Holding(b)	126,746	34,993,072
Swiss Reinsurance Co. Registered	1,240,642	116,352,000
Swisscom AG Registered	84,573	31,248,339
Syngenta AG Registered	373,635	89,697,545
Synthes Inc.	246,506	30,753,434
UBS AG Registered	7,161,157	382,756,288
Zurich Financial Services AG Registered	500,088	150,472,965

		3,356,300,157
UNITED KINGDOM—22.92%
Acergy SA	799,398	22,982,498
Aegis Group PLC	4,569,889	11,961,506
Aggreko PLC	1,499,994	19,506,239
AMEC PLC	1,433,128	24,843,970
Anglo American PLC	4,701,578	323,672,516
ARM Holdings PLC	5,804,368	17,905,691
AstraZeneca PLC	5,387,250	265,567,266
Aviva PLC	8,853,041	138,942,983
BAE Systems PLC	11,202,550	115,892,654
Balfour Beatty PLC	1,838,316	18,903,188
Barclays PLC(c)	23,258,067	291,823,479
Barratt Developments PLC	553,197	7,498,421
BBA Aviation PLC	2,017,956	10,113,202
Berkeley Group Holdings PLC (The)(b)	511,111	18,081,712
BG Group PLC	11,707,763	216,336,376
BHP Billiton PLC	8,246,755	313,675,870
Biffa PLC	1,314,366	7,099,036
BP PLC	68,177,372	885,176,648
British Airways PLC(b)	2,113,764	19,551,051
British American Tobacco PLC	5,211,556	198,119,933
British Energy Group PLC	3,692,600	40,885,485
British Land Co. PLC	2,090,980	47,085,679

British Sky Broadcasting Group PLC	3,905,646	55,211,644
BT Group PLC	28,194,936	190,940,646
Bunzl PLC	1,565,862	23,534,322
Burberry Group PLC	1,786,420	22,822,770
Cable & Wireless PLC	8,488,988	34,369,833
Cadbury Schweppes PLC	6,647,321	87,824,046
Capita Group PLC	2,269,641	35,314,142
Carnival PLC	668,660	31,197,858
Cattles PLC	1,740,512	12,329,375
Centrica PLC	12,693,250	97,233,190
Charter PLC(b)	662,672	14,922,362
Close Brothers Group PLC	754,488	12,037,138
Cobham PLC	5,096,480	22,285,999
Compass Group PLC	7,977,014	57,335,833
Cookson Group PLC	831,334	14,385,674
Daily Mail & General Trust PLC Class A	1,228,758	15,647,195
De La Rue PLC	778,698	13,264,552
Diageo PLC	9,155,906	209,220,234
DSG International PLC	11,645,740	31,329,000
Electrocomponents PLC	1,972,048	10,241,585
Emap PLC	986,024	17,953,499
Enterprise Inns PLC	2,646,209	34,631,744
Experian Group Ltd.	3,623,738	37,977,611
FKI PLC	2,993,002	5,766,743
Friends Provident PLC	6,502,174	24,853,415
G4S PLC	4,072,838	17,915,553
GKN PLC	2,982,024	22,719,090
GlaxoSmithKline PLC	19,615,242	504,456,810
Great Portland Estates PLC	1,853,286	22,002,314
Hammerson PLC	1,337,320	30,892,268
Hays PLC	6,111,030	17,423,542
HBOS PLC	13,505,068	244,917,994
Home Retail Group PLC	3,322,342	30,091,269
HSBC Holdings PLC	40,237,364	794,913,208
ICAP PLC	2,178,173	26,470,242
IMI PLC	1,629,734	19,009,739
Imperial Chemical Industries PLC	4,184,964	57,291,054
Imperial Tobacco Group PLC	2,324,488	117,484,099
Inchcape PLC	2,319,707	22,660,611
InterContinental Hotels Group PLC	1,260,351	29,323,730
International Power PLC	5,394,190	54,795,485
Invensys PLC(b)	2,920,455	19,838,459
INVESCO PLC	2,828,867	43,339,533
ITV PLC	14,204,117	29,241,360
J Sainsbury PLC	5,269,440	59,877,197
Johnson Matthey PLC	848,300	31,455,556
Kesa Electricals PLC	2,487,016	16,403,328
Kingfisher PLC	11,655,672	47,772,072
Land Securities Group PLC	1,768,456	60,395,662
Legal & General Group PLC	22,862,184	66,537,354
Lloyds TSB Group PLC	19,065,173	216,045,477
LogicaCMG PLC	6,286,402	21,253,616
London Stock Exchange Group PLC(a)	975,046	34,028,598
Man Group PLC	6,257,932	76,439,500
Marks & Spencer Group PLC	5,991,992	81,157,469
Meggitt PLC	2,871,430	20,355,444
Misys PLC	2,246,498	11,281,899
Mitchells & Butlers PLC	2,653,171	36,679,464
Mondi PLC	1,258,199	11,650,656
National Express Group PLC	611,774	16,750,049
National Grid PLC	9,103,533	151,573,462
Next PLC	931,224	42,713,278
Old Mutual PLC	18,170,065	69,451,875
Pearson PLC	2,836,316	46,988,868
Persimmon PLC	655,431	14,282,760
Provident Financial PLC	506,173	9,268,959
Prudential PLC	8,235,496	133,784,619
Punch Taverns PLC	1,086,822	22,689,983
Reckitt Benckiser PLC	1,993,216	115,481,536
Reed Elsevier PLC	4,739,502	61,830,396
Rentokil Initial PLC	6,610,752	23,620,494

Resolution PLC	2,429,132	36,862,179
Reuters Group PLC	4,565,278	62,592,290
Rexam PLC	1,897,198	21,380,707
Rio Tinto PLC	3,483,760	324,940,799
Rolls-Royce Group PLC(b)	6,051,881	67,636,687
Rolls-Royce Group PLC Class B(d)	243,271,065	505,359
Royal & Sun Alliance Insurance Group PLC	11,082,790	36,307,009
Royal Bank of Scotland Group PLC	35,459,398	380,462,063
Royal Dutch Shell PLC Class A	12,831,286	561,089,265
Royal Dutch Shell PLC Class B	9,646,668	419,827,646
SABMiller PLC	3,104,778	93,198,318
Sage Group PLC	4,771,438	23,986,911
Scottish & Newcastle PLC	3,039,635	49,441,641
Scottish & Southern Energy PLC	2,898,192	93,679,901
SEGRO PLC	530,574	5,147,217
Serco Group PLC	1,945,102	18,213,264
Severn Trent PLC	823,033	24,791,050
Signet Group PLC	7,966,036	14,934,791
Smith & Nephew PLC	3,324,338	44,853,259
Smiths Group PLC	1,282,364	30,049,005
Stagecoach Group PLC	2,150,690	12,085,226
Stagecoach Group PLC Class C Deferred(d)	3,270,720	679
Standard Life PLC	7,064,842	41,753,645
Tate & Lyle PLC	2,828,135	25,585,739
Taylor Wimpey PLC	1,655,492	8,511,615
Tesco PLC	27,141,736	275,148,480
3i Group PLC	1,501,050	33,832,538
Tomkins PLC	3,152,682	14,522,904
Travis Perkins PLC	715,399	21,623,251
TUI Travel PLC(b)	2,664,660	14,917,988
Unilever PLC	4,323,336	145,942,583
United Business Media PLC	1,029,198	15,553,982
United Utilities PLC	3,038,910	46,052,457
Vodafone Group PLC	182,722,822	717,404,790
Whitbread PLC	974,066	35,835,760
William Hill PLC	2,048,287	26,338,506
Wolseley PLC	560,964	9,712,930
WPP Group PLC	3,987,010	54,374,056
Xstrata PLC	2,153,684	154,217,245
Yell Group PLC	3,789,661	35,819,658

		11,731,945,137

TOTAL COMMON STOCKS
(Cost: $35,147,281,116)		50,704,384,089

Security	Shares	Value

PREFERRED STOCKS—0.57%

GERMANY—0.40%
Henkel KGaA	674,205	34,363,556
Porsche AG	31,936	84,968,992
ProSiebenSat.1 Media AG	351,296	10,251,150
Volkswagen AG	399,290	75,675,138

		205,258,836
ITALY—0.17%
Intesa Sanpaolo SpA RNC	3,431,224	25,962,365
Telecom Italia SpA RNC	23,464,976	60,563,150

		86,525,515

TOTAL PREFERRED STOCKS
(Cost: $153,010,949)		291,784,351

Security	Shares	Value

RIGHTS—0.00%

SWEDEN—0.00%
Eniro AB	714,939	205,678

		205,678

TOTAL RIGHTS
(Cost: $0)		205,678

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.55%

MONEY MARKET FUNDS—1.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(e)	10,002,752	10,002,752
BGI Cash Premier Fund LLC
5.17%(c)(e)(f)	783,127,434	783,127,434

		793,130,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $793,130,186)		793,130,186

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $36,093,422,251)		51,789,504,304
Other Assets, Less Liabilities—(1.19)%		(609,893,780)

NET ASSETS—100.00%		$51,179,610,524

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.25%

AUSTRALIA—6.90%
Alumina Ltd.	128,402	$793,707
AMP Ltd.	107,698	1,017,055
Aristocrat Leisure Ltd.	46,851	451,559
Asciano Group(a)	73,309	566,612
ASX Ltd.	20,300	1,078,927
AXA Asia Pacific Holdings Ltd.	77,445	585,661
Babcock & Brown Ltd.	30,884	872,963
BHP Billiton Ltd.	392,459	16,767,095
Billabong International Ltd.	26,616	370,736
Brambles Ltd.	172,476	2,268,160
Cochlear Ltd.	7,644	485,614
Coles Group Ltd.	135,576	2,025,398
Computershare Ltd.	61,025	483,545
CSL Ltd.	65,325	2,209,708
Fortescue Metals Group Ltd.(a)	14,899	690,382
Foster’s Group Ltd.	251,618	1,485,401
Harvey Norman Holdings Ltd.	70,972	445,943
James Hardie Industries NV	55,132	330,576
Leighton Holdings Ltd.	17,178	990,206
Lend Lease Corp. Ltd.	51,369	954,505
Macquarie Bank Ltd.	30,498	2,375,591
Macquarie Communications Infrastructure Group	65,940	350,771
National Australia Bank Ltd.	99,890	3,989,899
Newcrest Mining Ltd.	52,379	1,572,769
Orica Ltd.	39,030	1,118,047
Origin Energy Ltd.	110,026	932,994
Paladin Resources Ltd.(a)	65,300	495,632
PaperlinX Ltd.	54,898	140,420
Publishing and Broadcasting Ltd.	38,416	741,234
QBE Insurance Group Ltd.	97,804	2,945,795
Rio Tinto Ltd.(b)	31,735	3,235,145
Toll Holdings Ltd.	71,298	879,464
Woodside Petroleum Ltd.	56,231	2,709,828
Woolworths Ltd.	136,905	4,244,026
WorleyParsons Ltd.	17,029	757,518

		61,362,886
AUSTRIA—0.62%
Andritz AG	4,841	355,579
Erste Bank der Oesterreichischen Sparkassen AG	11,432	926,198
Oesterreichische Elektrizitaetswirtschafts AG Class A	6,014	396,841
Raiffeisen International Bank Holding AG	5,236	864,328
RHI AG(a)(b)	5,623	287,412
Telekom Austria AG	39,410	1,128,925
voestalpine AG	13,241	1,189,039
Wienerberger AG	5,166	321,378

		5,469,700

BELGIUM—1.19%
Colruyt SA	1,456	311,020
Delhaize Group	9,748	923,318
Groupe Bruxelles Lambert SA	10,320	1,316,269
InBev	20,968	1,976,658
KBC Group NV	22,988	3,216,038
Mobistar SA	5,195	469,441
Omega Pharma SA	3,164	211,481
Solvay SA	7,281	1,105,100
UCB SA	5,876	344,465
Umicore	2,954	735,076

		10,608,866
DENMARK—0.94%
DSV A/S	24,640	650,454
FLS Industries A/S Class B	6,088	659,395
Novo Nordisk A/S Class B	27,982	3,465,263
Novozymes A/S Class B	6,165	670,128
Topdanmark A/S(a)	3,223	549,277
Vestas Wind Systems A/S(a)	22,356	1,991,790
William Demant Holding A/S(a)	4,521	413,764

		8,400,071
FINLAND—2.41%
Cargotec Corp. Class B	7,871	485,785
Elisa OYJ Class A	22,983	680,641
Kone OYJ Class B	9,716	802,211
Konecranes OYJ	10,147	453,617
Nokia OYJ	459,990	18,201,166
Nokian Renkaat OYJ	14,666	551,669
YIT OYJ	8,792	270,296

		21,445,385
FRANCE—10.01%
Accor SA	23,564	2,245,588
Aeroports de Paris	3,964	452,485
ALSTOM	13,216	3,114,688
ArcelorMittal	68,220	5,467,830
Atos Origin SA(a)	6,724	408,282
Bouygues SA	25,390	2,433,927
Business Objects SA(a)	12,747	764,963
Cap Gemini SA	16,414	1,044,866
Carrefour SA	69,591	5,002,828
Compagnie de Saint-Gobain	38,814	4,154,846
Compagnie Generale des Etablissements Michelin Class B	8,414	1,125,146
Dassault Systemes SA	7,702	481,483
Essilor International SA	22,085	1,405,545
European Aeronautic Defence and Space Co.	16,144	547,472
Gaz de France	21,728	1,232,251
Groupe Danone	52,676	4,509,287
Hermes International	8,215	1,078,925
Klepierre	7,140	386,541
Lagardere SCA	14,784	1,247,820
L’Air Liquide SA	26,444	3,634,114
L’Oreal SA	29,551	3,875,124
LVMH Moet Hennessy Louis Vuitton SA	27,050	3,478,282
Neopost SA	3,996	463,480
Pernod Ricard SA	10,419	2,404,253
PPR SA	8,798	1,741,514
Publicis Groupe SA	17,305	701,759
Safran SA	23,520	595,823
Sanofi-Aventis	77,520	6,789,686
Schneider Electric SA	26,160	3,597,355

Societe Television Francaise 1	16,941	467,884
Sodexho Alliance SA	13,076	941,534
STMicroelectronics NV	82,992	1,418,011
Suez SA	120,063	7,799,181
Technip SA	11,226	1,004,844
Thales SA	12,348	768,529
Thomson	35,588	619,903
Unibail-Rodamco	8,900	2,209,792
Vallourec SA	5,295	1,532,568
Veolia Environnement	40,292	3,593,730
Vinci SA	46,168	3,781,851
Zodiac SA	6,748	466,656

		88,990,646
GERMANY—8.02%
Adidas AG	25,480	1,697,550
BASF AG	56,364	7,787,511
Bayer AG	86,492	7,200,113
Beiersdorf AG	10,500	831,093
Bilfinger Berger AG	5,797	515,370
Celesio AG	11,452	648,644
Commerzbank AG	26,852	1,137,473
Continental AG	15,883	2,398,750
Deutsche Boerse AG	24,644	3,882,689
Deutsche Postbank AG	8,428	615,269
Fresenius Medical Care AG & Co. KGaA	23,772	1,253,937
Hochtief AG	5,573	768,460
Infineon Technologies AG(a)	93,912	1,376,335
IVG Immobilien AG	13,143	593,827
Linde AG	13,387	1,691,570
MAN AG	13,935	2,483,769
Merck KGaA	7,659	956,815
METRO AG	19,244	1,743,976
Premiere AG(a)	12,015	245,965
Puma AG	1,138	487,203
Rheinmetall AG	5,518	491,124
RWE AG	53,722	7,324,550
Salzgitter AG	3,395	666,569
SAP AG	106,116	5,732,561
Siemens AG	100,889	13,679,480
SolarWorld AG	10,169	688,816
TUI AG(a)	10,864	321,108
Volkswagen AG	12,265	3,511,615
Wincor Nixdorf AG	6,160	611,005

		71,343,147
GREECE—0.63%
Coca-Cola Hellenic Bottling Co. SA ADR	19,152	1,193,936
Hellenic Telecommunications Organization SA SP ADR	76,860	1,424,984
National Bank of Greece SA ADR	213,572	2,992,144

		5,611,064
HONG KONG—2.46%
Bank of East Asia Ltd.	207,200	1,395,448
Belle International Holdings Ltd.	367,000	589,033
Esprit Holdings Ltd.	126,000	2,080,817
Foxconn International Holdings Ltd.(a)(b)	280,000	773,081
Hang Lung Properties Ltd.	252,000	1,198,096
Hong Kong & China Gas Co. Ltd. (The)(b)	402,300	1,077,015
Hong Kong Exchanges & Clearing Ltd.(b)	129,000	4,264,050
Kerry Properties Ltd.	42,000	360,621
Kingboard Chemical Holdings Co. Ltd.	84,000	547,298
Li & Fung Ltd.	281,200	1,320,597

Link REIT (The)	336,000	757,764
Melco International Development Ltd.(b)	112,000	209,527
New World Development Co. Ltd.	313,000	1,116,588
PCCW Ltd.(b)	842,000	540,997
Shangri-La Asia Ltd.(b)	224,000	710,946
Sun Hung Kai Properties Ltd.	168,000	3,181,917
Television Broadcasts Ltd.	59,000	379,845
Tencent Holdings Ltd.	124,000	1,051,092
Tingyi (Cayman Islands) Holding Corp.	194,000	295,350

		21,850,082
IRELAND—0.67%
C&C Group PLC	51,128	408,311
CRH PLC	67,778	2,582,843
Elan Corp. PLC(a)	27,468	655,977
Grafton Group PLC(a)	35,084	390,327
IAWS Group PLC	17,784	418,096
Independent News & Media PLC	101,955	373,184
Kerry Group PLC Class A	21,588	645,699
Kingspan Group PLC	19,797	465,421

		5,939,858
ITALY—3.33%
Alleanza Assicurazioni SpA	55,496	750,299
Assicurazioni Generali SpA	126,003	5,981,094
Atlantia SpA	36,988	1,451,256
Autogrill SpA	19,740	393,826
Banca Monte dei Paschi di Siena SpA	143,892	918,055
Banca Popolare di Milano Scrl	53,620	840,134
Bulgari SpA	33,139	517,794
Fiat SpA	81,464	2,625,877
Finmeccanica SpA	41,367	1,226,280
Intesa Sanpaolo SpA	549,234	4,338,539
Luxottica Group SpA	18,116	634,003
Mediaset SpA	99,540	1,029,668
Mediobanca SpA	61,824	1,464,196
Parmalat SpA	166,629	615,332
Seat Pagine Gialle SpA	809,348	469,541
Telecom Italia SpA(b)	1,217,776	3,818,739
Terna SpA	139,757	546,428
Unione di Banche Italiane ScpA	72,324	2,007,941

		29,629,002
JAPAN—19.74%
Access Co. Ltd.(a)	44	208,388
Advantest Corp.	22,000	631,652
AEON Co. Ltd.	89,600	1,402,077
AEON Mall Co. Ltd.	9,700	250,735
Aisin Seiki Co. Ltd.	23,000	937,676
All Nippon Airways Co. Ltd.	112,000	430,377
Asahi Glass Co. Ltd.	129,000	1,759,015
Asahi Kasei Corp.	90,000	683,870
ASICS Corp.	26,000	411,363
Canon Inc.	125,900	6,279,438
Central Japan Railway Co.	196	2,023,160
Chiba Bank Ltd. (The)	143,000	1,137,451
Chiyoda Corp.	25,000	459,730
Chugai Pharmaceutical Co. Ltd.	43,600	752,604
Credit Saison Co. Ltd.	29,500	933,990
Daido Steel Co. Ltd.	28,000	189,201

Daifuku Co. Ltd.	14,000	165,763
Daikin Industries Ltd.	30,800	1,544,208
Daiwa Securities Group Inc.	97,000	923,850
Denso Corp.	58,800	2,371,688

Dowa Holdings Co. Ltd.	27,000	312,192
East Japan Railway Co.	280	2,300,039
Elpida Memory Inc.(a)	14,000	476,038
Fanuc Ltd.	23,100	2,512,677
Fast Retailing Co. Ltd.	8,400	482,352
FUJIFILM Holdings Corp.	58,200	2,776,597
Fujitsu Ltd.	224,000	1,748,710
Furukawa Electric Co. Ltd. (The)	48,000	228,998
Hankyu Hanshin Holdings Inc.	192,000	897,671
Haseko Corp.(a)	152,500	363,772
Hirose Electric Co. Ltd.	3,300	392,731
Hitachi Construction Machinery Co. Ltd.	14,000	568,331
Hitachi Ltd.	140,000	948,432
Hoya Pentax HD Corp.	50,800	1,837,498
IBIDEN Co. Ltd.	15,800	1,333,513
INPEX Holdings Inc.	86	925,012
J Front Retailing Co. Ltd.(a)	65,600	588,940
JAFCO Co. Ltd.	5,600	228,789
Japan Steel Works Ltd. (The)	34,000	547,964
Japan Tobacco Inc.	532	3,087,201
JFE Holdings Inc.	34,800	2,019,447
JGC Corp.	28,000	554,972
JSR Corp.	22,400	577,074
JTEKT Corp.	28,000	533,114
Kajima Corp.	164,000	577,560
Kawasaki Heavy Industries Ltd.	169,000	605,430
KDDI Corp.	309	2,323,832
Keihin Electric Express Railway Co. Ltd.(b)	70,000	428,070
Keisei Electric Railway Co. Ltd.	56,000	306,996
Keyence Corp.	4,750	1,090,623
Kintetsu Corp.	232,000	704,341
KK DaVinci Advisors(a)	224	229,275
Kobe Steel Ltd.	224,000	798,577
Komatsu Ltd.	108,300	3,579,156
Konami Corp.	15,100	444,021
Konica Minolta Holdings Inc.	58,500	1,014,876
Kubota Corp.	140,000	1,173,093
Kuraray Co. Ltd.	28,000	363,100
Kurita Water Industries Ltd.	18,500	613,003
Leopalace21 Corp.	12,900	409,542
Matsushita Electric Industrial Co. Ltd.	247,000	4,692,111
Mediceo Paltac Holdings Co. Ltd.	21,900	317,050
Millea Holdings Inc.	92,900	3,642,347
Minebea Co. Ltd.	56,000	386,173
Mitsubishi Chemical Holdings Corp.	48,500	398,400
Mitsubishi Electric Corp.	224,000	2,712,443
Mitsubishi Estate Co. Ltd.	140,000	4,153,186
Mitsubishi Heavy Industries Ltd.	239,000	1,376,554
Mitsubishi Materials Corp.	28,000	161,999
Mitsubishi Rayon Co. Ltd.	61,000	343,401
Mitsui Chemicals Inc.	89,000	828,356
Mitsui Engineering & Shipbuilding Co. Ltd.	90,000	523,052
Mitsui Fudosan Co. Ltd.	105,500	2,891,790
Mitsukoshi Ltd.(b)	84,000	387,631
Mizuho Financial Group Inc.	1,191	6,642,781
Murata Manufacturing Co. Ltd.	25,200	1,519,192
NGK Insulators Ltd.	28,000	983,649
NGK Spark Plug Co. Ltd.	28,000	466,323
Nidec Corp.	14,400	1,080,453
Nikon Corp.	40,000	1,266,427
Nintendo Co. Ltd.	11,700	7,296,960
Nippon Electric Glass Co. Ltd.	35,500	600,160
Nissan Chemical Industries Ltd.	28,000	383,259
Nitori Co. Ltd.	5,600	255,020

Nitto Denko Corp.	22,400	1,086,143
NOK Corp.	16,800	370,872
Nomura Holdings Inc.	228,500	4,063,191
Nomura Research Institute Ltd.	14,000	491,825
NTT Data Corp.	168	762,146
Odakyu Electric Railway Co. Ltd.	87,000	607,495
Oki Electric Industry Co. Ltd.(a)(b)	97,000	164,072
Okuma Corp.	16,000	221,503
Olympus Corp.	28,000	1,153,663
Omron Corp.	20,500	498,786
Oriental Land Co. Ltd.	6,300	373,787
ORIX Corp.	12,290	2,474,311
OSAKA Titanium technologies Co. Ltd.	1,600	138,648
Otsuka Corp.	1,600	152,804
Rakuten Inc.	862	418,719
Resona Holdings Inc.(b)	500	884,764
Round One Corp.	103	243,015
Ryohin Keikaku Co. Ltd.	5,400	339,125
SANYO Electric Co. Ltd.(a)	220,000	362,580
SBI E*Trade Securities Co. Ltd.	269	284,668
Secom Co. Ltd.	27,700	1,420,020
Seiko Epson Corp.	11,800	275,847
Seven & I Holdings Co. Ltd.	103,500	2,657,414
Shimamura Co. Ltd.	2,800	271,050
Shimano Inc.	11,200	406,089
Shimizu Corp.	97,000	503,994
Shin-Etsu Chemical Co. Ltd.	50,100	3,189,782
Shinko Electric Industries Co. Ltd.	9,700	220,866
Shionogi & Co. Ltd.	44,000	746,914
Shiseido Co. Ltd.	35,000	839,441
Showa Denko K.K.	156,000	607,573
SMC Corp.	6,100	813,792
SoftBank Corp.	90,200	2,089,031
Sojitz Corp.	49,900	225,510
Sony Corp.	121,500	5,944,052
Sony Financial Holdings Inc.(a)	112	403,175
Stanley Electric Co. Ltd.	19,600	432,684
Sumco Corp.	12,800	461,881
Sumitomo Chemical Co. Ltd.	200,000	1,767,793
Sumitomo Electric Industries Ltd.	89,400	1,436,945
Sumitomo Heavy Industries Ltd.	70,000	914,430
Sumitomo Metal Industries Ltd.	506,000	2,471,076
Sumitomo Metal Mining Co. Ltd.	66,500	1,465,152
Sumitomo Realty & Development Co. Ltd.	49,000	1,712,885
Suruga Bank Ltd.	53,000	693,273
T&D Holdings Inc.	18,650	1,111,380
Taiyo Nippon Sanso Corp.	66,000	585,662
Takashimaya Co. Ltd.	43,000	519,946
TDK Corp.	16,100	1,311,350
Teijin Ltd.	84,000	402,932
Terumo Corp.	22,400	1,090,029
THK Co. Ltd.	13,100	286,919
Tobu Railway Co. Ltd.	124,000	582,973
Toho Titanium Co. Ltd.	5,600	202,073
Tokuyama Corp.	28,000	387,631
Tokyo Electron Ltd.	22,100	1,286,299
Tokyo Tatemono Co. Ltd.	43,000	547,920
Tokyu Corp.	137,000	885,328
Tokyu Land Corp.	63,000	647,023
TonenGeneral Sekiyu K.K.	30,000	301,080
Toray Industries Inc.	178,000	1,364,896
Toshiba Corp.	364,000	3,046,884
Toyoda Gosei Co. Ltd.	8,400	299,466
Toyota Tsusho Corp.	28,000	779,633

Trend Micro Inc.	14,000	620,549
Ube Industries Ltd.	118,000	420,679
Ushio Inc.	16,800	343,913
USS Co. Ltd.	5,370	350,283
Yahoo! Japan Corp.	1,927	854,142
Yakult Honsha Co. Ltd.	19,200	443,007
Yamada Denki Co. Ltd.	11,760	1,203,695
Yaskawa Electric Corp.	28,000	373,058
Yokogawa Electric Corp.	23,200	290,390
Zeon Corp.	28,000	262,306

		175,572,744
NETHERLANDS—3.15%
Akzo Nobel NV	31,447	2,526,390
ASML Holding NV(a)	47,701	1,659,035
Fugro NV	6,087	532,785
Hagemeyer NV	43,584	295,729
Heineken NV	26,510	1,852,466
Koninklijke Ahold NV(a)	148,905	2,231,837
Koninklijke KPN NV	139,112	2,620,409
Koninklijke Philips Electronics NV	135,942	5,615,045
QIAGEN NV(a)	19,656	461,822
Randstad Holding NV	5,688	314,846
Reed Elsevier NV	82,350	1,590,517
SBM Offshore NV	14,898	572,466
TNT NV	48,302	1,973,437
Unilever NV	129,406	4,191,814
Vedior NV	20,976	475,234
Wolters Kluwer NV CVA	36,204	1,132,939

		28,046,771
NEW ZEALAND—0.15%
Fisher & Paykel Healthcare Corp. Ltd.	119,317	298,261
Fletcher Building Ltd.	48,535	442,742
Sky City Entertainment Group Ltd.	151,457	625,568

		1,366,571
NORWAY—1.18%
Aker Kvaerner ASA	17,535	608,205
Det Norske Oljeselskap ASA(a)	109,436	203,999
Ocean Rig ASA(a)	25,701	204,031
Orkla ASA	37,873	700,370
Petroleum Geo-Services ASA(a)	20,721	607,254
Renewable Energy Corp. ASA(a)	20,787	1,054,512
Seadrill Ltd.(a)	29,244	692,947
StatoilHydro ASA	83,639	2,817,261
Storebrand ASA	30,777	437,278
Tandberg ASA	15,134	383,168
Telenor ASA(a)	100,756	2,354,745
TGS-NOPEC Geophysical Co. ASA(a)	13,300	222,022
Tomra Systems ASA	26,797	193,844

		10,479,636
PORTUGAL—0.37%
Banco BPI SA Registered	65,388	571,384
Brisa-Auto Estradas de Portugal SA	32,385	459,159
Energias de Portugal SA	236,460	1,518,917
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	24,826	337,261
Sonae SGPS SA	145,772	426,009

		3,312,730
SINGAPORE—1.14%
CapitaLand Ltd.	174,000	966,834

City Developments Ltd.	63,000	687,075
Keppel Corp. Ltd.	168,000	1,704,642
Keppel Land Ltd.(b)	43,000	246,350
SembCorp Industries Ltd.	144,000	586,437
Singapore Exchange Ltd.	204,000	2,196,652
Singapore Press Holdings Ltd.	212,000	670,205
Singapore Telecommunications Ltd.	896,000	2,523,334
Venture Corp. Ltd.	56,000	537,291

		10,118,820
SPAIN—4.59%
Abertis Infraestructuras SA	31,954	1,062,353
Acciona SA	3,591	1,106,594
Acerinox SA	26,054	767,442
Actividades de Construcciones y Servicios SA	27,829	1,719,573
Altadis SA	31,463	2,243,181
Antena 3 de Television SA(b)	21,736	384,906
Banco Bilbao Vizcaya Argentaria SA	290,187	7,292,413
Banco Popular Espanol SA	57,849	1,008,501
Cintra Concesiones de Infraestructuras de Transporte SA(b)	26,621	464,478
Fomento de Construcciones y Contratas SA	7,184	624,647
Gamesa Corporacion Tecnologica SA	23,315	1,180,584
Grupo Ferrovial SA(b)	8,036	698,146
Indra Sistemas SA	20,995	608,402
Industria de Diseno Textil SA	26,402	1,961,421
Mapfre SA	83,160	389,810
Sacyr Vallehermoso SA(b)	10,320	484,344
Sociedad General de Aguas de Barcelona SA Class A	10,444	416,579
Sogecable SA(a)(b)	7,204	290,472
Telefonica SA	517,359	17,058,067
Union Fenosa SA	13,143	872,962
Zardoya Otis SA	4,816	162,344

		40,797,219
SWEDEN—2.37%
Alfa Laval AB	12,553	992,621
Assa Abloy AB Class B	42,452	887,601
Atlas Copco AB Class A	82,824	1,383,416
Atlas Copco AB Class B	54,434	847,175
Boliden AB	36,596	644,346
Getinge AB Class B	26,855	709,255
Hennes & Mauritz AB Class B	54,854	3,647,678
Husqvarna AB	41,637	500,736
Lundin Petroleum AB(a)	32,060	384,301
Modern Times Group MTG AB Class B	7,364	516,896
OMX AB	7,392	310,271
Sandvik AB	106,883	2,016,312
Securitas AB Class B	28,850	363,964
Securitas Direct AB Class B(a)	68,500	204,603
Securitas Systems AB Class B	64,420	258,243
Swedish Match AB	41,523	926,926
Tele2 AB Class B	40,340	948,080
Telefonaktiebolaget LM Ericsson AB Class B	1,168,250	3,489,452
TeliaSonera AB	105,267	1,034,285
Volvo AB Class A	50,829	984,841

		21,051,002
SWITZERLAND—6.39%
ABB Ltd. Registered	248,310	7,463,975
Adecco SA Registered	16,382	984,432
Clariant AG Registered(a)	22,456	286,742
Compagnie Financiere Richemont AG Class A	19,496	1,390,229

Geberit AG Registered	5,352	720,803
Holcim Ltd. Registered	23,393	2,664,144
Kuehne & Nagel International AG Registered	8,400	900,117
Logitech International SA Registered(a)	20,192	701,376
Lonza Group AG Registered	5,214	606,849
Nobel Biocare Holding AG	3,043	884,769
Novartis AG Registered	267,536	14,218,729
OC Oerlikon Corp. AG Registered(a)	874	414,736
Roche Holding AG	81,932	13,968,132
Schindler Holding AG Participation Certificates	7,421	518,615
SGS SA Registered	604	791,055
Sonova Holding AG Registered	5,846	655,692
Straumann Holding AG Registered	1,155	322,121
Sulzer AG Registered	375	601,139
Swatch Group AG (The) Class B	1,540	491,609
Syngenta AG Registered	12,154	2,917,778
Synthes Inc.	7,579	945,536
UBS AG Registered	81,370	4,349,141

		56,797,719
UNITED KINGDOM—22.99%
Acergy SA	23,509	675,878
Aegis Group PLC	122,698	321,157
Aggreko PLC	32,312	420,192
AMEC PLC	27,020	468,405
Anglo American PLC	163,548	11,259,197
ARM Holdings PLC	184,674	569,694
AstraZeneca PLC	185,332	9,136,037
BAE Systems PLC	389,592	4,030,408
Balfour Beatty PLC	51,528	529,856
BG Group PLC	414,400	7,657,295
BHP Billiton PLC	289,240	11,001,613
British Airways PLC(a)	75,992	702,880
British American Tobacco PLC	179,928	6,840,054
British Land Co. PLC	62,978	1,418,168
British Sky Broadcasting Group PLC	144,284	2,039,652
BT Group PLC	956,536	6,477,816
Bunzl PLC	41,531	624,195
Burberry Group PLC	60,704	775,536
Cable & Wireless PLC	285,795	1,157,114
Cadbury Schweppes PLC	244,585	3,231,444
Capita Group PLC	81,155	1,262,719
Carnival PLC	21,364	996,786
Carphone Warehouse Group PLC (The)	52,950	385,535
Centrica PLC	429,828	3,292,581
Charter PLC(a)	20,958	471,942
Close Brothers Group PLC	20,188	322,080
Cobham PLC	161,672	706,963
Compass Group PLC	209,496	1,505,780
CSR PLC(a)	20,118	269,768
Daily Mail & General Trust PLC Class A	43,792	557,654
Diageo PLC	249,704	5,705,949
Enterprise Inns PLC	87,644	1,147,024
Experian Group Ltd.	125,760	1,317,994
FirstGroup PLC	37,772	623,802
G4S PLC	146,888	646,129
GlaxoSmithKline PLC	683,424	17,576,020
Hammerson PLC	35,056	809,798

Hays PLC	190,854	544,156
ICAP PLC	64,322	781,673
Imperial Chemical Industries PLC	84,375	1,155,072
Imperial Tobacco Group PLC	82,656	4,177,593
Inchcape PLC	59,928	585,421

InterContinental Hotels Group PLC	39,826	926,605
International Power PLC	180,768	1,836,285
Intertek Group PLC	23,632	505,156
Invensys PLC(a)	99,491	675,836
INVESCO PLC	93,996	1,440,062
Investec PLC	44,660	539,020
J Sainsbury PLC	180,320	2,048,995
Johnson Matthey PLC	23,268	862,794
Kesa Electricals PLC	73,276	483,298
Ladbrokes PLC	61,576	526,690
Land Securities Group PLC	28,984	989,851
Liberty International PLC	35,842	890,498
LogicaCMG PLC	188,552	637,473
London Stock Exchange Group PLC	22,602	788,798
Man Group PLC	217,288	2,654,133
Marks & Spencer Group PLC	207,234	2,806,844
Michael Page International PLC	44,352	403,550
Misys PLC	69,244	347,743
Mondi PLC	44,113	408,477
National Grid PLC	257,628	4,289,496
Next PLC	30,660	1,406,309
Prudential PLC	289,464	4,702,307
Punch Taverns PLC	33,404	697,388
Reckitt Benckiser PLC	74,564	4,320,036
Reed Elsevier PLC	154,090	2,010,221
Reuters Group PLC	159,139	2,181,877
Rio Tinto PLC	118,622	11,064,232
Rolls-Royce Group PLC(a)	217,786	2,434,007
Rolls-Royce Group PLC Class B(c)	7,541,630	15,667
SABMiller PLC	107,436	3,224,982
Sage Group PLC	157,228	790,415
Schroders PLC	17,334	554,175
Scottish & Southern Energy PLC	100,100	3,235,589
SEGRO PLC	35,896	348,235
Serco Group PLC	59,811	560,050
Smith & Nephew PLC	120,008	1,619,195
Smiths Group PLC	33,124	776,178
Stagecoach Group PLC	50,607	284,372
Stagecoach Group PLC Class C Deferred(c)	44,992	9
Standard Life PLC	189,280	1,118,656
Tesco PLC	932,904	9,457,284
Travis Perkins PLC	17,248	521,328
TUI Travel PLC(a)	68,742	384,849
Tullett Prebon PLC	21,565	198,007
Unilever PLC	129,767	4,380,537
United Business Media PLC	32,231	487,098
Whitbread PLC	16,549	608,836
William Hill PLC	54,684	703,170
WPP Group PLC	146,301	1,995,224
Xstrata PLC	74,041	5,301,799
Yell Group PLC	93,520	883,946

		204,506,612

TOTAL COMMON STOCKS
(Cost: $746,584,614)		882,700,531

Security	Shares	Value

PREFERRED STOCKS—0.47%

GERMANY—0.47%
Henkel KGaA	23,946	1,220,504
Porsche AG	987	2,626,014

ProSiebenSat.1 Media AG	11,424	333,363

		4,179,881

TOTAL PREFERRED STOCKS
(Cost: $2,853,354)		4,179,881

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.68%

MONEY MARKET FUNDS—0.68%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(d)(e)	1,450,898	1,450,898
BGI Cash Premier Fund LLC
5.17%(d)(e)(f)	4,591,729	4,591,729

		6,042,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,042,627)		6,042,627

TOTAL INVESTMENTS IN SECURITIES—100.40%
(Cost: $755,480,595)		892,923,039
Other Assets, Less Liabilities—(0.40)%		(3,514,562)

NET ASSETS—100.00%		$889,408,477

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—98.91%

AUSTRALIA—6.64%
AGL Energy Ltd.	77,360	$863,905
Amcor Ltd.	174,200	1,133,308
AMP Ltd.	194,828	1,839,874
Ansell Ltd.	32,280	370,055
APN News & Media Ltd.	20,360	101,136
Australia & New Zealand Banking Group Ltd.	333,760	9,310,294
AXA Asia Pacific Holdings Ltd.	57,720	436,495
BlueScope Steel Ltd.	110,960	1,090,021
Boral Ltd.	134,040	840,980
Caltex Australia Ltd.	28,680	568,263
Centro Properties Group	167,640	1,087,523
Centro Retail Group	232,880	345,314
CFS Retail Property Trust	239,480	541,529
Coca-Cola Amatil Ltd.	73,329	693,168
Commonwealth Bank of Australia	232,960	13,277,584
Commonwealth Property Office Fund	293,569	429,863
CSR Ltd.	141,000	445,591
DB RREEF Trust	457,360	885,864
Downer EDI Ltd.	22,480	138,125
Futuris Corp. Ltd.	105,080	206,452
Goodman Fielder Ltd.	185,280	360,587
Goodman Group	193,600	1,237,990
GPT Group	356,280	1,525,443
Iluka Resources Ltd.	52,760	213,673
Insurance Australia Group Ltd.	321,520	1,400,453
James Hardie Industries NV	88,360	529,813
John Fairfax Holdings Ltd.	167,520	735,881
Lion Nathan Ltd.	59,735	513,735
Macquarie Airports	126,080	511,780
Macquarie Infrastructure Group	525,800	1,539,821
Mirvac Group	184,880	990,331
Multiplex Group	106,080	494,497
National Australia Bank Ltd.	148,440	5,929,128
OneSteel Ltd.	97,920	624,342
Pacific Brands Ltd.	96,640	309,881
PaperlinX Ltd.	90,480	231,432
Publishing and Broadcasting Ltd.	18,000	347,309
Qantas Airways Ltd.	141,000	772,270
Santos Ltd.	113,292	1,473,057
Stockland	253,200	2,100,145
Suncorp-Metway Ltd.	170,400	3,202,581
Symbion Health Ltd.	43,200	161,744
Tabcorp Holdings Ltd.	112,840	1,627,179
Tattersall’s Ltd.	164,529	638,880
Telstra Corp. Ltd.	491,840	2,133,204
Telstra Corp. Ltd. Instalment Receipts	260,520	767,769
Transurban Group	200,160	1,348,573
Wesfarmers Ltd.	67,720	2,757,653
Westfield Group	316,400	6,392,277
Westpac Banking Corp.	334,160	9,457,712
Zinifex Ltd.	89,360	1,378,859

		86,313,343
AUSTRIA—0.74%
Erste Bank der Oesterreichischen Sparkassen AG	23,232	1,882,210
Flughafen Wien AG	462	54,675
Immoeast AG(a)	30,400	369,442
IMMOFINANZ AG	115,080	1,365,234
Mayr-Melnhof Karton AG	3,624	429,928

Meinl European Land Ltd.(a)	97,040	1,359,001
Oesterreichische Elektrizitaetswirtschafts AG Class A	9,760	644,026
OMV AG	35,497	2,650,446
Wienerberger AG	14,753	917,788

		9,672,750
BELGIUM—1.45%
Barco NV	2,037	167,214
Belgacom SA	29,040	1,386,029
Cofinimmo	4,470	838,960
Compagnie Maritime Belge SA	4,228	387,258
Dexia SA	100,640	3,223,604
Euronav SA	2,523	74,828
Fortis	371,040	11,841,855
UCB SA	16,120	944,992

		18,864,740
DENMARK—0.81%
A.P. Moller-Maersk A/S	200	2,756,291
A/S Dampskibsselskabet TORM	4,000	166,154
Bang & Olufsen A/S Class B	2,640	309,000
Carlsberg A/S Class B	5,880	790,947
Danisco A/S	9,080	697,940
Danske Bank A/S	85,560	3,765,779
East Asiatic Co. Ltd. A/S	3,800	305,735
Jyske Bank A/S(a)	10,552	868,435
Lundbeck (H.) A/S	6,160	176,065
Sydbank A/S	9,480	435,647
Trygvesta A/S	4,000	316,779

		10,588,772
FINLAND—1.43%
Amer Group OYJ(b)	10,680	283,686
Fortum OYJ	79,840	3,457,170
Kesko OYJ Class B	11,760	702,329
Metso OYJ	22,360	1,357,378
Neste Oil OYJ	29,960	1,075,380
OKO Bank PLC Class A	15,080	322,891
Orion OYJ	23,040	590,663
Outokumpu OYJ	20,120	749,547
Rautaruukki OYJ	14,000	800,053
Sampo OYJ	75,240	2,354,501
SanomaWSOY OYJ Class B	11,080	319,478
Stora Enso OYJ Class R	118,200	2,164,934
TietoEnator OYJ(b)	15,240	373,281
UPM-Kymmene OYJ	126,600	2,829,800
Uponor OYJ	8,320	217,147
Wartsila OYJ Class B	11,440	933,466

		18,531,704
FRANCE—10.53%
Air France-KLM	17,760	674,218
ArcelorMittal	139,440	11,176,109
Atos Origin SA(a)	6,520	395,895
AXA	281,640	12,574,298
BNP Paribas	151,520	16,679,808
Casino Guichard-Perrachon SA	7,804	870,380
CNP Assurances SA	8,120	1,033,672
Compagnie Generale des Etablissements Michelin Class B	8,880	1,187,461
Credit Agricole SA	135,880	5,364,788
European Aeronautic Defence and Space Co.	38,720	1,313,066
France Telecom SA	334,360	12,315,902
Gecina SA	2,560	437,034
Imerys SA	4,208	408,561
Lafarge SA	26,240	4,261,315
M6-Metropole Television	12,360	365,505
PagesJaunes SA	10,601	233,736
PSA Peugeot Citroen SA	27,220	2,519,567
Renault SA	33,480	5,613,870
Sanofi-Aventis	71,960	6,302,706
SCOR SE	33,160	901,916
Societe BIC	3,760	291,844

Societe Generale Class A	67,080	11,243,980
Total SA	379,520	30,555,777
Valeo SA	16,000	875,226
Vivendi SA	207,120	9,313,149

		136,909,783
GERMANY—8.51%
Allianz SE	82,240	18,468,187
ALTANA AG	8,600	208,156
Commerzbank AG	75,440	3,195,702
Daimler AG Registered	167,200	18,372,047
Deutsche Bank AG	93,480	12,449,044
Deutsche Lufthansa AG	26,520	782,320
Deutsche Post AG	142,720	4,317,500
Deutsche Telekom AG	539,840	11,051,341
E.ON AG	112,360	21,928,916
Heidelberger Druckmaschinen AG	14,120	575,868
Hypo Real Estate Holding AG	43,371	2,573,254
Muenchener Rueckversicherungs-Gesellschaft AG	39,120	7,494,556
Salzgitter AG	2,760	541,894
Suedzucker AG	30,840	700,053
ThyssenKrupp AG	64,524	4,294,104
TUI AG(a)	40,311	1,191,476
Volkswagen AG	9,000	2,576,806

		110,721,224
HONG KONG—2.13%
BOC Hong Kong (Holdings) Ltd.	640,000	1,795,944
Cathay Pacific Airways Ltd.(b)	160,000	473,758
Cheung Kong (Holdings) Ltd.	268,000	5,210,765
Cheung Kong Infrastructure Holdings Ltd.(b)	80,000	311,710
CLP Holdings Ltd.	280,000	1,882,128
Giordano International Ltd.(b)	430,000	199,721
Hang Lung Properties Ltd.	240,000	1,141,044
Hang Seng Bank Ltd.	144,000	2,920,576
Henderson Land Development Co. Ltd.(b)	148,000	1,317,541
Hongkong Electric Holdings Ltd.	240,000	1,229,292
Hopewell Holdings Ltd.	120,000	617,743
Hutchison Whampoa Ltd.	280,000	3,489,704
Hysan Development Co. Ltd.	200,000	601,228
Johnson Electric Holdings Ltd.(b)	1,320,000	737,421
Kingboard Chemical Holdings Co. Ltd.	40,000	260,618
MTR Corp. Ltd.	240,000	826,753
Noble Group Ltd.	200,000	325,798
Orient Overseas International Ltd.	40,000	409,764
Swire Pacific Ltd. Class A	160,000	2,268,669
Techtronic Industries Co. Ltd.(b)	260,000	278,758
Wharf Holdings Ltd. (The)	218,000	1,302,240
Yue Yuen Industrial Holdings Ltd.(b)	40,000	122,568

		27,723,743
IRELAND—0.86%
Allied Irish Banks PLC	188,080	4,691,086
Bank of Ireland	207,320	3,821,238
Elan Corp. PLC(a)	44,480	1,062,249
Greencore Group PLC	53,423	363,262
Irish Life & Permanent PLC	52,400	1,186,119

		11,123,954
ITALY—3.98%
Banco Popolare SpA(a)	134,480	3,223,842
Enel SpA	765,870	9,157,805
Eni SpA	471,760	17,199,473
Intesa Sanpaolo SpA	709,680	5,605,943
Pirelli & C. SpA(a)	539,292	688,545
Snam Rete Gas SpA	135,472	875,114
UniCredito Italiano SpA	1,763,040	15,074,508

		51,825,230
JAPAN—19.89%
Acom Co. Ltd.	25,200	601,119
AEON Credit Service Co. Ltd.	44,000	672,872
AIFUL Corp.	30,000	703,908

Ajinomoto Co. Inc.	116,000	1,302,025
Alps Electric Co. Ltd.	36,000	447,795
Amada Co. Ltd.	80,000	800,798
Aoyama Trading Co. Ltd.	12,000	311,749
Asahi Breweries Ltd.	68,000	1,121,880
Asahi Kasei Corp.	80,000	607,885
Astellas Pharma Inc.	96,000	4,238,539
Autobacs Seven Co. Ltd.	4,000	92,466
Bank of Kyoto Ltd. (The)	69,000	876,827
Bank of Yokohama Ltd. (The)	240,000	1,690,419
Benesse Corp.	12,000	446,546
Bridgestone Corp.	116,000	2,550,722
Canon Marketing Japan Inc.	28,000	547,686
Central Glass Co. Ltd.	40,000	188,403
Chubu Electric Power Co. Inc.	120,000	3,065,446
Circle K Sunkus Co. Ltd.	16,000	244,126
Citizen Watch Co. Ltd.	64,000	687,826
Coca-Cola West Japan Co. Ltd.	8,000	184,933
COMSYS Holdings Corp.	40,000	388,949
CSK Holdings Corp.	4,000	155,788
Dai Nippon Printing Co. Ltd.	120,000	1,735,178
Daicel Chemical Industries Ltd.	40,000	292,492
Daiichi Sankyo Co. Ltd.	128,018	3,631,165
Dainippon Ink & Chemicals Inc.	80,000	380,969
Dainippon Screen Manufacturing Co. Ltd.	40,000	235,937
Daito Trust Construction Co. Ltd.	20,000	919,460
Daiwa Securities Group Inc.	200,000	1,904,845
Denki Kagaku Kogyo Kabushiki Kaisha	80,000	467,710
Dentsu Inc.	280	731,058
East Japan Railway Co.	280	2,300,039
EDION Corp.	24,000	273,548
Eisai Co. Ltd.	44,000	1,839,615
Electric Power Development Co. Ltd.	28,020	1,110,738
FamilyMart Co. Ltd.	12,000	349,742
Fuji Television Network Inc.	120	241,488
Fujikura Ltd.	120,000	768,183
Fukuoka Financial Group Inc.	160,000	1,027,020
Furukawa Electric Co. Ltd. (The)	80,000	381,663
Glory Ltd.	12,000	394,500
Gunma Bank Ltd.	80,000	565,555
H2O Retailing Corp.	24,000	199,644
Hachijuni Bank Ltd. (The)	80,000	609,273
Hakuhodo DY Holdings Inc.	800	57,943
Hino Motors Ltd.	40,000	286,941
Hiroshima Bank Ltd. (The)	80,000	432,320
Hitachi Cable Ltd.	40,000	265,429
Hitachi Ltd.	400,000	2,709,806
Hokkaido Electric Power Co. Inc.	32,000	688,381
Honda Motor Co. Ltd.	284,000	10,592,879
Idemitsu Kosan Co. Ltd.	4,000	461,465
ITOCHU Corp.	280,000	3,499,848
Itochu Techno-Science Corp.	8,000	283,818
JAFCO Co. Ltd.	4,000	163,421
Japan Prime Realty Investment Corp.	80	319,903
Japan Real Estate Investment Corp.	80	985,384
Japan Retail Fund Investment Corp.	40	294,227
JFE Holdings Inc.	44,000	2,553,324
Joyo Bank Ltd. (The)	120,000	740,079
Kamigumi Co. Ltd.	40,000	324,066
Kaneka Corp.	80,000	706,423
Kansai Electric Power Co. Inc. (The)	136,000	3,055,385
Kansai Paint Co. Ltd.	40,000	299,432
Kao Corp.	80,000	2,289,977
Kawasaki Kisen Kaisha Ltd.	113,000	1,549,664
Keio Corp.	120,000	728,629
Keisei Electric Railway Co. Ltd.	40,000	219,283
Kinden Corp.	22,000	194,457
Kirin Holdings Co. Ltd.	160,000	2,227,523
Kobe Steel Ltd.	165,000	588,238
Komori Corp.	9,200	241,003
Kose Corp.	4,000	102,355
Kuraray Co. Ltd.	40,000	518,714
Kyocera Corp.	28,000	2,346,186
Kyowa Hakko Kogyo Co. Ltd.	40,000	435,442

Kyushu Electric Power Co. Inc.	60,000	1,459,860
Lawson Inc.	12,000	414,278
Leopalace21 Corp.	16,000	507,958
Mabuchi Motor Co. Ltd.	4,000	269,246
Makita Corp.	12,000	573,535
Marubeni Corp.	280,000	2,375,331
Marui Group Co. Ltd.	72,000	744,451
Matsumotokiyoshi Co. Ltd.(a)	4,000	70,955
Matsushita Electric Works Ltd.	40,000	440,994
Meiji Seika Kaisha Ltd.	40,000	175,912
Mitsubishi Chemical Holdings Corp.	169,500	1,392,345
Mitsubishi Corp.	236,000	7,267,207
Mitsubishi Gas Chemical Co. Inc.	40,000	396,235
Mitsubishi Heavy Industries Ltd.	280,000	1,612,699
Mitsubishi Materials Corp.	184,000	1,064,562
Mitsubishi Rayon Co. Ltd.	40,000	225,181
Mitsubishi Tanabe Pharma Corp.	40,000	456,954
Mitsubishi UFJ Financial Group Inc.	1,640,080	16,203,766
Mitsui & Co. Ltd.	280,000	7,164,852
Mitsui Mining & Smelting Co. Ltd.	40,000	167,238
Mitsui O.S.K. Lines Ltd.	193,000	3,154,027
Mitsui Sumitomo Insurance Co. Ltd.	240,000	2,731,318
Mitsumi Electric Co. Ltd.	12,000	546,472
Namco Bandai Holdings Inc.	40,000	613,436
NEC Corp.	360,000	1,779,937
NEC Electronics Corp.(a)	8,000	217,895
Nichirei Corp.	40,000	170,014
Nikko Cordial Corp.	80,000	1,146,376
Nippon Building Fund Inc.	80	1,151,928
Nippon Express Co. Ltd.	160,000	799,410
Nippon Kayaku Co. Ltd.	40,000	321,291
Nippon Light Metal Co. Ltd.	120,000	245,652
Nippon Meat Packers Inc.	40,000	402,828
Nippon Mining Holdings Inc.	160,000	1,496,118
Nippon Oil Corp.	240,000	2,104,697
Nippon Paper Group Inc.	200	598,517
Nippon Sheet Glass Co. Ltd.	80,000	484,365
Nippon Shokubai Co. Ltd.	40,000	393,460
Nippon Steel Corp.	960,000	6,320,337
Nippon Telegraph and Telephone Corp.	1,000	4,579,954
Nippon Yusen Kabushiki Kaisha	200,000	2,047,101
Nissan Motor Co. Ltd.	420,000	4,830,811
Nisshin Seifun Group Inc.	20,200	181,701
Nisshin Steel Co. Ltd.	80,000	303,942
Nissin Food Products Co. Ltd.(b)	16,000	502,407
Nomura Real Estate Office Fund Inc.	40	402,481
NSK Ltd.	80,000	701,566
NTN Corp.	80,000	758,468
NTT DoCoMo Inc.	3,160	4,550,115
Oji Paper Co. Ltd.	200,000	912,521
Okumura Corp.	40,000	210,956
Oracle Corp. Japan	4,000	183,198
Oriental Land Co. Ltd.	4,000	237,325
Osaka Gas Co. Ltd.	360,000	1,395,845
Pioneer Corp.	32,000	354,461
Promise Co. Ltd.(b)	22,000	658,368
Resona Holdings Inc.	760	1,344,841
Ricoh Co. Ltd.	120,000	2,347,226
Rinnai Corp.	8,000	247,734
Rohm Co. Ltd.	20,000	1,743,505
Sankyo Co. Ltd.	8,000	340,027
Santen Pharmaceutical Co. Ltd.	12,000	281,043
Sanwa Holdings Corp.	40,000	210,262
Sapporo Hokuyo Holdings Inc.	80	818,840
Sapporo Holdings Ltd.(b)	24,000	180,075
SBI Holdings Inc.	1,920	601,223
Seiko Epson Corp.	12,000	280,522
Seino Holdings Co. Ltd.	40,000	341,068
Sekisui Chemical Co. Ltd.	120,000	816,065
Sekisui House Ltd.	120,000	1,526,998
77 Bank Ltd. (The)	80,000	539,186
Sharp Corp.	200,000	3,131,370
Shimachu Co. Ltd.	8,000	228,998
Shinko Securities Co. Ltd.	60,000	307,065

Shinsei Bank Ltd.	560,000	1,797,285
Shizuoka Bank Ltd. (The)	120,000	1,253,242
Showa Shell Sekiyu K.K.	33,700	394,338
Sojitz Corp.	132,000	596,539
Sompo Japan Insurance Inc.	160,000	1,865,290
Sumitomo Bakelite Co. Ltd.	40,000	243,223
Sumitomo Corp.	192,000	3,302,563
Sumitomo Rubber Industries Inc.	36,000	435,616
Suzuken Co. Ltd.	12,000	386,173
T&D Holdings Inc.	16,000	953,463
Taiheiyo Cement Corp.	160,000	499,631
Taisei Corp.	240,000	718,220
Taisho Pharmaceutical Co. Ltd.	40,000	768,530
Takara Holdings Inc.	40,000	233,855
Takeda Pharmaceutical Co. Ltd.	152,000	9,440,257
Takefuji Corp.	35,600	907,872
Teijin Ltd.	120,000	575,617
THK Co. Ltd.	4,000	87,609
Toda Corp.	40,000	208,527
Toho Co. Ltd.	4,000	79,455
Tohoku Electric Power Co. Inc.	72,000	1,517,630
Tokai Rika Co. Ltd.	14,300	418,016
Tokyo Electric Power Co. Inc. (The)	228,000	5,774,906
Tokyo Gas Co. Ltd.	400,000	1,772,997
Tokyo Steel Manufacturing Co. Ltd.	12,000	165,191
TonenGeneral Sekiyu K.K.	40,000	401,440
Toppan Printing Co. Ltd.	80,000	778,592
Tosoh Corp.	40,000	253,632
Toyo Seikan Kaisha Ltd.	28,000	503,968
Toyota Industries Corp.	40,000	1,700,134
Toyota Motor Corp.	496,000	28,266,644
West Japan Railway Co.	304	1,516,242
Yamaha Corp.	28,000	648,480
Yamaha Motor Co. Ltd.	28,000	791,777
Yamato Holdings Co. Ltd.	80,000	1,173,440

		258,639,773
NETHERLANDS—2.38%
Aegon NV	267,280	5,514,161
Corio NV	7,140	624,953
Corporate Express NV(b)	33,579	372,612
Hagemeyer NV	47,040	319,178
ING Groep NV	341,120	15,318,717
Koninklijke DSM NV	23,160	1,311,453
Koninklijke KPN NV	197,364	3,717,683
Oce NV	12,640	253,640
Unilever NV	93,760	3,037,143
Wereldhave NV	3,560	423,777

		30,893,317
NEW ZEALAND—0.13%
Fisher & Paykel Appliances Holdings Ltd.	100,840	272,239
Sky City Entertainment Group Ltd.	108,630	448,678
Telecom Corp. of New Zealand Ltd.	291,270	972,292

		1,693,209
NORWAY—0.95%
DnB NOR ASA	146,520	2,405,153
Frontline Ltd.	10,600	475,799
Marine Harvest ASA(a)	507,800	512,382
Orkla ASA	103,600	1,915,832
Prosafe SE	24,160	426,615
StatoilHydro ASA	158,014	5,322,478
Yara International ASA	32,569	1,255,012

		12,313,271
PORTUGAL—0.50%
Banco Comercial Portugues SA Class R(b)	452,326	2,185,705
Banco Espirito Santo SA	53,432	1,292,502
Brisa-Auto Estradas de Portugal SA	80,520	1,141,625
Portugal Telecom SGPS SA	126,720	1,695,822
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	17,848	242,465

		6,558,119

SINGAPORE—1.18%
Ascendas Real Estate Investment Trust(b)	240,000	429,060
CapitaCommercial Trust	200,000	371,355
CapitaLand Ltd.	40,000	222,261
CapitaMall Trust Management Ltd.	143,000	361,263
ComfortDelGro Corp. Ltd.	374,000	498,236
DBS Group Holdings Ltd.	200,000	3,092,321
Fraser and Neave Ltd.	120,000	496,980
Haw Par Corp. Ltd.	40,000	218,119
Jardine Cycle & Carriage Ltd.	40,000	579,810
Neptune Orient Lines Ltd.	120,000	422,433
Oversea-Chinese Banking Corp.(b)	440,000	2,794,133
Singapore Airlines Ltd.	80,800	1,093,135
Singapore Land Ltd.	40,000	267,817
Singapore Petroleum Co. Ltd.	120,000	679,206
Suntec REIT	200,000	249,870
United Overseas Bank Ltd.	240,000	3,561,691

		15,337,690
SPAIN—4.41%
Banco Bilbao Vizcaya Argentaria SA	292,960	7,362,099
Banco Popular Espanol SA(b)	106,720	1,860,486
Banco Santander SA	1,171,800	25,429,525
Cintra Concesiones de Infraestructuras de Transporte SA	51,360	896,119
Ebro Puleva SA	27,468	565,491
Gas Natural SDG SA	34,880	2,142,139
Gestevision Telecinco SA	36,640	1,052,227
Iberdrola SA	693,080	11,140,147
Iberia Lineas Aereas de Espana SA	24,880	125,983
Repsol YPF SA	162,880	6,421,371
Zeltia SA(b)	32,040	375,003

		57,370,590
SWEDEN—2.32%
Axfood AB	5,600	197,199
Billerud AB	14,840	178,469
Castellum AB	27,480	347,761
D. Carnegie & Co. AB	16,000	352,140
Electrolux AB Series B	45,520	878,398
Eniro AB	16,280	207,944
Fabege AB	22,080	262,068
Hoganas AB Class B(b)	2,800	67,127
Holmen AB Class B	23,880	938,517
Nordea Bank AB	374,242	6,683,418
SAS AB(a)	9,400	164,028
Scania AB Class B	32,082	875,042
Securitas AB Class B	38,360	483,940
Skandinaviska Enskilda Banken AB Class A	80,840	2,471,802
Skanska AB Class B	80,440	1,587,024
SKF AB	67,160	1,301,264
SSAB Svenskt Stal AB Class A	34,109	1,104,597
SSAB Svenskt Stal AB Class B	5,215	153,308
Svenska Cellulosa AB Class B	107,240	1,888,177
Svenska Handelsbanken AB Class A	93,000	3,077,534
TeliaSonera AB	273,480	2,687,035
Trelleborg AB Class B	13,440	341,224
Volvo AB Class B	196,092	3,814,810
Wihlborgs Fastigheter AB	3,920	75,490

		30,138,316
SWITZERLAND—6.77%
Ciba Specialty Chemicals AG Registered	19,880	987,096
Clariant AG Registered(a)	28,967	369,882
Compagnie Financiere Richemont AG Class A	81,680	5,824,470
Credit Suisse Group Registered	201,046	13,512,345
Givaudan SA Registered	1,240	1,217,480
Nestle SA Registered	72,640	33,498,192
PSP Swiss Property AG(a)	12,440	672,955
Rieter Holding AG	947	548,648
Swatch Group AG (The) Class B	3,263	1,041,638
Swiss Life Holding(a)	6,320	1,744,877
Swiss Reinsurance Co. Registered	65,520	6,144,708

Swisscom AG Registered	3,560	1,315,362
UBS AG Registered	246,880	13,195,476
Zurich Financial Services AG Registered	26,640	8,015,789

		88,088,918
UNITED KINGDOM—23.30%
Arriva PLC	23,109	402,286
Aviva PLC	483,720	7,591,685
Barclays PLC(c)	1,232,920	15,469,686
BBA Aviation PLC	65,000	325,754
Bellway PLC	49,360	1,102,284
Berkeley Group Holdings PLC (The)(a)	8,030	284,080
BP PLC	3,522,280	45,731,302
British Energy Group PLC	209,000	2,314,106
Cattles PLC	63,560	450,244
Compass Group PLC	148,520	1,067,507
Cookson Group PLC	21,720	375,850
Davis Service Group PLC (The)	17,600	198,894
De La Rue PLC	10,826	184,413
Diageo PLC	147,880	3,379,184
Electrocomponents PLC	70,320	365,198
Emap PLC	40,400	735,602
FKI PLC	111,440	214,716
Friends Provident PLC	386,320	1,476,640
GKN PLC	149,520	1,139,145
HBOS PLC	712,000	12,912,309
Home Retail Group PLC	157,120	1,423,074
HSBC Holdings PLC	2,153,480	42,543,286
IMI PLC	30,880	360,194
Imperial Chemical Industries PLC	104,996	1,437,368
International Personal Finance PLC	45,917	235,603
ITV PLC	801,624	1,650,266
Kelda Group PLC Deferred(d)	41,255	9
Kesa Electricals PLC	136,360	899,374
Land Securities Group PLC	79,720	2,722,568
Legal & General Group PLC	1,167,400	3,397,563
Lloyds TSB Group PLC	1,023,920	11,603,004
Meggitt PLC	99,362	704,373
National Express Group PLC	18,750	513,365
National Grid PLC	144,040	2,398,260
Old Mutual PLC	973,880	3,722,485
Pearson PLC	155,360	2,573,828
Persimmon PLC	82,440	1,796,483
Premier Farnell PLC	39,120	131,448
Provident Financial PLC	22,910	419,524
Rentokil Initial PLC	268,584	959,662
Resolution PLC	124,600	1,890,810
Rexam PLC	119,000	1,341,085
Royal Bank of Scotland Group PLC	1,882,201	20,195,100
Royal Dutch Shell PLC Class A	666,640	29,150,979
Royal Dutch Shell PLC Class B	500,160	21,767,205
Scottish & Newcastle PLC	145,280	2,363,074
Severn Trent PLC	39,440	1,187,995
Signet Group PLC	575,200	1,078,390
Stagecoach Group PLC	34,267	192,554
Stagecoach Group PLC Class C Deferred(d)	58,854	12
Standard Life PLC	98,600	582,732
Stolt-Nielsen SA	7,680	223,647
Tate & Lyle PLC	159,240	1,440,622
Thomas Cook Group PLC(a)	49,251	306,935
3i Group PLC	65,142	1,468,252
Tomkins PLC	179,840	828,437
Trinity Mirror PLC	61,280	511,428
TUI Travel PLC(a)	104,920	587,390
Tullett Prebon PLC	42,520	390,414
Unilever PLC	69,680	2,352,183
United Utilities PLC	144,080	2,183,427
Vodafone Group PLC	9,639,920	37,848,171

		303,103,464

TOTAL COMMON STOCKS
(Cost: $1,124,586,325)		1,286,411,910

Security	Shares	Value

PREFERRED STOCKS—0.67%

GERMANY—0.29%
Volkswagen AG	19,720	3,737,418

		3,737,418
ITALY—0.38%
Intesa Sanpaolo SpA RNC	117,560	889,518
Telecom Italia SpA RNC	1,362,760	3,517,286
Unipol Gruppo Finanziario SpA	173,680	620,641

		5,027,445

TOTAL PREFERRED STOCKS
(Cost: $6,134,999)		8,764,863

Security	Shares	Value

RIGHTS—0.00%

SWEDEN—0.00%
Eniro AB	15,873	4,567

		4,567

TOTAL RIGHTS
(Cost: $0)		4,567

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.54%

MONEY MARKET FUNDS—0.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(e)	188,392	188,392
BGI Cash Premier Fund LLC
5.17%(c)(e)(f)	6,779,064	6,779,064

		6,967,456

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,967,456)		6,967,456

TOTAL INVESTMENTS IN SECURITIES—100.12%
(Cost: $1,137,688,780)		1,302,148,796
Other Assets, Less Liabilities—(0.12)%		(1,537,494)

NET ASSETS—100.00%		$1,300,611,302

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.12%
Donnelley (R.H.) Corp.(a)	483	$26,493
Interpublic Group of Companies Inc. (The)(a)	3,177	32,882
Omnicom Group Inc.	2,134	108,791

		168,166
AEROSPACE & DEFENSE—1.51%
AAR Corp.(a)	286	9,166
Alliant Techsystems Inc.(a)	131	14,461
Boeing Co. (The)	4,521	445,725
CAE Inc.	1,638	22,097
Curtiss-Wright Corp.	381	21,446
DRS Technologies Inc.	331	19,013
EDO Corp.	96	5,568
Esterline Technologies Corp.(a)	264	14,462
GenCorp Inc.(a)	874	10,296
General Dynamics Corp.	2,117	192,562
Goodrich Corp.	771	53,708
L-3 Communications Holdings Inc.	770	84,423
Lockheed Martin Corp.	2,016	221,841
Moog Inc. Class A(a)	192	8,861
Northrop Grumman Corp.	1,942	162,390
Orbital Sciences Corp.(a)	455	11,616
Raytheon Co.	2,761	175,627
Rockwell Collins Inc.	1,091	81,618
Sequa Corp. Class A(a)	64	11,124
Spirit AeroSystems Holdings Inc. Class A(a)	340	11,805
Teledyne Technologies Inc.(a)	328	17,158
Triumph Group Inc.	192	15,287
United Industrial Corp.	134	10,830
United Technologies Corp.	5,790	443,456

		2,064,540
AGRICULTURE—1.45%
Altria Group Inc.	13,308	970,552
Archer-Daniels-Midland Co.	3,812	136,393
Bunge Ltd.	802	92,382
Carolina Group	731	62,705
Imperial Tobacco Group PLC ADR	2,117	215,172
Monsanto Co.	3,549	346,489
Reynolds American Inc.	1,091	70,293
Tejon Ranch Co.(a)	186	7,455
Universal Corp.	289	14,086
UST Inc.	1,058	56,413
Vector Group Ltd.(b)	392	8,577

		1,980,517
AIRLINES—0.23%
Air France-KLM ADR	1,447	55,232
AirTran Holdings Inc.(a)	1,165	12,128
AMR Corp.(a)	1,730	41,520
China Eastern Airlines Corp. Ltd. ADR(a)	149	16,301
China Southern Airlines Co. Ltd. SP ADR(a)	370	26,048
Continental Airlines Inc. Class B(a)	856	29,404
Delta Air Lines Inc.(a)	1,579	32,843
LAN Airlines SA SP ADR	1,284	21,366
Southwest Airlines Co.	5,163	73,366
TAM SA ADR	410	12,095

		320,303

APPAREL—0.35%
Carter’s Inc.(a)	606	13,380
Coach Inc.(a)	2,440	89,206
Gildan Activewear Inc.(a)	767	34,461
Guess? Inc.	128	6,578
Hanesbrands Inc.(a)	651	20,207
Hartmarx Corp.(a)	586	3,018
Kellwood Co.	913	15,128
Liz Claiborne Inc.	875	24,911
Nike Inc. Class B	2,311	153,127
Phillips-Van Heusen Corp.	395	18,881
Polo Ralph Lauren Corp.	353	24,286
Quiksilver Inc.(a)	1,092	14,742
VF Corp.	578	50,361
Wolverine World Wide Inc.	616	15,794

		484,080
AUTO MANUFACTURERS—1.84%
Daimler AG	6,355	700,003
Ford Motor Co.(a)	13,038	115,647
General Motors Corp.	3,242	127,054
Honda Motor Co. Ltd. SP ADR	11,550	432,316
Oshkosh Truck Corp.	548	29,702
Tata Motors Ltd. SP ADR	1,687	33,234
Toyota Motor Corp. SP ADR	9,515	1,088,897

		2,526,853
AUTO PARTS & EQUIPMENT—0.32%
American Axle & Manufacturing Holdings Inc.	478	13,126
ArvinMeritor Inc.	771	11,434
Autoliv Inc.	549	34,686
BorgWarner Inc.	385	40,698
Goodyear Tire & Rubber Co. (The)(a)	1,370	41,305
Johnson Controls Inc.	3,755	164,169
Magna International Inc. Class A	646	61,215
Modine Manufacturing Co.	230	5,350
Superior Industries International Inc.(b)	180	3,638
Tenneco Inc.(a)	387	11,846
TRW Automotive Holdings Corp.(a)	327	9,709
Visteon Corp.(a)	2,636	16,739
WABCO Holdings Inc.	384	19,515

		433,430
BANKS—10.59%
Allied Irish Banks PLC SP ADR	3,152	159,806
Banco Bilbao Vizcaya Argentaria SA SP ADR	22,538	568,859
Banco de Chile ADR	164	8,610
Banco Latinoamericano de Exportaciones SA	706	13,746
Banco Santander Chile SA ADR	227	12,029
Banco Santander SA SP ADR	41,666	904,569
BancorpSouth Inc.	777	18,850
Bank of America Corp.	29,382	1,418,563
Bank of Hawaii Corp.	353	18,765
Bank of Ireland SP ADR	1,692	125,546
Bank of Montreal	3,350	223,043
Bank of New York Mellon Corp. (The)	7,603	371,407
Bank of Nova Scotia	6,538	367,566
Barclays PLC SP ADR(c)	11,142	566,571
BB&T Corp.	3,668	135,606
Canadian Imperial Bank of Commerce	2,257	243,575
Chittenden Corp.	426	15,174
City National Corp.	289	19,536
Colonial BancGroup Inc. (The)	1,318	25,279
Comerica Inc.	1,059	49,434
Commerce Bancorp Inc.	1,317	53,668
Community Bank System Inc.	514	10,748
Credicorp Ltd.	224	16,650
Credit Suisse Group PLC SP ADR	6,915	468,146
Cullen/Frost Bankers Inc.	511	27,175
Deutsche Bank AG	3,304	441,943
Discover Financial Services LLC	3,177	61,316

F.N.B. Corp. (Pennsylvania)	321	5,335
First BanCorp (Puerto Rico)	572	5,028
HDFC Bank Ltd. ADR	541	75,199
HSBC Holdings PLC SP ADR	15,041	1,496,880
ICICI Bank Ltd. SP ADR	2,354	163,462
KeyCorp	2,697	76,730
Kookmin Bank SP ADR	2,344	191,481
Lloyds TSB Group PLC SP ADR	9,504	434,523
M&T Bank Corp.	509	50,635
Marshall & Ilsley Corp.	1,723	73,572
Mitsubishi UFJ Financial Group Inc. ADR	62,386	621,365
Mizuho Financial Group Inc. ADR	38,827	436,027
National Bank of Greece SA ADR	15,115	211,761
PNC Financial Services Group Inc. (The)	2,257	162,865
Regions Financial Corp.	5,193	140,834
Royal Bank of Canada	8,523	504,221
Royal Bank of Scotland Group PLC SP ADR(a)	54,100	591,854
Santander BanCorp	1,026	14,056
State Street Corp.	2,650	211,391
SunTrust Banks Inc.	2,328	169,013
Synovus Financial Corp.	2,084	54,934
TCF Financial Corp.	1,161	26,436
Toronto-Dominion Bank (The)	4,738	357,245
U.S. Bancorp	11,486	380,876
UnionBanCal Corp.	459	24,791
Valley National Bancorp	726	14,868
Wachovia Corp.	13,130	600,435
Webster Financial Corp.	508	18,410
Wells Fargo & Co.	20,814	707,884
Westpac Banking Corp. SP ADR	2,453	332,504
Wilmington Trust Corp.	506	18,403

		14,519,198
BEVERAGES—1.87%
Anheuser-Busch Companies Inc.	4,755	243,836
Brown-Forman Corp. Class B	385	28,482
Coca-Cola Co. (The)	13,575	838,392
Coca-Cola Enterprises Inc.	1,573	40,599
Coca-Cola FEMSA SAB de CV SP ADR	228	10,561
Coca-Cola Hellenic Bottling Co. SA ADR	774	48,251
Compania Cervecerias Unidas SA ADR	313	13,140
Constellation Brands Inc. Class A(a)	1,380	34,666
Cott Corp.(a)	1,023	7,335
Diageo PLC SP ADR	4,214	386,635
Embotelladora Andina SA Class A ADR	385	7,026
Embotelladora Andina SA Class B ADR	706	14,466
Molson Coors Brewing Co. Class B	1,041	59,576
Pepsi Bottling Group Inc.	966	41,615
PepsiAmericas Inc.	546	19,503
PepsiCo Inc.	10,268	756,957
Vina Concha y Toro SA SP ADR	261	13,554

		2,564,594
BIOTECHNOLOGY—0.23%
Celera Group(a)	1,027	16,750
Charles River Laboratories International Inc.(a)	546	31,668
Enzo Biochem Inc.(a)	704	8,525
Genentech Inc.(a)	3,007	222,909
Millipore Corp.(a)	350	27,178

		307,030
BUILDING MATERIALS—0.43%
American Standard Companies Inc.	1,156	43,084
Cemex SAB de CV SP ADR(a)	5,087	156,018
Comfort Systems USA Inc.	613	8,962
CRH PLC SP ADR	3,488	138,160
Eagle Materials Inc.	420	16,594
Florida Rock Industries Inc.	374	23,536
Goodman Global Inc.(a)	582	14,346
Lennox International Inc.	387	13,816
Martin Marietta Materials Inc.	321	41,521
Masco Corp.	3,147	75,780

NCI Building Systems Inc.(a)	305	11,950
Owens Corning(a)	1,122	25,929
Simpson Manufacturing Co. Inc.(b)	257	7,707
Texas Industries Inc.	228	16,658

		594,061
CHEMICALS—1.62%
Agrium Inc.	835	53,081
Air Products and Chemicals Inc.	1,268	124,074
Airgas Inc.	417	21,046
Albemarle Corp.	449	21,444
Arch Chemicals Inc.	160	7,299
Ashland Inc.	449	26,365
Cabot Corp.	417	14,599
Celanese Corp. Class A	652	27,358
Chemtura Corp.	2,082	19,404
Cytec Industries Inc.	224	14,943
Dow Chemical Co. (The)	6,248	281,410
Du Pont (E.I.) de Nemours and Co.	5,833	288,792
Eastman Chemical Co.	514	34,227
Ecolab Inc.	973	45,896
Ferro Corp.	257	5,325
FMC Corp.	449	25,818
Fuller (H.B.) Co.	385	11,331
Georgia Gulf Corp.	1,250	15,125
Grace (W.R.) & Co.(a)	607	17,967
Hercules Inc.	674	12,678
Huntsman Corp.	739	19,473
International Flavors & Fragrances Inc.	520	27,149
Lubrizol Corp.	461	31,293
Lyondell Chemical Co.	1,572	74,591
Minerals Technologies Inc.	50	3,511
Mosaic Co. (The)(a)	936	65,333
Nova Chemicals Corp.	578	20,848
Olin Corp.	449	10,228
OM Group Inc.(a)	241	12,768
PolyOne Corp.(a)	1,277	10,203
Potash Corp. of Saskatchewan	1,948	239,253
PPG Industries Inc.	1,040	77,730
Praxair Inc.	2,086	178,311
Rohm & Haas Co.	963	49,960
RPM International Inc.	771	16,523
Sensient Technologies Corp.	595	17,785
Sherwin-Williams Co. (The)	802	51,264
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	160	13,686
Sociedad Quimica y Minera de Chile SA SP ADR	102	19,584
Spartech Corp.	449	6,901
Syngenta AG ADR	3,216	155,880
Terra Industries Inc.(a)	407	15,014
Tronox Inc. Class B	1,117	9,193
Valspar Corp. (The)	717	17,947
Westlake Chemical Corp.	227	5,571

		2,218,181
COAL—0.21%
Alpha Natural Resources Inc.(a)	759	20,827
Arch Coal Inc.	1,002	41,082
CONSOL Energy Inc.	1,220	68,930
Foundation Coal Holdings Inc.	316	13,500
Massey Energy Co.	820	25,978
Peabody Energy Corp.	1,736	96,782
Yanzhou Coal Mining Co. Ltd. SP ADR	193	21,014

		288,113
COMMERCIAL SERVICES—1.01%
Aaron Rents Inc.	257	5,443
ABM Industries Inc.	257	6,045
Accenture Ltd.	3,792	148,078
Advance America Cash Advance Centers Inc.	820	7,839
Alliance Data Systems Corp.(a)	451	36,260
AMN Healthcare Services Inc.(a)	278	5,285

Arbitron Inc.	328	16,603
Avis Budget Group Inc.(a)	659	13,753
Block (H & R) Inc.	2,370	51,666
Bowne & Co. Inc.	414	7,195
Chemed Corp.	262	15,018
ChoicePoint Inc.(a)	578	22,727
Consolidated Graphics Inc.(a)	129	8,253
Convergys Corp.(a)	1,214	22,253
Corrections Corp. of America(a)	965	27,300
DeVry Inc.	550	30,080
Dollar Thrifty Automotive Group Inc.(a)	340	11,730
Donnelley (R.R.) & Sons Co.	1,413	56,930
Equifax Inc.	931	35,844
FTI Consulting Inc.(a)	289	15,693
Gartner Inc.(a)	546	11,957
GEO Group Inc. (The)(a)	547	17,302
HealthSpring Inc.(a)	650	13,650
Hertz Global Holdings Inc.(a)	965	20,921
Hewitt Associates Inc. Class A(a)	620	21,874
Interactive Data Corp.	224	7,199
Iron Mountain Inc.(a)	1,156	40,148
ITT Educational Services Inc.(a)	289	36,758
Jackson Hewitt Tax Service Inc.	199	6,219
Korn/Ferry International(a)	493	9,446
Labor Ready Inc.(a)	484	8,509
Landauer Inc.	64	3,153
Live Nation Inc.(a)	446	9,116
Manpower Inc.	578	43,200
MAXIMUS Inc.	228	10,926
McKesson Corp.	1,933	127,771
Midas Inc.(a)	226	3,609
Moody’s Corp.	1,546	67,591
MPS Group Inc.(a)	1,162	14,188
New Oriental Education & Technology Group Inc. ADR(a)	104	9,310
PHH Corp.(a)	352	7,871
Pre-Paid Legal Services Inc.(a)	97	5,781
Quanta Services Inc.(a)	1,189	39,237
Robert Half International Inc.	1,161	34,934
Rollins Inc.	256	7,775
SAIC Inc.(a)	612	12,063
Service Corp. International	1,990	28,795
Sotheby’s Holdings Inc. Class A	490	26,543
Spherion Corp.(a)	1,060	9,243
United Rentals Inc.(a)	669	22,873
Viad Corp.	160	5,670
Volt Information Sciences Inc.(a)	381	5,925
Watson Wyatt Worldwide Inc.	360	17,161
Weight Watchers International Inc.	289	14,808
Western Union Co.	5,314	117,121

		1,382,642
COMPUTERS—2.14%
Affiliated Computer Services Inc. Class A(a)	543	27,508
Ceridian Corp.(a)	995	35,760
CGI Group Inc.(a)	2,247	25,526
CIBER Inc.(a)	700	5,453
Computer Sciences Corp.(a)	1,131	66,039
Diebold Inc.	578	24,184
DST Systems Inc.(a)	410	34,731
Electronic Data Systems Corp.	3,432	74,097
EMC Corp.(a)	13,805	350,509
FactSet Research Systems Inc.	256	18,053
Hewlett-Packard Co.	16,878	872,255
International Business Machines Corp.	8,735	1,014,308
NCR Corp.(a)	1,284	35,426
Perot Systems Corp. Class A(a)	482	7,037
Quantum Corp.(a)	3,687	14,748
Seagate Technology	3,606	100,391
TDK Corp. SP ADR	867	71,293
Teradata Corp.(a)	1,284	36,633
Thomson Corp.	1,139	53,829
Tyler Technologies Inc.(a)	517	8,334

Unisys Corp.(a)	2,609	15,863
Western Digital Corp.(a)	1,672	43,338

		2,935,315
COSMETICS & PERSONAL CARE—1.28%
Avon Products Inc.	2,858	117,121
Colgate-Palmolive Co.	3,151	240,327
Estee Lauder Companies Inc. (The) Class A	603	26,472
Procter & Gamble Co. (The)	19,697	1,369,335

		1,753,255
DISTRIBUTION & WHOLESALE—0.13%
Corporate Express NV SP ADR	1,342	15,084
Genuine Parts Co.	1,055	51,769
Grainger (W.W.) Inc.	546	49,096
Ingram Micro Inc. Class A(a)	1,055	22,408
Owens & Minor Inc.	257	10,419
Watsco Inc.	247	10,285
WESCO International Inc.(a)	383	17,867

		176,928
DIVERSIFIED FINANCIAL SERVICES—5.66%
Affiliated Managers Group Inc.(a)	224	29,467
American Express Co.	6,975	425,126
Ameriprise Financial Inc.	1,447	91,132
Bear Stearns Companies Inc. (The)	719	81,678
BlackRock Inc.	131	27,110
Capital One Financial Corp.	2,831	185,685
Citigroup Inc.	32,213	1,349,725
CME Group Inc.	299	199,209
Doral Financial Corp.(a)(b)	617	13,117
Eaton Vance Corp.	1,001	50,080
Federal Home Loan Mortgage Corp.	4,492	234,617
Federal National Mortgage Association	6,299	359,295
Federated Investors Inc. Class B	642	27,606
Financial Federal Corp.	350	9,457
First Marblehead Corp. (The)	537	20,852
Franklin Resources Inc.	1,112	144,204
Friedman, Billings, Ramsey Group Inc. Class A	3,435	14,771
GAMCO Investors Inc. Class A	133	8,234
Goldman Sachs Group Inc. (The)	2,382	590,545
IntercontinentalExchange Inc.(a)	424	75,557
International Securities Exchange Holdings Inc.	137	9,186
INVESCO PLC SP ADR	3,023	92,685
Investment Technology Group Inc.(a)	451	18,897
Janus Capital Group Inc.	1,406	48,521
Jefferies Group Inc.	976	26,088
JPMorgan Chase & Co.	22,289	1,047,583
Lazard Ltd. Class A	516	25,903
Legg Mason Inc.	890	73,817
Lehman Brothers Holdings Inc.	3,477	220,233
Merrill Lynch & Co. Inc.	5,174	341,587
Morgan Stanley	6,210	417,685
National Financial Partners Corp.	324	17,713
Nomura Holdings Inc. ADR	12,520	223,232
Nuveen Investments Inc. Class A	483	31,298
NYMEX Holdings Inc.	261	33,544
NYSE Euronext Inc.	1,095	102,788
Petrobras Energia Participaciones SA SP ADR	1,227	14,663
Raymond James Financial Inc.	578	21,531
Ritchie Bros. Auctioneers Inc.	252	18,857
Shinhan Financial Group Co. Ltd. ADR	1,189	155,723
SLM Corp.	2,888	136,198
Student Loan Corp. (The)	32	5,315
SWS Group Inc.	327	6,210
UBS AG Registered	12,585	675,689
Waddell & Reed Financial Inc. Class A	921	30,596
Woori Finance Holdings Co. Ltd. ADR	352	23,214

		7,756,223

ELECTRIC—3.09%
AES Corp. (The)(a)	4,277	91,571
Allegheny Energy Inc.(a)	1,054	63,936
ALLETE Inc.	268	11,709
Alliant Energy Corp.	696	27,840
Ameren Corp.	1,249	67,521
American Electric Power Co. Inc.	2,457	118,452
Aquila Inc.(a)	3,396	14,195
Avista Corp.	511	11,268
Black Hills Corp.	256	11,372
CenterPoint Energy Inc.	1,798	30,134
Central Vermont Public Service Corp.	236	7,500
CH Energy Group Inc.	320	14,957
Cleco Corp.	513	13,518
CMS Energy Corp.	1,541	26,151
Consolidated Edison Inc.	1,632	76,851
Constellation Energy Group Inc.	1,188	112,504
Dominion Resources Inc.	1,675	153,480
DPL Inc.	703	20,415
DTE Energy Co.	1,017	50,443
Duke Energy Corp.	8,026	153,858
Dynegy Inc. Class A(a)	3,403	31,342
Edison International	1,967	114,381
El Paso Electric Co.(a)	254	6,185
Empire District Electric Co. (The)	669	16,089
Empresa Nacional de Electricidad SA SP ADR	769	36,005
Endesa SA SP ADR	444	22,981
Enel SpA SP ADR	5,295	318,230
Energy East Corp.	963	26,848
Enersis SA SP ADR	1,992	39,481
Entergy Corp.	1,202	144,084
Exelon Corp.	4,239	350,904
FirstEnergy Corp.	1,861	129,712
FPL Group Inc.	2,387	163,319
Great Plains Energy Inc.	707	21,097
Hawaiian Electric Industries Inc.	514	11,925
Huaneng Power International Inc. SP ADR	668	32,097
IDACORP Inc.	387	13,502
Integrys Energy Group Inc.	424	22,815
Korea Electric Power Corp. SP ADR	3,309	73,625
MDU Resources Group Inc.	1,059	29,821
Mirant Corp.(a)	1,500	63,540
National Grid PLC SP ADR	3,565	292,330
Northeast Utilities	1,251	38,568
NRG Energy Inc.(a)	1,498	68,399
NSTAR	543	19,092
OGE Energy Corp.	709	27,155
Pepco Holdings Inc.	1,382	39,373
PG&E Corp.	2,170	106,178
Pinnacle West Capital Corp.	610	24,644
PNM Resources Inc.	385	9,629
PPL Corp.	2,569	132,817
Progress Energy Inc.	1,531	73,488
Public Service Enterprise Group Inc.	1,610	153,916
Puget Energy Inc.	776	21,922
Reliant Energy Inc.(a)	2,539	69,873
SCANA Corp.	570	23,136
Sierra Pacific Resources Corp.	1,482	25,001
Southern Co. (The)	4,663	170,946
TECO Energy Inc.	1,252	21,071
TransAlta Corp.	1,482	53,233
UIL Holdings Corp.	445	15,655
UniSource Energy Corp.	198	6,281
Westar Energy Inc.	646	17,197
Wisconsin Energy Corp.	515	24,658
Xcel Energy Inc.	2,633	59,374

		4,239,594
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
AMETEK Inc.	674	31,678
Belden Inc.	321	18,705

C&D Technologies Inc.(a)	2,017	9,722
Emerson Electric Co.	5,015	262,134
Energizer Holdings Inc.(a)	379	39,530
General Cable Corp.(a)	432	31,100
GrafTech International Ltd.(a)	648	12,247
Hitachi Ltd. SP ADR	2,062	136,834
Hubbell Inc. Class B	321	17,655

		559,605
ELECTRONICS—1.00%
Agilent Technologies Inc.(a)	2,668	98,316
Amphenol Corp. Class A	1,027	45,465
Applied Biosystems Group	1,380	51,253
Arrow Electronics Inc.(a)	739	29,545
AU Optronics Corp. SP ADR	4,454	96,785
Avnet Inc.(a)	972	40,552
AVX Corp.	510	7,880
Benchmark Electronics Inc.(a)	733	15,034
Brady Corp. Class A	480	17,712
Celestica Inc.(a)	3,017	20,485
Checkpoint Systems Inc.(a)	227	6,867
CTS Corp.	384	4,742
Epcos AG SP ADR	671	13,541
KEMET Corp.(a)	1,063	7,515
Koninklijke Philips Electronics NV NYS	7,073	292,398
Kyocera Corp. SP ADR	1,154	98,644
LG.Philips LCD Co. Ltd. ADR(a)	1,391	37,627
Mettler-Toledo International Inc.(a)	289	30,735
Park Electrochemical Corp.	222	6,953
PerkinElmer Inc.	771	21,218
Technitrol Inc.	361	10,617
Tektronix Inc.	546	20,666
Thermo Fisher Scientific Inc.(a)	2,768	162,786
Thomas & Betts Corp.(a)	385	21,564
Tyco Electronics Ltd.	3,332	118,852
Vishay Intertechnology Inc.(a)	1,651	20,786
Waters Corp.(a)	724	55,734
Watts Water Technologies Inc. Class A	360	10,235

		1,364,507
ENERGY - ALTERNATE SOURCES—0.07%
Aventine Renewable Energy Holdings Inc.(a)	1,501	15,745
Headwaters Inc.(a)(b)	1,268	18,196
LDK Solar Co. Ltd. SP ADR(a)(b)	154	6,100
Suntech Power Holdings Co. Ltd. ADR(a)	744	43,814
VeraSun Energy Corp.(a)(b)	810	10,984

		94,839
ENGINEERING & CONSTRUCTION—0.70%
ABB Ltd. SP ADR	14,676	443,509
AECOM Technology Corp.(a)	491	16,581
Chicago Bridge & Iron Co. NV NYS	642	32,100
Dycom Industries Inc.(a)	476	13,447
EMCOR Group Inc.(a)	511	17,594
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	946	26,469
Fluor Corp.	578	91,324
Granite Construction Inc.	293	12,546
Grupo Aeroportuario del Sureste SA de CV ADR	200	11,928
Jacobs Engineering Group Inc.(a)	831	72,422
KBR Inc.(a)	1,311	56,216
McDermott International Inc.(a)	1,550	94,643
Shaw Group Inc. (The)(a)	511	38,121
URS Corp.(a)	445	27,505

		954,405
ENTERTAINMENT—0.12%
DreamWorks Animation SKG Inc. Class A(a)	289	9,410
International Game Technology Inc.	2,197	95,811
Pinnacle Entertainment Inc.(a)	352	10,278
Regal Entertainment Group Class A	257	5,800
Speedway Motorsports Inc.	194	7,042

Vail Resorts Inc.(a)	256	15,537
Warner Music Group Corp.	1,737	17,683

		161,561
ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.(a)	1,871	23,649
Mine Safety Appliances Co.	223	10,211
Nalco Holding Co.	814	20,236
Republic Services Inc.	1,200	41,028
Waste Connections Inc.(a)	490	16,567
Waste Management Inc.	3,250	118,268

		229,959
FOOD—1.79%
Cadbury Schweppes PLC SP ADR	3,501	186,393
Campbell Soup Co.	1,556	57,541
ConAgra Foods Inc.	3,256	77,265
Corn Products International Inc.	449	19,100
Del Monte Foods Co.	1,316	13,607
Distribucion y Servicio D&S SA ADR	336	12,234
Flowers Foods Inc.	671	14,722
General Mills Inc.	1,980	114,305
Gruma SAB de CV SP ADR	224	3,223
Heinz (H.J.) Co.	1,983	92,765
Hershey Co. (The)	1,005	43,326
Hormel Foods Corp.	482	17,583
Kellogg Co.	1,324	69,894
Kraft Foods Inc.	10,155	339,279
Kroger Co. (The)	4,183	122,938
McCormick & Co. Inc. NVS	803	28,129
Pilgrim’s Pride Corp.	316	9,385
Ralcorp Holdings Inc.(a)	192	10,810
Ruddick Corp.	257	8,738
Safeway Inc.	2,734	92,956
Sara Lee Corp.	4,678	77,374
Smithfield Foods Inc.(a)	803	23,022
Smucker (J.M.) Co. (The)	478	25,540
SUPERVALU Inc.	1,284	49,755
Sysco Corp.	4,088	140,178
Tootsie Roll Industries Inc.	164	4,226
TreeHouse Foods Inc.(a)	449	12,527
Tyson Foods Inc. Class A	1,817	28,709
Unilever NV NYS	11,081	359,689
Unilever PLC SP ADR	8,521	288,521
Weis Markets Inc.	64	2,809
Wimm-Bill-Dann Foods OJSC ADR	179	21,435
Wrigley (Wm.) Jr. Co.	1,472	90,778

		2,458,756
FOREST PRODUCTS & PAPER—0.47%
AbitibiBowater Inc.	683	23,391
Buckeye Technologies Inc.(a)	224	4,014
Deltic Timber Corp.	224	12,526
Domtar Corp.(a)	2,816	24,161
Glatfelter (P.H.) Co.	619	9,947
International Paper Co.	2,654	98,092
MeadWestvaco Corp.	1,268	42,656
Neenah Paper Inc.	96	3,264
Plum Creek Timber Co. Inc.	1,220	54,497
Potlatch Corp.	444	21,161
Rayonier Inc.	482	23,276
Rock-Tenn Co. Class A	160	4,666
Sappi Ltd. SP ADR	1,380	21,086
Schweitzer-Mauduit International Inc.	96	2,690
Stora Enso OYJ SP ADR	3,917	72,112
Temple-Inland Inc.	707	37,945
UPM-Kymmene OYJ SP ADR	3,468	77,822
Weyerhaeuser Co.	1,451	110,145

		643,451
GAS—0.24%
AGL Resources Inc.	385	15,219

Atmos Energy Corp.	484	13,576
Energen Corp.	449	28,736
Laclede Group Inc. (The)	221	7,689
New Jersey Resources Corp.	245	12,066
Nicor Inc.	192	8,308
NiSource Inc.	1,734	35,460
Northwest Natural Gas Co.	275	13,247
Piedmont Natural Gas Co.	449	11,463
Sempra Energy	1,414	86,975
South Jersey Industries Inc.	511	19,193
Southern Union Co.	709	22,334
Southwest Gas Corp.	385	11,458
UGI Corp.	642	17,090
Vectren Corp.	514	14,413
WGL Holdings Inc.	321	10,888

		328,115
HAND & MACHINE TOOLS—0.09%
Baldor Electric Co.	192	7,741
Black & Decker Corp. (The)	454	40,819
Kennametal Inc.	224	20,431
Regal Beloit Corp.	219	10,740
Snap-On Inc.	353	17,618
Stanley Works (The)	546	31,422

		128,771
HEALTH CARE - PRODUCTS—2.23%
Alcon Inc.	540	82,193
Bard (C.R.) Inc.	707	59,112
Baxter International Inc.	4,177	250,662
Beckman Coulter Inc.	417	29,532
Becton, Dickinson and Co.	1,476	123,187
Boston Scientific Corp.(a)	9,110	126,356
Cantel Medical Corp.(a)	124	2,222
Cooper Companies Inc. (The)	349	14,658
Covidien Ltd.	3,332	138,611
DJO Inc.(a)	128	6,394
Edwards Lifesciences Corp.(a)	385	19,335
Fresenius Medical Care AG & Co. KGaA	1,225	64,741
Haemonetics Corp.(a)	160	8,222
Hillenbrand Industries Inc.	410	22,640
Invacare Corp.	360	9,742
Johnson & Johnson	18,366	1,196,912
Kinetic Concepts Inc.(a)	424	25,482
Luxottica Group SpA SP ADR	1,014	35,896
Medtronic Inc.	7,264	344,604
Mindray Medical International Ltd. ADR	204	8,111
Oakley Inc.(a)	160	4,680
ResMed Inc.(a)	596	24,692
Smith & Nephew PLC SP ADR	1,359	92,099
St. Jude Medical Inc.(a)	2,266	92,294
Steris Corp.	449	13,039
Stryker Corp.	1,861	132,131
Symmetry Medical Inc.(a)	373	6,397
West Pharmaceutical Services Inc.	348	14,386
Zimmer Holdings Inc.(a)	1,555	108,057

		3,056,387
HEALTH CARE - SERVICES—1.06%
Aetna Inc.	3,338	187,495
Assisted Living Concepts Inc.(a)	480	4,224
Centene Corp.(a)	379	8,842
Community Health Systems Inc.(a)	820	27,003
Covance Inc.(a)	363	29,948
Coventry Health Care Inc.(a)	1,076	64,894
DaVita Inc.(a)	681	44,394
Health Management Associates Inc. Class A	2,786	18,415
Health Net Inc.(a)	739	39,618
HealthSouth Corp.(a)	634	12,712
Humana Inc.(a)	1,059	79,372
Laboratory Corp. of America Holdings(a)	668	45,925
Manor Care Inc.	461	30,693

MDS Inc.	1,059	23,817
Molina Healthcare Inc.(a)	96	3,659
Pediatrix Medical Group Inc.(a)	446	29,213
Quest Diagnostics Inc.	919	48,872
Sierra Health Services Inc.(a)	317	13,409
Sunrise Senior Living Inc.(a)	439	16,243
UnitedHealth Group Inc.	8,350	410,403
Universal Health Services Inc. Class B	442	21,548
WellPoint Inc.(a)	3,725	295,132

		1,455,831
HOLDING COMPANIES - DIVERSIFIED—0.74%
Berkshire Hathaway Inc. Class B(a)	208	918,112
Leucadia National Corp.	1,027	52,028
Tomkins PLC SP ADR	1,597	30,056
Walter Industries Inc.	598	18,323

		1,018,519
HOME BUILDERS—0.05%
Champion Enterprises Inc.(a)	1,383	16,402
Fleetwood Enterprises Inc.(a)	850	7,650
Levitt Corp. Class A	1,202	2,320
Monaco Coach Corp.	577	6,693
Thor Industries Inc.	391	18,768
Winnebago Industries Inc.(b)	382	9,848

		61,681
HOME FURNISHINGS—0.53%
Furniture Brands International Inc.	1,573	18,955
Harman International Industries Inc.	449	37,806
Matsushita Electric Industrial Co. Ltd. SP ADR	14,118	270,360
Sony Corp. SP ADR	6,462	319,611
Thomson SA SP ADR	2,193	38,465
Whirlpool Corp.	568	44,974

		730,171
HOUSEHOLD PRODUCTS & WARES—0.32%
ACCO Brands Corp.(a)	578	12,392
American Greetings Corp. Class A	417	10,984
Avery Dennison Corp.	552	31,961
Blyth Inc.	224	4,276
Church & Dwight Co. Inc.	363	17,174
Clorox Co. (The)	759	47,491
Ennis Inc.	321	6,561
Fortune Brands Inc.	903	75,644
Jarden Corp.(a)	586	20,815
Kimberly-Clark Corp.	2,503	177,438
Scotts Miracle-Gro Co. (The) Class A	257	11,794
Tupperware Brands Corp.	516	18,628

		435,158
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	1,830	53,363
Toro Co. (The)	321	17,867

		71,230
INSURANCE—5.60%
ACE Ltd.	2,017	122,250
Aegon NV ADR	9,873	203,976
Aflac Inc.	3,126	196,250
Alleghany Corp.(a)	39	15,328
Allianz SE ADR	29,166	659,152
Allstate Corp. (The)	3,713	194,561
Ambac Financial Group Inc.	808	29,759
American Financial Group Inc.	576	17,222
American International Group Inc.	14,308	903,121
Aon Corp.	1,830	82,936
Aspen Insurance Holdings Ltd.	650	17,784
Assurant Inc.	679	39,681
Assured Guaranty Ltd.	482	11,120
AXA SP ADR	11,749	525,533
Axis Capital Holdings Ltd.	803	31,911

Berkley (W.R.) Corp.	1,285	38,666
China Life Insurance Co. Ltd. ADR	3,093	314,589
Chubb Corp.	2,636	140,631
CIGNA Corp.	1,863	97,789
CNA Financial Corp.	347	13,752
Commerce Group Inc.	609	22,222
Conseco Inc.(a)	1,530	24,159
Delphi Financial Group Inc. Class A	321	12,439
Endurance Specialty Holdings Ltd.	386	15,135
Everest Re Group Ltd.	353	37,609
Fairfax Financial Holdings Ltd.	150	41,250
FBL Financial Group Inc. Class A	227	9,189
Fidelity National Financial Inc.	2,014	30,995
First American Corp.	583	17,548
Gallagher (Arthur J.) & Co.	610	16,232
Genworth Financial Inc. Class A	2,788	76,112
Hanover Insurance Group Inc. (The)	515	23,726
Hartford Financial Services Group Inc. (The)	2,026	196,583
HCC Insurance Holdings Inc.	679	20,295
Hilb Rogal & Hobbs Co.	331	14,587
Horace Mann Educators Corp.	289	5,979
ING Groep NV SP ADR	14,210	639,308
Kingsway Financial Services Inc.	385	8,012
KMG America Corp.(a)	1,233	7,484
Lincoln National Corp.	1,837	114,574
Loews Corp.	2,977	146,141
Manulife Financial Corp.	9,953	461,720
Markel Corp.(a)	76	41,285
Marsh & McLennan Companies Inc.	3,764	97,450
MBIA Inc.	933	40,156
Mercury General Corp.	191	9,800
MetLife Inc.	2,939	202,350
Montpelier Re Holdings Ltd.	1,007	18,025
Nationwide Financial Services Inc. Class A	385	20,655
Old Republic International Corp.	1,409	21,600
PartnerRe Ltd.	353	29,387
Phoenix Companies Inc. (The)	610	8,406
Platinum Underwriters Holdings Ltd.	618	22,248
Primus Guaranty Ltd.(a)(b)	683	6,256
Principal Financial Group Inc.	1,771	119,844
ProAssurance Corp.(a)	254	14,006
Protective Life Corp.	417	17,877
Prudential Financial Inc.	2,964	286,678
Prudential PLC ADR	8,164	267,942
Reinsurance Group of America Inc.	189	10,798
RenaissanceRe Holdings Ltd.	489	28,528
RLI Corp.	128	7,446
Safeco Corp.	596	34,508
Security Capital Assurance Ltd.	204	2,676
StanCorp Financial Group Inc.	385	21,225
Stewart Information Services Corp.	266	7,714
Sun Life Financial Services of Canada Inc.	3,783	220,171
Torchmark Corp.	503	32,775
Transatlantic Holdings Inc.	258	19,229
Travelers Companies Inc. (The)	4,424	230,977
Unitrin Inc.	289	13,384
Unum Group	2,494	58,210
White Mountains Insurance Group Ltd.	63	33,869
Willis Group Holdings Ltd.	833	35,261
XL Capital Ltd. Class A	1,224	88,067
Zenith National Insurance Corp.	330	13,259

		7,679,372
INTERNET—0.03%
McAfee Inc.(a)	1,059	43,790

		43,790
IRON & STEEL—0.91%
AK Steel Holding Corp.(a)	852	42,711
Allegheny Technologies Inc.	643	65,695
ArcelorMittal Class A NYS	5,161	412,622
Carpenter Technology Corp.	192	27,823

Cleveland-Cliffs Inc.	321	30,704
Companhia Siderurgica Nacional SA SP ADR	851	67,995
Nucor Corp.	1,800	111,636
POSCO ADR	1,960	360,150
Reliance Steel & Aluminum Co.	508	29,642
United States Steel Corp.	834	89,989

		1,238,967
LEISURE TIME—0.21%
Carnival Corp.	2,758	132,329
Harley-Davidson Inc.	1,725	88,838
Polaris Industries Inc.(b)	289	14,213
Royal Caribbean Cruises Ltd.	835	35,805
WMS Industries Inc.(a)	526	18,236

		289,421
LODGING—0.45%
Boyd Gaming Corp.	351	14,679
Choice Hotels International Inc.	257	9,956
Gaylord Entertainment Co.(a)	353	19,231
Harrah’s Entertainment Inc.	1,154	101,841
InterContinental Hotels Group PLC SP ADR	2,108	49,201
Las Vegas Sands Corp.(a)	715	95,152
Marcus Corp.	128	2,463
Marriott International Inc. Class A	2,168	89,126
MGM MIRAGE(a)	835	76,494
Orient-Express Hotels Ltd.	320	20,736
Starwood Hotels & Resorts Worldwide Inc.	1,382	78,581
Station Casinos Inc.	149	13,380
Wyndham Worldwide Corp.	1,217	39,954

		610,794
MACHINERY—0.74%
AGCO Corp.(a)	514	30,676
Albany International Corp. Class A	275	10,313
Applied Industrial Technologies Inc.	289	10,245
Briggs & Stratton Corp.	414	9,319
Cascade Corp.	128	8,061
Caterpillar Inc.	4,116	307,095
CNH Global NV	128	8,394
Cummins Inc.	614	73,655
Deere & Co.	1,461	226,309
Flowserve Corp.	353	27,873
Gardner Denver Inc.(a)	387	13,982
Graco Inc.	482	18,972
IDEX Corp.	429	15,195
Kadant Inc.(a)	96	3,117
Kubota Corp. SP ADR	1,638	68,960
Manitowoc Co. Inc. (The)	893	43,989
NACCO Industries Inc.	79	8,184
Rockwell Automation Inc.	892	61,441
Terex Corp.(a)	642	47,649
Wabtec Corp.	452	16,964

		1,010,393
MANUFACTURING—4.11%
Acuity Brands Inc.	289	13,814
Ameron International Corp.	159	17,151
AptarGroup Inc.	449	20,070
Barnes Group Inc.	257	9,440
Blount International Inc.(a)	653	7,986
Brink's Co. (The)	353	22,115
Carlisle Companies Inc.	385	15,188
CLARCOR Inc.	321	11,704
Cooper Industries Ltd.	1,218	63,811
Crane Co.	385	18,264
Danaher Corp.	1,532	131,246
Donaldson Co. Inc.	514	22,030
Dover Corp.	1,314	60,444
Eastman Kodak Co.	2,114	60,587
Eaton Corp.	995	92,117
EnPro Industries Inc.(a)	128	5,249

Federal Signal Corp.	482	6,454
General Electric Co.	65,823	2,709,275
Harsco Corp.	514	31,159
Hexcel Corp.(a)	768	19,223
Honeywell International Inc.	4,438	268,100
Illinois Tool Works Inc.	3,052	174,758
Ingersoll-Rand Co. Ltd. Class A	1,866	93,953
ITT Industries Inc.	1,220	81,642
Leggett & Platt Inc.	1,879	36,509
Myers Industries Inc.	192	4,068
Pall Corp.	835	33,458
Parker Hannifin Corp.	1,204	96,766
Pentair Inc.	642	22,720
Roper Industries Inc.	707	50,063
Siemens AG SP ADR	5,479	747,171
Smith (A.O.) Corp.	128	4,786
SPX Corp.	395	40,014
Teleflex Inc.	224	16,399
Textron Inc.	1,541	106,653
3M Co.	4,166	359,776
Tredegar Corp.	160	2,787
Trinity Industries Inc.	652	23,563
Tyco International Ltd.	3,184	131,085

		5,631,598
MEDIA—2.05%
Belo Corp.	642	11,877
British Sky Broadcasting Group PLC SP ADR	1,765	100,040
Cablevision Systems Corp.(a)	1,535	45,022
CBS Corp. Class B	4,009	115,058
Citadel Broadcasting Corp.	4,406	19,386
Clear Channel Communications Inc.	2,809	106,096
Corus Entertainment Inc. Class B	257	13,582
DIRECTV Group Inc. (The)(a)	4,812	127,422
Dow Jones & Co. Inc.	363	21,711
Entravision Communications Corp.(a)	676	6,152
Grupo Televisa SA SP ADR	2,850	70,823
Hearst-Argyle Television Inc.	192	4,282
Idearc Inc.	961	25,928
McGraw-Hill Companies Inc. (The)	2,372	118,695
Media General Inc. Class A	401	11,220
Meredith Corp.	257	15,998
News Corp. Class A	12,203	264,439
News Corp. Class B	3,295	75,554
Pearson PLC SP ADR	5,298	89,165
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA ADR	1,057	14,534
Reed Elsevier NV SP ADR	2,183	85,006
Reed Elsevier PLC SP ADR	2,119	111,608
Rogers Communications Inc. Class B	3,208	163,480
Scripps (E.W.) Co. Class A	514	23,135
Shaw Communications Inc. Class B	2,633	73,513
Sun-Times Media Group Inc. Class A(a)	3,300	7,293
Time Warner Cable Inc. Class A(a)	613	17,526
Time Warner Inc.	23,993	438,112
Tribune Co.	836	25,297
Viacom Inc. Class B(a)	3,696	152,608
Walt Disney Co. (The)	11,491	397,933
Washington Post Co. (The) Class B	42	35,658
Wiley (John) & Sons Inc. Class A	392	17,240

		2,805,393
METAL FABRICATE & HARDWARE—0.18%
CIRCOR International Inc.	96	4,822
Commercial Metals Co.	834	26,171
Kaydon Corp.	265	14,254
Mueller Industries Inc.	224	8,055
Mueller Water Products Inc. Class A(b)	848	9,964
Precision Castparts Corp.	910	136,327
Quanex Corp.	327	13,469
Timken Co. (The)	449	14,934
Valmont Industries Inc.	128	12,252

Worthington Industries Inc.	449	11,225

		251,473
MINING—3.34%
Agnico-Eagle Mines Ltd.	1,280	72,819
Alcan Inc.	2,261	228,180
Alcoa Inc.	5,773	228,553
Alumina Ltd. SP ADR	1,926	48,381
Aluminum Corp. of China Ltd. ADR(b)	762	55,809
AMCOL International Corp.	160	6,454
Barrick Gold Corp.	6,733	297,127
BHP Billiton Ltd. SP ADR	10,786	941,186
BHP Billiton PLC ADR	7,507	583,594
Cameco Corp.	2,311	113,355
Coeur d’Alene Mines Corp.(a)(b)	6,765	26,722
Companhia Vale do Rio Doce ADR	7,940	299,179
Compania de Minas Buenaventura SA ADR	803	46,100
Compass Minerals International Inc.	286	10,556
Freeport-McMoRan Copper & Gold Inc.	2,525	297,142
Goldcorp Inc.	5,822	204,527
Hecla Mining Co.(a)	2,597	24,983
IAMGOLD Corp.	4,252	37,290
Kinross Gold Corp.(a)	5,470	107,650
Meridian Gold Inc.(a)	1,599	65,495
Rio Tinto PLC SP ADR	1,600	600,000
RTI International Metals Inc.(a)	186	14,541
Southern Copper Corp.(b)	511	71,387
Stillwater Mining Co.(a)	561	6,244
Teck Cominco Ltd. Class B	2,280	114,000
Titanium Metals Corp.(a)(b)	702	24,710
Vulcan Materials Co.	638	54,555

		4,580,539
OFFICE & BUSINESS EQUIPMENT—0.41%
Canon Inc. SP ADR	7,776	393,232
IKON Office Solutions Inc.	963	12,712
Pitney Bowes Inc.	1,431	57,297
Xerox Corp.(a)	5,970	104,117

		567,358
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	289	5,164

		5,164
OIL & GAS—12.60%
Anadarko Petroleum Corp.	2,862	168,915
Apache Corp.	1,975	205,025
Atwood Oceanics Inc.(a)	248	20,892
Berry Petroleum Co. Class A	425	20,706
BP PLC SP ADR	20,108	1,568,223
Cabot Oil & Gas Corp.	704	27,942
Canadian Natural Resources Ltd.	3,490	290,368
Chesapeake Energy Corp.	2,828	111,649
Chevron Corp.	13,572	1,241,974
China Petroleum & Chemical Corp. ADR(b)	1,159	192,290
Cimarex Energy Co.	677	27,425
CNOOC Ltd. ADR	982	212,593
Comstock Resources Inc.(a)	224	8,187
ConocoPhillips	9,685	822,838
Denbury Resources Inc.(a)	707	40,016
Devon Energy Corp.	2,592	242,093
Diamond Offshore Drilling Inc.	417	47,217
EnCana Corp.	4,722	329,123
Encore Acquisition Co.(a)	556	20,405
ENI - Ente Nazionale Idrocarburi SpA SP ADR	7,787	569,074
ENSCO International Inc.	995	55,213
EOG Resources Inc.	1,475	130,685
Exxon Mobil Corp.	35,245	3,242,187
Forest Oil Corp.(a)	547	26,579
Frontier Oil Corp.	773	35,396
GlobalSantaFe Corp.	1,564	126,731
Helmerich & Payne Inc.	833	26,339

Hess Corp.	1,851	132,550
Marathon Oil Corp.	4,518	267,149
Mariner Energy Inc.(a)	883	22,075
Murphy Oil Corp.	1,156	85,116
Nabors Industries Ltd.(a)	1,762	49,477
Newfield Exploration Co.(a)	785	42,264
Nexen Inc.	2,980	100,754
Noble Corp.	1,796	95,098
Noble Energy Inc.	1,061	81,209
Occidental Petroleum Corp.	5,364	370,384
Parker Drilling Co.(a)	1,601	13,512
Penn Virginia Corp.	337	16,311
Penn West Energy Trust	764	24,372
Petro-Canada	3,152	181,650
PetroChina Co. Ltd. ADR	1,264	331,926
Petrohawk Energy Corp.(a)	784	14,504
Petroleo Brasileiro SA ADR	3,703	354,118
Pioneer Natural Resources Co.	839	42,806
Plains Exploration & Production Co.(a)	546	27,819
Pogo Producing Co.	242	14,414
Pride International Inc.(a)	993	36,642
Quicksilver Resources Inc.(a)	455	25,935
Range Resources Corp.	1,081	48,569
Repsol YPF SA SP ADR	4,899	193,217
Rowan Companies Inc.	857	33,406
Royal Dutch Shell PLC Class A ADR	11,538	1,009,690
Royal Dutch Shell PLC Class B ADR	8,752	763,612
Sasol Ltd. SP ADR	3,331	169,415
Southwestern Energy Co.(a)	1,119	57,886
St. Mary Land & Exploration Co.	588	24,908
StatoilHydro ASA SP ADR	8,263	281,603
Stone Energy Corp.(a)	320	14,266
Suncor Energy Inc.	2,877	314,255
Sunoco Inc.	822	60,499
Swift Energy Co.(a)(b)	192	9,107
Talisman Energy Inc.	6,804	147,919
Tesoro Corp.	959	58,048
Total SA SP ADR	14,335	1,155,544
Transocean Inc.(a)	1,899	226,684
Ultra Petroleum Corp.(a)	801	56,759
Unit Corp.(a)	257	12,277
VAALCO Energy Inc.(a)	1,099	5,583
Valero Energy Corp.	3,540	249,322
W&T Offshore Inc.	671	17,996
Whiting Petroleum Corp.(a)	407	22,002
XTO Energy Inc.	2,555	169,601
Yacimientos Petroliferos Fiscales SA SP ADR	432	19,181

		17,261,519
OIL & GAS SERVICES—1.59%
Baker Hughes Inc.	2,062	178,817
BJ Services Co.	1,848	46,551
Cameron International Corp.(a)	707	68,834
Compagnie Generale de Geophysique-Veritas SP ADR(a)	923	60,586
Complete Production Services Inc.(a)	298	5,930
Core Laboratories NV(a)	146	21,307
Dril-Quip Inc.(a)	278	14,826
Exterran Holdings Inc.(a)	313	26,355
FMC Technologies Inc.(a)	899	54,506
Grant Prideco Inc.(a)	895	43,998
Halliburton Co.	5,918	233,288
Helix Energy Solutions Group Inc.(a)	618	28,583
ION Geophysical Corp.(a)	1,025	15,529
National Oilwell Varco Inc.(a)	2,311	169,258
Newpark Resources Inc.(a)	1,891	11,857
Oceaneering International Inc.(a)	321	24,804
Oil States International Inc.(a)	471	20,342
Schlumberger Ltd.	7,663	740,016
SEACOR Holdings Inc.(a)	128	11,731
Smith International Inc.	1,348	89,035
Superior Energy Services Inc.(a)	544	20,172
Tenaris SA ADR	1,595	85,811

Tetra Technologies Inc.(a)	507	9,983
Tidewater Inc.	353	19,299
Weatherford International Ltd.(a)	2,302	149,423
W-H Energy Services Inc.(a)	239	13,757
Willbros Group Inc.(a)	424	16,226

		2,180,824
PACKAGING & CONTAINERS—0.16%
Ball Corp.	572	28,360
Bemis Co. Inc.	781	21,993
Crown Holdings Inc.(a)	1,097	27,206
Greif Inc. Class A	128	8,141
Intertape Polymer Group Inc.(a)	1,472	5,064
Owens-Illinois Inc.(a)	1,020	45,308
Packaging Corp. of America	417	13,277
Pactiv Corp.(a)	861	23,652
Sealed Air Corp.	1,156	28,819
Sonoco Products Co.	642	19,851

		221,671
PHARMACEUTICALS—5.63%
Abbott Laboratories	9,848	537,898
Allergan Inc.	2,008	135,701
Alpharma Inc. Class A(a)	429	8,846
AmerisourceBergen Corp.	1,161	54,695
AstraZeneca PLC SP ADR	9,510	466,941
Barr Pharmaceuticals Inc.(a)	759	43,506
Bristol-Myers Squibb Co.	12,778	383,212
Cardinal Health Inc.	2,304	156,741
Dr. Reddy’s Laboratories Ltd. ADR	1,211	19,194
Elan Corp. PLC SP ADR(a)	3,128	74,446
Forest Laboratories Inc.(a)	2,220	86,735
GlaxoSmithKline PLC SP ADR	17,925	918,656
Herbalife Ltd.	143	6,305
Hospira Inc.(a)	1,054	43,562
K-V Pharmaceutical Co. Class A(a)	480	15,043
Lilly (Eli) and Co.	6,176	334,430
Medco Health Solutions Inc.(a)	1,775	167,525
Medicis Pharmaceutical Corp. Class A	443	13,153
Merck & Co. Inc.	13,955	813,018
NBTY Inc.(a)	578	20,577
Novartis AG ADR	15,618	830,409
Novo-Nordisk A/S SP ADR	1,345	167,708
Pfizer Inc.	44,342	1,091,257
PharMerica Corp.(a)	123	1,962
Sanofi-Aventis ADR	13,329	586,609
Schering-Plough Corp.	9,654	294,640
Valeant Pharmaceuticals International(a)	708	10,301
Watson Pharmaceuticals Inc.(a)	693	21,178
Wyeth	8,532	414,911

		7,719,159
PIPELINES—0.54%
El Paso Corp.	4,655	82,207
Enbridge Inc.	2,150	92,042
Equitable Resources Inc.	835	47,027
National Fuel Gas Co.	399	19,348
ONEOK Inc.	642	32,061
Questar Corp.	1,216	69,409
Spectra Energy Corp.	4,012	104,232
TransCanada Corp.	3,210	136,008
Transportadora de Gas del Sur SA SP ADR(a)	1,498	10,636
Williams Companies Inc. (The)	4,006	146,179

		739,149
REAL ESTATE—0.19%
Brookfield Asset Management Inc. Class A	3,914	159,652
Brookfield Properties Corp.	1,389	34,683
Forest City Enterprises Inc. Class A	385	21,914
Hilltop Holdings Inc.(a)	836	10,049
Jones Lang LaSalle Inc.	230	21,926
MI Developments Inc. Class A	381	12,219

		260,443

REAL ESTATE INVESTMENT TRUSTS—1.55%
Alesco Financial Inc.(b)	3,056	12,163
Alexandria Real Estate Equities Inc.	257	26,507
AMB Property Corp.	679	44,373
Annaly Capital Management Inc.	2,447	41,819
Anworth Mortgage Asset Corp.	1,519	10,375
Apartment Investment and Management Co. Class A	739	34,533
Ashford Hospitality Trust Inc.	1,134	11,159
AvalonBay Communities Inc.	482	59,117
BioMed Realty Trust Inc.	867	20,713
Boston Properties Inc.	707	76,596
BRE Properties Inc. Class A	321	17,591
Camden Property Trust	444	27,683
CapitalSource Inc.	1,348	24,561
CapLease Inc.	1,401	13,113
DCT Industrial Trust Inc.	550	5,902
Developers Diversified Realty Corp.	747	37,649
Douglas Emmett Inc.	386	10,156
Duke Realty Corp.	835	26,845
EastGroup Properties Inc.	321	15,305
Entertainment Properties Trust	333	18,272
Equity Lifestyle Properties Inc.	204	10,249
Equity One Inc.	523	13,692
Equity Residential	1,938	80,970
Essex Property Trust Inc.	128	15,799
Extra Space Storage Inc.	452	7,105
Federal Realty Investment Trust	321	28,319
FelCor Lodging Trust Inc.	616	12,899
First Industrial Realty Trust Inc.	418	17,034
General Growth Properties Inc.	1,539	83,660
Getty Realty Corp.	318	9,041
Glimcher Realty Trust	546	12,121
GMH Communities Trust	898	6,627
HCP Inc.	1,466	49,903
Health Care REIT Inc.	545	24,138
Highwoods Properties Inc.	353	12,694
Home Properties Inc.	385	19,797
Hospitality Properties Trust	417	16,513
Host Hotels & Resorts Inc.	2,885	63,932
HRPT Properties Trust	1,761	16,536
Inland Real Estate Corp.	546	8,135
iStar Financial Inc.	674	20,564
JER Investors Trust Inc.	1,010	11,282
Kilroy Realty Corp.	192	12,488
Kimco Realty Corp.	1,489	61,823
LaSalle Hotel Properties	511	21,115
Lexington Realty Trust	769	15,219
Liberty Property Trust	514	19,337
Macerich Co. (The)	472	40,455
Maguire Properties Inc.	578	15,751
MFA Mortgage Investments Inc.	1,246	10,666
National Health Investors Inc.	257	7,528
National Retail Properties Inc.	321	8,137
Nationwide Health Properties Inc.	635	19,825
NorthStar Realty Finance Corp.	1,023	9,565
Omega Healthcare Investors Inc.	869	14,538
Parkway Properties Inc.	416	17,888
Pennsylvania Real Estate Investment Trust	480	18,312
Post Properties Inc.	409	16,769
ProLogis	1,707	122,460
Ramco-Gershenson Properties Trust	231	6,609
Realty Income Corp.	769	22,716
Regency Centers Corp.	353	25,232
Saul Centers Inc.	191	10,471
Senior Housing Properties Trust	321	7,197
Simon Property Group Inc.	1,449	150,855
SL Green Realty Corp.	389	46,937
Sovran Self Storage Inc.	257	12,159
Strategic Hotels & Resorts Inc.	406	8,867
Sun Communities Inc.	453	13,817

Sunstone Hotel Investors Inc.	276	7,676
Tanger Factory Outlet Centers Inc.	546	22,998
Taubman Centers Inc.	321	18,897
UDR Inc.	1,128	26,779
Universal Health Realty Income Trust	384	14,196
U-Store-It Trust	1,165	15,029
Ventas Inc.	1,181	50,653
Vornado Realty Trust	913	102,000
Washington Real Estate Investment Trust	603	21,238
Weingarten Realty Investors	761	29,116

		2,120,760
RETAIL—3.33%
Abercrombie & Fitch Co. Class A	642	50,846
Advance Auto Parts Inc.	870	29,684
Aeropostale Inc.(a)	685	15,687
American Eagle Outfitters Inc.	1,197	28,465
AnnTaylor Stores Corp.(a)	647	20,051
AutoNation Inc.(a)	1,405	24,854
AutoZone Inc.(a)	337	41,926
Barnes & Noble Inc.	486	18,779
Best Buy Co. Inc.	2,581	125,230
Big Lots Inc.(a)(b)	771	18,489
BJ’s Wholesale Club Inc.(a)	449	16,110
Blockbuster Inc. Class A(a)	458	2,409
Brinker International Inc.	963	24,451
Brown Shoe Co. Inc.	515	10,506
Buckle Inc. (The)	96	4,138
Cabela’s Inc. Class A(a)(b)	502	9,799
CarMax Inc.(a)	1,732	36,147
Cash America International Inc.	259	10,101
Cato Corp. Class A	192	3,855
Chipotle Mexican Grill Inc. Class B(a)	73	9,002
CKE Restaurants Inc.	321	5,194
Collective Brands Inc.(a)	690	12,758
CSK Auto Corp.(a)	950	10,830
CVS Caremark Corp.	9,558	399,238
Darden Restaurants Inc.	995	42,785
Delhaize Group SP ADR	610	58,273
Dick’s Sporting Goods Inc.(a)	628	20,956
Dillard’s Inc. Class A	1,008	23,214
Family Dollar Stores Inc.	1,091	27,657
GameStop Corp. Class A(a)	638	37,782
Gap Inc. (The)	4,052	76,583
Genesco Inc.(a)	128	5,914
Home Depot Inc.	10,885	342,986
IHOP Corp.	128	8,106
Jack in the Box Inc.(a)	514	16,124
Kohl’s Corp.(a)	1,923	105,707
Landry’s Restaurants Inc.	160	4,595
Limited Brands Inc.	2,209	48,620
Longs Drug Stores Corp.	192	10,082
Lowe’s Companies Inc.	9,651	259,515
Macy’s Inc.	2,937	94,072
McDonald’s Corp.	8,017	478,615
Men’s Wearhouse Inc. (The)	351	14,833
Movado Group Inc.	128	3,852
MSC Industrial Direct Co. Inc. Class A	413	20,117
New York & Co. Inc.(a)	1,360	9,615
99 Cents Only Stores(a)	955	10,266
Nordstrom Inc.	1,544	60,895
Nu Skin Enterprises Inc. Class A	353	6,096
OfficeMax Inc.	734	23,231
Penney (J.C.) Co. Inc.	1,272	71,537
Penske Automotive Group Inc.	568	12,655
Regis Corp.	289	9,710
Rite Aid Corp.(a)	3,982	15,570
Saks Inc.	803	16,991
Sonic Automotive Inc.	398	10,053
Stage Stores Inc.	287	5,384
Steak n Shake Co. (The)(a)	547	8,287
Talbots Inc. (The)(b)	576	8,473

Target Corp.	5,006	307,168
Tiffany & Co.	963	52,175
Tim Hortons Inc.	1,001	37,938
TJX Companies Inc. (The)	2,921	84,505
Triarc Companies Inc. Class B	689	7,717
Tween Brands Inc.(a)	269	8,258
Under Armour Inc. Class A(a)	124	7,719
Walgreen Co.	6,457	256,020
Wal-Mart Stores Inc.	16,023	724,400
Wendy’s International Inc.	741	25,757
World Fuel Services Corp.	254	11,250
Yum! Brands Inc.	3,659	147,348

		4,567,955
SAVINGS & LOANS—0.16%
FirstFed Financial Corp.(a)(b)	207	8,855
New York Community Bancorp Inc.	1,895	35,266
NewAlliance Bancshares Inc.	1,016	14,214
Washington Mutual Inc.	5,903	164,576

		222,911
SEMICONDUCTORS—0.98%
Advanced Micro Devices Inc.(a)	4,561	59,658
Advanced Semiconductor Engineering Inc. ADR	7,519	45,264
Analog Devices Inc.	2,020	67,589
Emulex Corp.(a)	566	12,260
Fairchild Semiconductor International Inc. Class A(a)	1,118	20,404
Infineon Technologies AG ADR(a)	5,338	78,362
International Rectifier Corp.(a)	541	18,059
LSI Corp.(a)	6,009	39,659
MEMC Electronic Materials Inc.(a)	1,316	96,358
Micron Technology Inc.(a)	6,375	67,001
National Semiconductor Corp.	1,931	48,545
Semiconductor Manufacturing International Corp. ADR(a)	3,759	21,877
STMicroelectronics NV NYS	4,461	76,328
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	28,520	303,738
Teradyne Inc.(a)	1,354	16,708
Texas Instruments Inc.	9,237	301,126
United Microelectronics Corp. SP ADR	19,328	72,867

		1,345,803
SOFTWARE—0.88%
American Reprographics Co.(a)	788	15,981
Automatic Data Processing Inc.	3,482	172,568
BMC Software Inc.(a)	1,477	49,982
Broadridge Financial Solutions Inc.	1,249	24,980
CA Inc.	2,872	75,964
Dun & Bradstreet Corp. (The)	367	35,544
Fair Isaac Corp.	410	15,547
Fidelity National Information Services Inc.	1,309	60,371
Global Payments Inc.	514	24,446
IMS Health Inc.	1,226	30,907
Konami Corp. ADR	703	20,978
MasterCard Inc. Class A	453	85,866
NAVTEQ Corp.(a)	747	57,668
Red Hat Inc.(a)	1,280	27,635
Salesforce.com Inc.(a)	634	35,739
SAP AG SP ADR	5,992	325,246
Satyam Computer Services Ltd. ADR	2,301	69,835
Sybase Inc.(a)	642	18,361
SYNNEX Corp.(a)	265	5,928
Total System Services Inc.	257	7,700
VeriFone Holdings Inc.(a)	158	7,810
Wipro Ltd. ADR	2,393	39,413

		1,208,469
TELECOMMUNICATIONS—8.52%
Alcatel-Lucent	15,648	151,629
Alltel Corp.	1,915	136,252

Amdocs Ltd.(a)	1,251	43,034
America Movil SAB de CV Series L ADR	5,538	362,130
American Tower Corp. Class A(a)	2,822	124,676
Anixter International Inc.(a)	224	16,094
AT&T Inc.	39,085	1,633,362
BCE Inc.	5,389	235,014
British Telecom PLC SP ADR	5,345	363,941
CenturyTel Inc.	786	34,623
China Mobile Hong Kong Ltd. SP ADR	5,438	563,812
China Netcom Group Corp. (Hong Kong) Ltd. SP ADR	449	28,013
China Telecom Corp. Ltd. ADR(b)	1,037	91,132
China Unicom Ltd. ADR	4,022	98,619
Cincinnati Bell Inc.(a)	1,742	9,442
Citizens Communications Co.	2,276	29,952
CommScope Inc.(a)	508	23,962
Corning Inc.	10,320	250,466
Crown Castle International Corp.(a)	1,430	58,730
Deutsche Telekom AG SP ADR	19,156	393,464
Embarq Corp.	944	49,956
France Telecom SA SP ADR	11,720	433,640
Harris Corp.	899	54,443
Hellenic Telecommunications Organization SA SP ADR	4,271	79,184
Hypercom Corp.(a)	1,037	5,610
KT Corp. SP ADR	1,133	26,648
Magyar Telekom Telecommunications PLC SP ADR	709	19,030
MasTec Inc.(a)	710	11,211
Mobile TeleSystems SP ADR	1,276	105,908
Motorola Inc.	14,955	281,004
NeuStar Inc. Class A(a)	682	23,324
Nippon Telegraph and Telephone Corp. ADR	5,483	125,835
Nokia OYJ SP ADR	25,395	1,008,689
NTT DoCoMo Inc. SP ADR	10,539	153,869
Philippine Long Distance Telephone Co. SP ADR	665	45,619
Plantronics Inc.	577	15,781
Portugal Telecom SGPS SP ADR	6,004	80,874
PT Indosat Tbk ADR	387	18,673
PT Telekomunikasi Indonesia SP ADR	1,766	85,210
Qwest Communications International Inc.(a)	9,706	69,689
Rostelecom SP ADR	398	23,761
Royal KPN NV SP ADR	11,936	225,590
SK Telecom Co. Ltd. ADR	2,014	62,051
Sprint Nextel Corp.	17,861	305,423
Syniverse Holdings Inc.(a)	501	8,362
Telecom Argentina SA SP ADR(a)	738	17,719
Telecom Corp. of New Zealand Ltd. SP ADR	1,968	33,043
Telecom Italia SpA SP ADR	7,418	232,999
Telefonica SA SP ADR	8,924	887,492
Telefonos de Mexico SAB de CV Series L SP ADR	2,306	84,330
Telkom SA Ltd. SP ADR	359	39,849
TELUS Corp.	1,085	63,614
Turkcell Iletisim Hizmetleri AS ADR	1,287	30,939
Verizon Communications Inc.	18,567	855,382
Videsh Sanchar Nigam Ltd. ADR	389	10,698
Vimpel-Communications SP ADR	2,337	77,285
Vodafone Group PLC SP ADR	34,030	1,336,358
Windstream Corp.	3,192	42,932

		11,680,371
TEXTILES—0.03%
Mohawk Industries Inc.(a)	353	30,125
UniFirst Corp.	189	7,112

		37,237
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	1,027	30,656
Marvel Entertainment Inc.(a)	610	15,091
Mattel Inc.	2,857	59,683

		105,430

TRANSPORTATION—1.17%
Bristow Group Inc.(a)	279	13,919
Burlington Northern Santa Fe Corp.	1,952	170,117
Canadian National Railway Co.	3,064	171,553
Canadian Pacific Railway Ltd.	948	66,720
CHC Helicopter Corp. Class A	257	6,569
Con-way Inc.	445	18,961
CSX Corp.	2,825	126,475
FedEx Corp.	1,807	186,735
Frontline Ltd.	386	17,524
Genesee & Wyoming Inc. Class A(a)	283	8,298
Guangshen Railway Co. Ltd. SP ADR	349	15,119
Kansas City Southern Industries Inc.(a)	417	16,134
Kirby Corp.(a)	441	20,145
Knight Transportation Inc.	340	5,430
Norfolk Southern Corp.	2,499	129,073
Overseas Shipholding Group Inc.	273	20,311
Ryder System Inc.	417	19,953
Ship Finance International Ltd.	548	15,004
Teekay Corp.	449	25,122
Tsakos Energy Navigation Ltd.	128	8,908
Union Pacific Corp.	1,651	211,394
United Parcel Service Inc. Class B	4,335	325,559

		1,599,023
TRUCKING & LEASING—0.01%
GATX Corp.	354	14,503

		14,503
WATER—0.21%
American States Water Co.	323	14,680
Aqua America Inc.	805	18,724
California Water Service Group	284	12,607
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	383	19,924
Veolia Environnement ADR	2,532	227,196

		293,131

TOTAL COMMON STOCKS
(Cost: $121,685,742)		136,758,589

Security	Shares	Value

PREFERRED STOCKS—0.04%

ELECTRIC—0.01%
Companhia Paranaense de Energia SP ADR	990	16,335

		16,335
FOREST PRODUCTS & PAPER—0.03%
Aracruz Celulose SA SP ADR	412	31,679
Votorantim Celulose e Papel SA SP ADR	258	8,088

		39,767
REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Class A, 6.125%	64	1,633

		1,633

TOTAL PREFERRED STOCKS
(Cost: $44,804)		57,735

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.46%

MONEY MARKET FUNDS—0.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(c)(d)	107,696	107,696
BGI Cash Premier Fund LLC
5.17%(c)(d)(e)	512,100	512,100

		619,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $619,796)		619,796

TOTAL INVESTMENTS IN SECURITIES—100.28%
(Cost: $122,350,342)		137,436,120
Other Assets, Less Liabilities—(0.28)%		(378,483)

NET ASSETS—100.00%		$137,057,637

ADR  -  American Depositary Receipts

NVS  -  Non-Voting Shares

NYS  -  New York Registered Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—2.71%
Boeing Co. (The)	12,679	$1,250,023
General Dynamics Corp.	5,956	541,758
Lockheed Martin Corp.	5,867	645,605
United Technologies Corp.	16,330	1,250,715

		3,688,101
AGRICULTURE—2.70%
Altria Group Inc.	37,450	2,731,228
Monsanto Co.	9,655	942,618

		3,673,846
BANKS—7.28%
Bank of America Corp.	80,230	3,873,504
Bank of New York Mellon Corp. (The)	20,548	1,003,770
SunTrust Banks Inc.	6,205	450,483
U.S. Bancorp	30,854	1,023,119
Wachovia Corp.	35,394	1,618,568
Wells Fargo & Co.	56,973	1,937,652

		9,907,096
BEVERAGES—3.79%
Anheuser-Busch Companies Inc.	13,368	685,511
Coca-Cola Co. (The)	37,990	2,346,262
PepsiCo Inc.	28,840	2,126,085

		5,157,858
BIOTECHNOLOGY—0.45%
Genentech Inc.(a)	8,271	613,129

		613,129
CHEMICALS—1.17%
Dow Chemical Co. (The)	17,224	775,769
Du Pont (E.I.) de Nemours and Co.	16,417	812,806

		1,588,575
COMPUTERS—4.54%
EMC Corp.(a)	37,450	950,856
Hewlett-Packard Co.	46,628	2,409,735
International Business Machines Corp.	24,326	2,824,735

		6,185,326
COSMETICS & PERSONAL CARE—3.36%
Colgate-Palmolive Co.	9,243	704,964
Procter & Gamble Co. (The)	55,659	3,869,414

		4,574,378
DIVERSIFIED FINANCIAL SERVICES—10.67%
American Express Co.	18,944	1,154,637
Capital One Financial Corp.	7,388	484,579

Citigroup Inc.	88,671	3,715,315
Federal Home Loan Mortgage Corp.	11,802	616,418
Federal National Mortgage Association	17,200	981,088
Franklin Resources Inc.	2,946	382,037
Goldman Sachs Group Inc. (The)	6,603	1,637,016
JPMorgan Chase & Co.	60,263	2,832,361
Lehman Brothers Holdings Inc.	9,485	600,780
Merrill Lynch & Co. Inc.	14,445	953,659
Morgan Stanley	17,246	1,159,966

		14,517,856
ELECTRIC—1.43%
Dominion Resources Inc.	5,179	474,552
Exelon Corp.	11,958	989,883
Southern Co. (The)	13,331	488,714

		1,953,149
ELECTRICAL COMPONENTS & EQUIPMENT—0.54%
Emerson Electric Co.	14,135	738,836

		738,836
FOOD—0.69%
Kraft Foods Inc.	28,135	939,990

		939,990
HEALTH CARE - PRODUCTS—3.85%
Alcon Inc.	1,371	208,680
Baxter International Inc.	11,594	695,756
Johnson & Johnson	51,726	3,370,983
Medtronic Inc.	20,329	964,408

		5,239,827
HEALTH CARE - SERVICES—1.48%
UnitedHealth Group Inc.	23,635	1,161,660
WellPoint Inc.(a)	10,706	848,236

		2,009,896
HOLDING COMPANIES - DIVERSIFIED—0.59%
Berkshire Hathaway Inc. Class B(a)	182	803,348

		803,348
HOUSEHOLD PRODUCTS & WARES—0.39%
Kimberly-Clark Corp.	7,575	536,992

		536,992
INSURANCE—4.10%
Allstate Corp. (The)	10,426	546,322
American International Group Inc.	40,114	2,531,996
Hartford Financial Services Group Inc. (The)	5,622	545,503
MetLife Inc.	8,048	554,105
Prudential Financial Inc.	8,188	791,943
Travelers Companies Inc. (The)	11,702	610,961

		5,580,830
LEISURE TIME—0.27%
Carnival Corp.	7,531	361,337

		361,337
LODGING—0.18%
Las Vegas Sands Corp.(a)	1,864	248,061

		248,061

MACHINERY—0.63%
Caterpillar Inc.	11,526	859,955

		859,955
MANUFACTURING—7.19%
General Electric Co.	183,299	7,544,587
Honeywell International Inc.	12,211	737,667
Illinois Tool Works Inc.	8,437	483,103
3M Co.	11,803	1,019,307

		9,784,664
MEDIA—2.24%
News Corp. Class A	33,151	718,382
Time Warner Inc.	66,298	1,210,601
Walt Disney Co. (The)	32,497	1,125,371

		3,054,354
MINING—1.05%
Alcoa Inc.	15,752	623,622
Freeport-McMoRan Copper & Gold Inc.	6,787	798,694

		1,422,316
OIL & GAS—13.26%
Chevron Corp.	38,028	3,479,942
ConocoPhillips	27,159	2,307,429
Devon Energy Corp.	7,445	695,363
Exxon Mobil Corp.	98,868	9,094,867
Marathon Oil Corp.	12,870	761,003
Occidental Petroleum Corp.	14,873	1,026,981
Valero Energy Corp.	9,796	689,932

		18,055,517
OIL & GAS SERVICES—1.96%
Halliburton Co.	15,866	625,438
Schlumberger Ltd.	21,219	2,049,119

		2,674,557
PHARMACEUTICALS—8.23%
Abbott Laboratories	27,469	1,500,357
Bristol-Myers Squibb Co.	35,105	1,052,799
Cardinal Health Inc.	6,472	440,290
Lilly (Eli) and Co.	17,250	934,088
Merck & Co. Inc.	38,834	2,262,469
Pfizer Inc.	123,608	3,041,993
Schering-Plough Corp.	26,695	814,731
Wyeth	23,826	1,158,658

		11,205,385
RETAIL—5.63%
CVS Caremark Corp.	26,420	1,103,563
Home Depot Inc.	29,974	944,481
Lowe’s Companies Inc.	26,496	712,477
McDonald’s Corp.	21,494	1,283,192
Target Corp.	13,866	850,818
Walgreen Co.	18,058	716,000
Wal-Mart Stores Inc.	45,310	2,048,465

		7,658,996
SAVINGS & LOANS—0.32%
Washington Mutual Inc.	15,398	429,296

		429,296
SEMICONDUCTORS—0.62%
Texas Instruments Inc.	25,714	838,276

		838,276

SOFTWARE—0.34%
Automatic Data Processing Inc.	9,436	467,648

		467,648
TELECOMMUNICATIONS—6.78%
AT&T Inc.	108,757	4,544,955
Corning Inc.	27,910	677,376
Motorola Inc.	41,299	776,008
Sprint Nextel Corp.	49,554	847,373
Verizon Communications Inc.	51,731	2,383,247

		9,228,959
TRANSPORTATION—1.42%
Burlington Northern Santa Fe Corp.	5,685	495,448
FedEx Corp.	5,074	524,347
United Parcel Service Inc. Class B	12,114	909,761

		1,929,556

TOTAL COMMON STOCKS
(Cost: $131,865,530)		135,927,910

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.15%

MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.12%(b)(c)	206,693	206,693

		206,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,693)		206,693

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $132,072,223)		136,134,603
Other Assets, Less Liabilities—(0.01)%		(14,181)

NET ASSETS—100.00%		$136,120,422

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE/Xinhua China 25, iShares S&P GSSITM Natural Resources, iShares S&P GSTITM Networking, iShares S&P GSTITM Semiconductor, iShares S&P GSTITM Software, iShares S&P GSTITM Technology, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE/Xinhua China 25	$5,992,201,897	$4,354,702,755	$(1,914,164)	$4,352,788,591

S&P GSSITM Natural Resources	1,740,042,401	560,553,367	(17,887,861)	542,665,506
S&P GSTITM Networking	292,112,726	19,538,571	(30,954,961)	(11,416,390)
S&P GSTITM Semiconductor	348,299,209	5,004,231	(40,057,478)	(35,053,247)
S&P GSTITM Software	265,731,113	18,522,305	(5,519,296)	13,003,009
S&P GSTITM Technology	527,325,856	64,479,080	(20,242,223)	44,236,857
MSCI EAFE	36,384,281,660	15,559,950,845	(154,728,201)	15,405,222,644
MSCI EAFE Growth	756,451,178	145,851,180	(9,379,319)	136,471,861
MSCI EAFE Value	1,142,013,305	180,487,597	(20,352,106)	160,135,491
NYSE Composite	122,377,916	18,744,133	(3,685,929)	15,058,204
NYSE 100	132,569,692	8,601,182	(5,036,271)	3,564,911

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities for the quarter ended October 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
MSCI EAFE Barclays PLC	21,121	2,137	—	23,258	$291,823,479	$4,880,735	$—
MSCI EAFE Value Barclays PLC	1,122	111	—	1,233	15,469,686	256,855	—
NYSE Composite Barclays PLC SP ADR	10	2	1	11	566,571	9,001	4,820

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2007, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: December 14, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: December 14, 2007